Schedule of Investments (unaudited) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
American Express Credit Account Master Trust, Series 2022-2, Class A, 3.39%, 05/15/27	$1,698	$1,662,921
BA Credit Card Trust, Series 2023-A2, Class A2, 4.98%, 11/15/28	1,500	1,503,593
CarMax Auto Owner Trust, Series 2023-4, Class A3, 6.00%, 07/17/28	4,000	4,067,295
Chase Issuance Trust, Series 2024-A2, Class A, 4.63%, 01/15/31	360	358,528
GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class A3, 5.78%, 08/16/28	2,130	2,161,283
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23%, 12/15/28	210	209,565
Toyota Auto Receivables Owner Trust
Series 2021-B, Class A3, 0.26%, 11/17/25	180	176,864
Series 2021-B, Class A4, 0.53%, 10/15/26	427	406,197
Verizon Master Trust, Series 2021-1, Class A, 0.50%, 05/20/27	488	484,485
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/29	1,000	1,000,464

Total Asset-Backed Securities — 0.4% (Cost: $12,087,283)		12,031,195

Corporate Bonds

Aerospace & Defense — 0.5%
Boeing Co.
4.88%, 05/01/25(a)	341	337,212
2.75%, 02/01/26(a)	171	162,103
2.20%, 02/04/26(a)	427	399,757
3.10%, 05/01/26(a)	171	162,275
2.70%, 02/01/27	80	73,688
2.80%, 03/01/27(a)	171	157,906
5.04%, 05/01/27(a)	341	334,569
3.25%, 03/01/28	300	274,985
3.20%, 03/01/29	341	304,631
2.95%, 02/01/30(a)	100	86,366
5.15%, 05/01/30	300	290,252
6.13%, 02/15/33	74	75,456
3.25%, 02/01/35	275	216,392
5.71%, 05/01/40	341	326,385
3.38%, 06/15/46	87	58,670
3.85%, 11/01/48(a)	171	120,508
3.90%, 05/01/49	130	92,628
3.75%, 02/01/50	243	169,041
5.81%, 05/01/50	450	425,758
5.93%, 05/01/60	427	400,327
General Dynamics Corp.
3.25%, 04/01/25(a)	87	85,306
3.50%, 05/15/25(a)	171	167,918
1.15%, 06/01/26(a)	78	71,833
2.13%, 08/15/26	87	81,528
3.75%, 05/15/28(a)	87	84,197
2.25%, 06/01/31(a)	61	51,683
4.25%, 04/01/40	171	155,035
2.85%, 06/01/41	83	61,427
4.25%, 04/01/50	87	75,773
General Electric Co., Series A, 6.75%, 03/15/32(a)	200	222,788
Howmet Aerospace, Inc.
3.00%, 01/15/29	100	90,302
5.95%, 02/01/37	100	103,493

Security	Par (000)	Value

Aerospace & Defense (continued)
Huntington Ingalls Industries, Inc., 2.04%, 08/16/28	$71	$61,991
L3Harris Technologies, Inc.
3.83%, 04/27/25	87	85,517
5.40%, 01/15/27	100	100,714
4.40%, 06/15/28	458	445,471
5.05%, 06/01/29(a)	50	49,840
2.90%, 12/15/29(a)	121	107,698
1.80%, 01/15/31	158	128,293
5.25%, 06/01/31	45	44,917
5.40%, 07/31/33(a)	205	206,288
5.35%, 06/01/34	35	35,000
5.60%, 07/31/53	100	101,502
Lockheed Martin Corp.
3.55%, 01/15/26(a)	194	189,367
5.10%, 11/15/27(a)	35	35,400
4.50%, 02/15/29(a)	45	44,573
1.85%, 06/15/30	300	252,837
3.90%, 06/15/32(a)	58	54,430
5.25%, 01/15/33(a)	50	51,395
4.80%, 08/15/34(a)	50	49,446
3.60%, 03/01/35(a)	65	57,573
4.50%, 05/15/36	141	133,914
4.07%, 12/15/42	189	163,824
4.70%, 05/15/46	130	121,377
4.09%, 09/15/52	187	157,028
4.15%, 06/15/53	140	118,092
5.70%, 11/15/54(a)	110	117,230
5.20%, 02/15/55	100	99,835
4.30%, 06/15/62	140	118,570
5.90%, 11/15/63(a)	40	43,814
5.20%, 02/15/64	100	98,879
Northrop Grumman Corp.
3.25%, 01/15/28	341	322,219
4.60%, 02/01/29(a)	50	49,433
4.40%, 05/01/30	171	166,326
4.70%, 03/15/33	100	97,623
4.90%, 06/01/34	50	49,132
4.75%, 06/01/43	151	138,996
4.03%, 10/15/47	257	210,157
5.25%, 05/01/50	150	147,139
4.95%, 03/15/53(a)	75	70,456
5.20%, 06/01/54	100	97,390
Precision Castparts Corp., 4.38%, 06/15/45	87	76,944
RTX Corp.
3.95%, 08/16/25	171	168,188
5.00%, 02/27/26(a)	75	74,805
2.65%, 11/01/26(a)	300	282,699
5.75%, 11/08/26	100	101,537
3.50%, 03/15/27	171	164,309
3.13%, 05/04/27(a)	171	161,985
4.13%, 11/16/28	211	204,097
5.75%, 01/15/29(a)	85	87,951
2.25%, 07/01/30(a)	246	210,018
6.00%, 03/15/31(a)	200	210,241
1.90%, 09/01/31	171	137,839
2.38%, 03/15/32(a)	200	164,764
5.15%, 02/27/33(a)	125	125,238
6.10%, 03/15/34(a)	120	128,254
4.45%, 11/16/38(a)	87	78,362
4.88%, 10/15/40	87	81,211
4.70%, 12/15/41	74	66,919

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
RTX Corp. (continued)
4.50%, 06/01/42(a)	$350	$312,285
4.15%, 05/15/45	87	72,208
3.75%, 11/01/46	130	100,607
4.35%, 04/15/47	171	145,575
4.05%, 05/04/47	87	70,960
4.63%, 11/16/48	214	190,224
3.13%, 07/01/50(a)	227	154,928
2.82%, 09/01/51	87	55,338
3.03%, 03/15/52(a)	100	66,215
5.38%, 02/27/53(a)	95	93,691
6.40%, 03/15/54(a)	55	62,225
Textron, Inc., 3.00%, 06/01/30(a)	171	150,870

		14,344,365

Air Freight & Logistics — 0.1%
FedEx Corp.
3.25%, 04/01/26(a)	95	91,862
4.25%, 05/15/30(a)	141	136,413
2.40%, 05/15/31(a)	109	92,516
3.90%, 02/01/35	67	59,765
3.25%, 05/15/41(a)	147	110,062
3.88%, 08/01/42	50	40,093
4.75%, 11/15/45	114	100,993
4.55%, 04/01/46(a)	130	112,119
4.40%, 01/15/47	87	72,813
4.05%, 02/15/48	87	69,408
4.95%, 10/17/48(a)	171	155,654
5.25%, 05/15/50(a)	150	143,674
GXO Logistics, Inc.(a)
1.65%, 07/15/26	171	156,787
2.65%, 07/15/31	87	70,831
United Parcel Service, Inc.
3.90%, 04/01/25	171	168,786
2.40%, 11/15/26(a)	141	132,667
3.05%, 11/15/27	87	82,155
4.88%, 03/03/33(a)	60	60,075
6.20%, 01/15/38(a)	74	81,893
5.20%, 04/01/40(a)	171	172,040
3.63%, 10/01/42	87	71,306
3.40%, 11/15/46(a)	78	60,404
3.75%, 11/15/47	87	69,679
3.40%, 09/01/49(a)	75	56,509
5.30%, 04/01/50(a)	171	173,858
5.05%, 03/03/53(a)	60	58,912

		2,601,274

Automobile Components — 0.0%
Aptiv PLC(a)
4.40%, 10/01/46	87	68,739
3.10%, 12/01/51	171	107,849
Aptiv PLC/Aptiv Corp.(a)
3.25%, 03/01/32	102	88,719
4.15%, 05/01/52	87	66,637
BorgWarner, Inc., 2.65%, 07/01/27(a)	156	144,436
Lear Corp.(a)
2.60%, 01/15/32	71	58,250
5.25%, 05/15/49	87	79,386
3.55%, 01/15/52	74	51,568
Magna International, Inc.
5.05%, 03/14/29	25	24,987

Security	Par (000)	Value

Automobile Components (continued)
Magna International, Inc. (continued)
2.45%, 06/15/30(a)	$60	$51,912
5.50%, 03/21/33(a)	20	20,581

		763,064

Automobiles — 0.5%
American Honda Finance Corp.
1.00%, 09/10/25(a)	200	188,285
5.80%, 10/03/25(a)	50	50,407
4.95%, 01/09/26(a)	50	49,884
1.30%, 09/09/26	71	65,029
2.35%, 01/08/27(a)	87	81,402
4.90%, 03/12/27	50	49,901
4.70%, 01/12/28(a)	20	19,916
2.00%, 03/24/28	93	83,745
5.13%, 07/07/28(a)	300	303,388
5.65%, 11/15/28(a)	50	51,524
2.25%, 01/12/29(a)	87	77,589
4.90%, 03/13/29	50	49,858
4.60%, 04/17/30(a)	60	59,046
5.85%, 10/04/30	50	52,295
4.90%, 01/10/34	35	34,464
Series A, 4.60%, 04/17/25(a)	60	59,530
AutoNation, Inc.
1.95%, 08/01/28	74	64,041
2.40%, 08/01/31	78	62,835
3.85%, 03/01/32(a)	80	71,109
AutoZone, Inc.
3.25%, 04/15/25(a)	58	56,676
5.05%, 07/15/26(a)	25	25,039
4.50%, 02/01/28(a)	145	142,751
6.25%, 11/01/28(a)	25	26,217
3.75%, 04/18/29(a)	171	161,741
4.75%, 08/01/32	100	97,015
4.75%, 02/01/33(a)	150	144,916
5.20%, 08/01/33(a)	25	25,037
6.55%, 11/01/33(a)	25	27,364
Ford Motor Co.
7.45%, 07/16/31(a)	100	108,536
3.25%, 02/12/32	100	83,181
6.10%, 08/19/32(a)	200	202,663
4.75%, 01/15/43(a)	200	166,076
7.40%, 11/01/46	100	108,935
5.29%, 12/08/46(a)	200	177,814
General Motors Co.
4.00%, 04/01/25(a)	341	335,558
4.20%, 10/01/27	171	165,578
6.80%, 10/01/27	104	108,896
5.40%, 10/15/29(a)	65	65,177
5.60%, 10/15/32(a)	100	101,202
5.00%, 04/01/35	130	123,204
6.60%, 04/01/36(a)	187	198,792
5.15%, 04/01/38	287	269,384
6.25%, 10/02/43(a)	150	153,442
5.20%, 04/01/45	171	153,619
6.75%, 04/01/46(a)	133	143,627
5.95%, 04/01/49(a)	112	110,430
General Motors Financial Co., Inc.
2.75%, 06/20/25(a)	169	163,315
4.30%, 07/13/25	171	168,403
6.05%, 10/10/25	380	382,814
5.25%, 03/01/26(a)	179	178,432
5.40%, 04/06/26	65	65,024

2

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Automobiles (continued)
General Motors Financial Co., Inc. (continued)
1.50%, 06/10/26	$171	$157,295
4.35%, 01/17/27	87	84,969
2.35%, 02/26/27(a)	171	157,887
5.00%, 04/09/27(a)	200	198,514
2.70%, 08/20/27(a)	171	157,593
6.00%, 01/09/28(a)	50	51,257
2.40%, 04/10/28(a)	89	79,928
5.80%, 06/23/28(a)	55	56,076
2.40%, 10/15/28	168	148,682
5.80%, 01/07/29(a)	75	76,321
5.65%, 01/17/29	87	87,900
4.30%, 04/06/29(a)	300	286,753
5.85%, 04/06/30(a)	45	45,898
3.60%, 06/21/30	90	81,243
2.70%, 06/10/31	122	101,695
3.10%, 01/12/32(a)	75	63,525
6.40%, 01/09/33	75	78,595
6.10%, 01/07/34(a)	75	77,009
Genuine Parts Co.
6.50%, 11/01/28	25	26,403
6.88%, 11/01/33	25	27,644
Honda Motor Co. Ltd., 2.97%, 03/10/32(a)	133	117,789
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	104	126,628
O’Reilly Automotive, Inc.
5.75%, 11/20/26(a)	35	35,576
4.35%, 06/01/28(a)	171	167,834
3.90%, 06/01/29(a)	171	163,575
1.75%, 03/15/31	78	63,122
4.70%, 06/15/32(a)	100	97,729
PACCAR Financial Corp.
3.55%, 08/11/25(a)	270	264,523
4.95%, 10/03/25	80	79,823
4.45%, 03/30/26(a)	220	218,305
1.10%, 05/11/26(a)	110	101,725
5.20%, 11/09/26	25	25,201
2.00%, 02/04/27(a)	75	69,340
4.60%, 01/10/28	100	99,574
4.60%, 01/31/29(a)	50	49,667
5.00%, 03/22/34(a)	25	25,129
Toyota Motor Corp.
1.34%, 03/25/26(a)	87	81,182
5.28%, 07/13/26(a)	40	40,273
5.12%, 07/13/28	50	51,017
2.76%, 07/02/29(a)	65	60,172
2.36%, 03/25/31(a)	87	75,964
5.12%, 07/13/33(a)	45	47,483
Toyota Motor Credit Corp.
3.95%, 06/30/25	1,085	1,069,628
3.65%, 08/18/25	80	78,492
5.60%, 09/11/25	25	25,168
5.40%, 11/10/25	100	100,504
4.80%, 01/05/26(a)	50	49,820
4.45%, 05/18/26	80	79,232
1.13%, 06/18/26(a)	210	193,290
5.00%, 08/14/26(a)	100	100,107
5.40%, 11/20/26(a)	50	50,581
1.90%, 01/13/27(a)	171	157,886
3.05%, 03/22/27(a)	171	162,667
4.55%, 09/20/27	100	99,029
4.63%, 01/12/28(a)	40	39,839

Security	Par (000)	Value

Automobiles (continued)
Toyota Motor Credit Corp. (continued)
1.90%, 04/06/28	$189	$169,721
5.25%, 09/11/28(a)	25	25,431
4.65%, 01/05/29	50	49,694
3.65%, 01/08/29(a)	171	162,828
4.45%, 06/29/29(a)	100	98,631
2.15%, 02/13/30	87	75,286
3.38%, 04/01/30	300	277,077
4.55%, 05/17/30(a)	80	78,686
5.10%, 03/21/31	50	50,393
1.90%, 09/12/31(a)	121	99,236
4.70%, 01/12/33(a)	45	44,607
Series B, 5.00%, 03/19/27	50	50,153

		13,409,910

Banks — 6.2%
African Development Bank
4.63%, 01/04/27	1,000	1,001,314
4.38%, 03/14/28	600	597,658
Asian Development Bank
3.75%, 04/25/28(a)	1,000	975,023
4.50%, 08/25/28(a)	300	301,584
4.00%, 01/12/33	400	389,187
3.88%, 06/14/33	200	192,531
Asian Infrastructure Investment Bank, 4.88%, 09/14/26	1,000	1,004,970
Banco Bilbao Vizcaya Argentaria SA(b)
(1-year CMT + 2.30%), 5.86%, 09/14/26(a)	200	200,291
(1-year CMT + 3.30%), 7.88%, 11/15/34	200	218,739
Banco Santander SA
5.15%, 08/18/25	600	595,804
5.18%, 11/19/25	200	197,754
1.85%, 03/25/26(a)	400	373,646
5.29%, 08/18/27	400	399,075
5.59%, 08/08/28	200	202,825
2.75%, 12/03/30(a)	400	330,598
6.92%, 08/08/33	200	209,294
6.94%, 11/07/33	200	220,908
6.35%, 03/14/34	200	200,144
(1-year CMT + 0.90%), 1.72%, 09/14/27(b)	200	182,421
Bank of America Corp.
3.88%, 08/01/25(a)	384	377,964
4.45%, 03/03/26	229	225,565
3.50%, 04/19/26	111	107,644
4.25%, 10/22/26	221	216,106
3.25%, 10/21/27(a)	236	223,741
6.11%, 01/29/37(a)	350	371,733
7.75%, 05/14/38(a)	200	242,643
5.88%, 02/07/42	189	201,632
5.00%, 01/21/44(a)	214	207,107
4.88%, 04/01/44(a)	171	161,542
(1-day SOFR + 0.96%), 1.73%, 07/22/27(b)	600	553,170
(1-day SOFR + 1.01%), 1.20%, 10/24/26(a)(b)	189	176,898
(1-day SOFR + 1.05%), 2.55%, 02/04/28(b)	362	336,486
(1-day SOFR + 1.06%), 2.09%, 06/14/29(b)	341	301,334
(1-day SOFR + 1.15%), 1.32%, 06/19/26(b)	291	276,613
(1-day SOFR + 1.21%), 2.57%, 10/20/32(b)	377	312,768
(1-day SOFR + 1.22%), 2.30%, 07/21/32(a)(b)	495	405,063
(1-day SOFR + 1.29%), 5.08%, 01/20/27(b)	230	228,842
(1-day SOFR + 1.32%), 2.69%, 04/22/32(b)	536	453,697
(1-day SOFR + 1.33%), 3.38%, 04/02/26(b)	206	201,482
(1-day SOFR + 1.33%), 2.97%, 02/04/33(b)	457	388,651
(1-day SOFR + 1.34%), 5.93%, 09/15/27(b)	150	152,011

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Bank of America Corp. (continued)
(1-day SOFR + 1.37%), 1.92%, 10/24/31(b)	$291	$237,113
(1-day SOFR + 1.53%), 1.90%, 07/23/31(b)	341	279,871
(1-day SOFR + 1.56%), 2.97%, 07/21/52(b)	70	47,100
(1-day SOFR + 1.57%), 5.82%, 09/15/29(b)	250	256,335
(1-day SOFR + 1.58%), 4.38%, 04/27/28(b)	336	328,001
(1-day SOFR + 1.58%), 3.31%, 04/22/42(b)	211	162,536
(1-day SOFR + 1.63%), 5.20%, 04/25/29(b)	245	245,232
(1-day SOFR + 1.65%), 5.47%, 01/23/35(a)(b)	690	694,498
(1-day SOFR + 1.75%), 4.83%, 07/22/26(b)	320	317,121
(1-day SOFR + 1.83%), 4.57%, 04/27/33(b)	373	354,319
(1-day SOFR + 1.84%), 5.87%, 09/15/34(a)(b)	350	363,010
(1-day SOFR + 1.88%), 2.83%, 10/24/51(a)(b)	140	91,473
(1-day SOFR + 1.91%), 5.29%, 04/25/34(a)(b)	520	518,419
(1-day SOFR + 1.93%), 2.68%, 06/19/41(a)(b)	511	363,591
(1-day SOFR + 1.99%), 6.20%, 11/10/28(a)(b)	155	160,341
(1-day SOFR + 2.04%), 4.95%, 07/22/28(b)	420	416,795
(1-day SOFR + 2.15%), 2.59%, 04/29/31(b)	300	258,644
(1-day SOFR + 2.16%), 5.02%, 07/22/33(a)(b)	610	600,397
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31(b)	397	341,992
(3-mo. CME Term SOFR + 1.30%), 3.42%, 12/20/28(b)	500	469,070
(3-mo. CME Term SOFR + 1.32%), 3.56%, 04/23/27(a)(b)	471	454,479
(3-mo. CME Term SOFR + 1.33%), 3.97%, 03/05/29(b)	171	163,457
(3-mo. CME Term SOFR + 1.44%), 3.19%, 07/23/30(b)	251	227,949
(3-mo. CME Term SOFR + 1.45%), 2.88%, 10/22/30(b)	171	151,945
(3-mo. CME Term SOFR + 1.45%), 3.95%, 01/23/49(a)(b)	104	85,161
(3-mo. CME Term SOFR + 1.47%), 3.97%, 02/07/30(b)	300	284,293
(3-mo. CME Term SOFR + 1.57%), 4.27%, 07/23/29(b)	249	240,015
(3-mo. CME Term SOFR + 1.58%), 4.08%, 04/23/40(b)	171	147,743
(3-mo. CME Term SOFR + 1.63%), 3.59%, 07/21/28(b)	87	82,692
(3-mo. CME Term SOFR + 1.77%), 3.71%, 04/24/28(a)(b)	171	163,614
(3-mo. CME Term SOFR + 1.78%), 4.33%, 03/15/50(b)	341	293,516
(3-mo. CME Term SOFR + 1.84%), 3.82%, 01/20/28(a)(b)	341	328,436
(3-mo. CME Term SOFR + 2.08%), 4.24%, 04/24/38(a)(b)	257	231,183
(3-mo. CME Term SOFR + 2.25%), 4.44%, 01/20/48(b)	197	172,892
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51(b)	350	287,009
(5-year CMT + 1.20%), 2.48%, 09/21/36(a)(b)	171	136,771
Series L, 3.95%, 04/21/25(a)	368	362,108
Series L, 4.18%, 11/25/27(a)	171	165,986
Series N, (1-day SOFR + 0.91%), 1.66%, 03/11/27(b)	291	271,071
Series N, (1-day SOFR + 1.22%), 2.65%, 03/11/32(b)	291	245,890
Series N, (1-day SOFR + 1.65%), 3.48%, 03/13/52(b)	124	92,480

Security	Par (000)	Value

Banks (continued)
Bank of America N.A.
5.65%, 08/18/25	$250	$251,515
5.53%, 08/18/26	250	252,536
6.00%, 10/15/36	250	265,212
Bank of Montreal
3.70%, 06/07/25(a)	650	637,725
5.92%, 09/25/25(a)	50	50,508
5.30%, 06/05/26	40	40,103
5.27%, 12/11/26(a)	40	40,177
2.65%, 03/08/27(a)	133	124,663
5.20%, 02/01/28(a)	150	151,111
5.72%, 09/25/28	100	102,700
(5-year CMT + 1.40%), 3.09%, 01/10/37(b)	241	196,890
(5-year USD Swap + 1.43%), 3.80%, 12/15/32(a)(b)	87	81,159
Bank of New York Mellon Corp.
1.60%, 04/24/25(a)	341	327,975
2.80%, 05/04/26(a)	70	66,878
1.05%, 10/15/26(a)	171	155,241
2.05%, 01/26/27(a)	71	65,796
3.25%, 05/16/27	130	123,994
1.65%, 07/14/28(a)	75	66,222
3.85%, 04/26/29(a)	118	113,133
3.30%, 08/23/29(a)	171	157,879
1.80%, 07/28/31(a)	51	41,180
2.50%, 01/26/32(a)	87	73,273
(1-day SOFR + 1.03%), 4.95%, 04/26/27(b)	100	99,544
(1-day SOFR + 1.09%), 4.98%, 03/14/30(a)(b)	150	150,129
(1-day SOFR + 1.15%), 3.99%, 06/13/28(b)	100	97,018
(1-day SOFR + 1.17%), 4.54%, 02/01/29(a)(b)	100	98,468
(1-day SOFR + 1.35%), 4.41%, 07/24/26(b)	175	172,876
(1-day SOFR + 1.42%), 4.29%, 06/13/33(b)	100	94,005
(1-day SOFR + 1.42%), 5.19%, 03/14/35(b)	150	149,307
(1-day SOFR + 1.51%), 4.71%, 02/01/34(b)	100	96,491
(1-day SOFR + 1.60%), 6.32%, 10/25/29(b)	75	79,142
(1-day SOFR + 1.76%), 4.60%, 07/26/30(b)	115	112,881
(1-day SOFR + 1.85%), 6.47%, 10/25/34(b)	75	81,673
(1-day SOFR Index + 1.80%), 5.80%, 10/25/28(b)	80	82,153
(1-day SOFR Index + 2.07%), 5.83%, 10/25/33(b)	180	187,958
(3-mo. CME Term SOFR + 1.33%), 3.44%, 02/07/28(a)(b)	91	87,257
Series J, (1-day SOFR + 1.61%), 4.97%, 04/26/34(a)(b)	100	98,165
Bank of Nova Scotia
3.45%, 04/11/25	118	115,660
5.45%, 06/12/25	60	60,053
4.50%, 12/16/25	87	85,559
4.75%, 02/02/26	60	59,556
2.70%, 08/03/26(a)	87	82,344
1.30%, 09/15/26(a)	240	219,124
5.35%, 12/07/26(a)	50	50,255
1.95%, 02/02/27(a)	171	157,510
5.25%, 06/12/28	60	60,524
4.85%, 02/01/30	60	59,561
2.15%, 08/01/31	171	140,603
2.45%, 02/02/32	171	141,591
5.65%, 02/01/34(a)	250	257,539
Barclays PLC
4.38%, 01/12/26	200	196,216
5.25%, 08/17/45(a)	250	238,972

4

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Barclays PLC (continued)
4.95%, 01/10/47	$200	$182,646
(1-day SOFR + 2.21%), 5.83%, 05/09/27(b)	200	200,425
(1-day SOFR + 2.42%), 6.04%, 03/12/55(b)	200	208,230
(1-day SOFR + 2.62%), 6.69%, 09/13/34(a)(b)	200	213,068
(1-day SOFR + 2.71%), 2.85%, 05/07/26(b)	500	484,650
(1-day SOFR + 2.98%), 6.22%, 05/09/34(b)	200	206,280
(1-day SOFR + 3.57%), 7.12%, 06/27/34(a)(b)	200	213,147
(1-year CMT + 1.05%), 2.28%, 11/24/27(b)	222	204,159
(1-year CMT + 1.20%), 2.67%, 03/10/32(b)	490	406,842
(1-year CMT + 1.30%), 3.33%, 11/24/42(b)	222	162,793
(1-year CMT + 2.30%), 5.30%, 08/09/26(b)	245	243,715
(1-year CMT + 2.65%), 5.50%, 08/09/28(a)(b)	300	299,136
(1-year CMT + 3.05%), 7.33%, 11/02/26(b)	200	204,906
(1-year CMT + 3.30%), 7.39%, 11/02/28(b)	200	212,092
(1-year CMT + 3.50%), 7.44%, 11/02/33(b)	200	222,151
(3-mo. LIBOR US + 1.90%), 4.97%, 05/16/29(b)	400	392,009
Canadian Imperial Bank of Commerce
5.14%, 04/28/25	60	59,808
3.95%, 08/04/25	100	98,211
0.95%, 10/23/25(a)	124	116,417
1.25%, 06/22/26	341	314,170
5.62%, 07/17/26	25	25,220
5.93%, 10/02/26(a)	50	50,959
5.00%, 04/28/28	60	59,789
5.99%, 10/03/28(a)	50	51,865
6.09%, 10/03/33	250	263,027
Citibank N.A.
5.86%, 09/29/25(a)	250	252,396
5.49%, 12/04/26	250	252,673
5.80%, 09/29/28	250	258,792
Citigroup, Inc.
3.30%, 04/27/25(a)	55	53,810
4.40%, 06/10/25	87	85,798
5.50%, 09/13/25	171	170,922
3.70%, 01/12/26(a)	171	166,477
4.60%, 03/09/26(a)	130	127,938
3.40%, 05/01/26(a)	87	83,768
3.20%, 10/21/26	427	406,655
4.30%, 11/20/26	53	51,725
4.45%, 09/29/27(a)	250	243,199
4.13%, 07/25/28	130	124,609
6.63%, 06/15/32	74	79,312
6.13%, 08/25/36	184	191,170
8.13%, 07/15/39	100	127,957
5.88%, 01/30/42(a)	127	134,302
6.68%, 09/13/43(a)	87	97,191
5.30%, 05/06/44(a)	87	84,502
4.65%, 07/30/45	130	117,391
4.75%, 05/18/46(a)	257	228,221
4.65%, 07/23/48(a)	257	232,542
(1-day SOFR + 0.77%), 1.12%, 01/28/27(b)	376	347,750
(1-day SOFR + 0.77%), 1.46%, 06/09/27(b)	300	275,559
(1-day SOFR + 1.15%), 2.67%, 01/29/31(b)	171	148,200
(1-day SOFR + 1.17%), 2.56%, 05/01/32(a)(b)	207	172,639
(1-day SOFR + 1.18%), 2.52%, 11/03/32(b)	484	396,917
(1-day SOFR + 1.28%), 3.07%, 02/24/28(b)	171	160,846
(1-day SOFR + 1.35%), 3.06%, 01/25/33(b)	257	218,490
(1-day SOFR + 1.36%), 5.17%, 02/13/30(b)	120	119,440
(1-day SOFR + 1.38%), 2.90%, 11/03/42(a)(b)	87	62,472
(1-day SOFR + 1.42%), 2.98%, 11/05/30(b)	171	151,896
(1-day SOFR + 1.55%), 5.61%, 09/29/26(b)	305	305,486
(1-day SOFR + 1.89%), 4.66%, 05/24/28(a)(b)	150	147,730

Security	Par (000)	Value

Banks (continued)
Citigroup, Inc. (continued)
(1-day SOFR + 1.94%), 3.79%, 03/17/33(b)	$713	$636,884
(1-day SOFR + 2.06%), 5.83%, 02/13/35(b)	200	197,997
(1-day SOFR + 2.09%), 4.91%, 05/24/33(b)	500	482,034
(1-day SOFR + 2.11%), 2.57%, 06/03/31(b)	257	219,605
(1-day SOFR + 2.34%), 6.27%, 11/17/33(a)(b)	200	211,233
(1-day SOFR + 2.66%), 6.17%, 05/25/34(b)	300	304,647
(1-day SOFR + 2.84%), 3.11%, 04/08/26(b)	440	428,863
(1-day SOFR + 3.91%), 4.41%, 03/31/31(b)	410	390,795
(3-mo. CME Term SOFR + 1.41%), 3.52%, 10/27/28(a)(b)	341	321,535
(3-mo. CME Term SOFR + 1.43%), 3.88%, 01/24/39(b)	200	170,323
(3-mo. CME Term SOFR + 1.45%), 4.08%, 04/23/29(a)(b)	200	191,478
(3-mo. CME Term SOFR + 1.60%), 3.98%, 03/20/30(b)	177	166,772
(3-mo. CME Term SOFR + 1.65%), 3.67%, 07/24/28(b)	171	162,533
(3-mo. CME Term SOFR + 1.82%), 3.89%, 01/10/28(b)	171	164,890
(3-mo. CME Term SOFR + 2.10%), 4.28%, 04/24/48(b)	171	146,380
Citizens Financial Group, Inc.
2.85%, 07/27/26(a)	257	241,444
2.50%, 02/06/30(a)	61	51,502
2.64%, 09/30/32	100	76,619
(1-day SOFR + 2.01%), 5.84%, 01/23/30(b)	200	199,713
(5-year CMT + 2.75%), 5.64%, 05/21/37(a)(b)	61	56,939
Comerica, Inc., 4.00%, 02/01/29(a)	171	156,864
Cooperatieve Rabobank UA
4.38%, 08/04/25	500	491,306
5.25%, 05/24/41	176	180,221
5.75%, 12/01/43	250	254,555
Cooperatieve Rabobank UA/New York, 3.38%, 05/21/25	1,000	980,840
Council of Europe Development Bank, 3.75%, 05/25/26	500	490,178
Credit Suisse AG/New York
5.00%, 07/09/27	250	247,722
7.50%, 02/15/28	250	269,572
Credit Suisse USA, Inc., 7.13%, 07/15/32	200	224,272
Deutsche Bank AG, 4.10%, 01/13/26(a)	62	60,483
Deutsche Bank AG/New York
5.37%, 09/09/27	200	201,035
(1-day SOFR + 1.32%), 2.55%, 01/07/28(b)	192	176,290
(1-day SOFR + 2.52%), 7.15%, 07/13/27(b)	150	154,157
(1-day SOFR + 2.76%), 3.73%, 01/14/32(b)	200	168,447
(1-day SOFR + 3.04%), 3.55%, 09/18/31(b)	496	436,797
(1-day SOFR + 3.18%), 6.72%, 01/18/29(b)	150	155,124
(1-day SOFR + 3.65%), 7.08%, 02/10/34(b)	200	205,686
Class F, (1-day SOFR + 1.22%), 2.31%, 11/16/27(b)	353	322,735
Discover Bank, 3.45%, 07/27/26(a)	250	238,088
European Investment Bank
3.88%, 03/15/28	1,000	980,473
3.63%, 07/15/30	1,000	961,887
3.75%, 02/14/33	1,000	958,683
Fifth Third Bancorp
2.55%, 05/05/27	121	111,561
8.25%, 03/01/38	75	89,980
(1-day SOFR + 0.69%), 1.71%, 11/01/27(a)(b)	171	155,564
(1-day SOFR + 1.36%), 4.06%, 04/25/28(a)(b)	61	58,244

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Fifth Third Bancorp (continued)
(1-day SOFR + 1.66%), 4.34%, 04/25/33(b)	$61	$55,679
(1-day SOFR + 1.84%), 5.63%, 01/29/32(a)(b)	200	200,205
(1-day SOFR Index + 2.13%), 4.77%, 07/28/30(b)	100	96,268
(1-day SOFR Index + 2.19%), 6.36%, 10/27/28(b)	100	102,327
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	75	77,032
Goldman Sachs Bank USA/New York, (1-day SOFR + 0.78%), 5.28%, 03/18/27(b)	125	124,937
Goldman Sachs Group, Inc.
3.50%, 04/01/25(a)	327	320,809
3.75%, 05/22/25	384	376,849
4.25%, 10/21/25	181	177,598
3.75%, 02/25/26	217	211,858
3.50%, 11/16/26	341	327,160
5.95%, 01/15/27	87	88,878
3.85%, 01/26/27(a)	341	330,593
2.60%, 02/07/30(a)	341	298,483
3.80%, 03/15/30(a)	200	187,300
6.45%, 05/01/36(a)	110	117,347
6.75%, 10/01/37	651	711,242
6.25%, 02/01/41	171	186,196
4.80%, 07/08/44	214	197,780
5.15%, 05/22/45	257	248,480
4.75%, 10/21/45(a)	200	184,258
(1-day SOFR + 0.80%), 1.43%, 03/09/27(b)	427	395,440
(1-day SOFR + 0.82%), 1.54%, 09/10/27(b)	341	311,591
(1-day SOFR + 0.91%), 1.95%, 10/21/27(a)(b)	283	260,140
(1-day SOFR + 1.08%), 5.80%, 08/10/26(b)	300	300,972
(1-day SOFR + 1.09%), 1.99%, 01/27/32(b)	250	202,299
(1-day SOFR + 1.11%), 2.64%, 02/24/28(b)	197	183,482
(1-day SOFR + 1.25%), 2.38%, 07/21/32(b)	477	391,311
(1-day SOFR + 1.26%), 2.65%, 10/21/32(b)	274	227,974
(1-day SOFR + 1.28%), 2.62%, 04/22/32(b)	450	377,663
(1-day SOFR + 1.41%), 3.10%, 02/24/33(b)	391	334,401
(1-day SOFR + 1.47%), 2.91%, 07/21/42(b)	150	107,855
(1-day SOFR + 1.51%), 4.39%, 06/15/27(a)(b)	125	122,585
(1-day SOFR + 1.51%), 3.21%, 04/22/42(b)	171	128,583
(1-day SOFR + 1.63%), 3.44%, 02/24/43(b)	216	167,316
(1-day SOFR + 1.73%), 4.48%, 08/23/28(b)	200	195,527
(1-day SOFR + 1.77%), 6.48%, 10/24/29(a)(b)	250	263,030
(1-day SOFR + 1.85%), 3.62%, 03/15/28(a)(b)	100	95,653
(1-day SOFR + 1.95%), 6.56%, 10/24/34(a)(b)	200	218,199
(3-mo. CME Term SOFR + 1.42%), 3.81%, 04/23/29(b)	341	323,258
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(a)(b)	371	357,100
(3-mo. CME Term SOFR + 1.63%), 4.02%, 10/31/38(b)	341	293,631
(3-mo. CME Term SOFR + 1.69%), 4.41%, 04/23/39(b)	171	153,076
(3-mo. CME Term SOFR + 1.77%), 3.69%, 06/05/28(a)(b)	427	408,558
HSBC Bank USA NA, 7.00%, 01/15/39	250	289,204
HSBC Holdings PLC
4.25%, 08/18/25	200	196,016
4.30%, 03/08/26	350	343,541
3.90%, 05/25/26	311	302,812
4.38%, 11/23/26	390	381,113
6.50%, 05/02/36(a)	297	307,989
6.50%, 09/15/37(a)	260	270,670
6.50%, 09/15/37	200	212,983

Security	Par (000)	Value

Banks (continued)
HSBC Holdings PLC (continued)
6.80%, 06/01/38(a)	$250	$266,821
6.10%, 01/14/42(a)	171	185,063
5.25%, 03/14/44(a)	232	219,609
(1-day SOFR + 1.46%), 5.55%, 03/04/30(b)	200	201,195
(1-day SOFR + 1.57%), 5.89%, 08/14/27(b)	400	403,499
(1-day SOFR + 1.78%), 5.72%, 03/04/35(a)(b)	200	202,413
(1-day SOFR + 1.97%), 6.16%, 03/09/29(b)	200	205,492
(1-day SOFR + 2.11%), 4.76%, 06/09/28(b)	200	196,130
(1-day SOFR + 2.39%), 2.85%, 06/04/31(b)	349	301,027
(1-day SOFR + 2.39%), 6.25%, 03/09/34(a)(b)	300	316,160
(1-day SOFR + 2.53%), 4.76%, 03/29/33(b)	285	264,884
(1-day SOFR + 2.61%), 5.21%, 08/11/28(a)(b)	600	598,267
(1-day SOFR + 2.65%), 6.33%, 03/09/44(b)	225	241,328
(1-day SOFR + 2.98%), 6.55%, 06/20/34(a)(b)	200	207,167
(1-day SOFR + 3.02%), 7.40%, 11/13/34(b)	200	218,735
(1-day SOFR + 4.25%), 8.11%, 11/03/33(a)(b)	300	343,478
(3-mo. CME Term SOFR + 1.61%), 4.29%, 09/12/26(b)	500	490,815
(3-mo. CME Term SOFR + 1.81%), 4.04%, 03/13/28(b)	211	203,407
(3-mo. CME Term SOFR + 1.87%), 3.97%, 05/22/30(b)	211	197,197
(1-day SOFR + 3.03%), 7.34%, 11/03/26(b)	300	308,649
(1-day SOFR + 3.35%), 7.39%, 11/03/28(b)	215	228,741
Huntington Bancshares, Inc.(a)
4.00%, 05/15/25	171	167,946
(1-day SOFR + 1.97%), 4.44%, 08/04/28(b)	260	250,900
(1-day SOFR + 2.05%), 5.02%, 05/17/33(b)	73	69,555
Huntington National Bank
5.65%, 01/10/30(a)	250	251,396
(1-day SOFR Index + 1.65%), 4.55%, 05/17/28(b)	280	271,377
ING Groep NV
3.95%, 03/29/27	250	241,568
(1-day SOFR + 1.01%), 1.73%, 04/01/27(b)	350	324,859
(1-day SOFR + 1.77%), 5.55%, 03/19/35(b)	200	198,469
(1-day SOFR + 1.83%), 4.02%, 03/28/28(b)	211	203,301
(1-day SOFR + 2.09%), 6.11%, 09/11/34(a)(b)	200	207,649
Inter-American Development Bank(a)
4.00%, 01/12/28	500	492,155
3.50%, 04/12/33	1,000	934,433
International Bank for Reconstruction & Development
3.50%, 07/12/28(a)	1,000	966,362
4.63%, 08/01/28	750	757,665
3.88%, 02/14/30(a)	1,000	974,842
4.00%, 01/10/31(a)	750	733,108
4.75%, 11/14/33	200	206,138
JPMorgan Chase & Co.
3.90%, 07/15/25(a)	384	377,665
3.30%, 04/01/26(a)	87	84,244
3.20%, 06/15/26(a)	171	164,543
2.95%, 10/01/26(a)	500	476,580
7.63%, 10/15/26(a)	87	92,215
4.13%, 12/15/26	87	84,830
4.25%, 10/01/27(a)	87	85,027
3.63%, 12/01/27	171	162,827
6.40%, 05/15/38	389	437,565
5.50%, 10/15/40	66	67,620
5.60%, 07/15/41	96	100,518
5.40%, 01/06/42(a)	71	72,403
5.63%, 08/16/43(a)	87	90,582

6

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
JPMorgan Chase & Co. (continued)
4.85%, 02/01/44	$74	$70,749
4.95%, 06/01/45(a)	214	203,476
(1-day SOFR + 0.77%), 1.47%, 09/22/27(b)	171	156,029
(1-day SOFR + 0.89%), 1.58%, 04/22/27(b)	875	811,225
(1-day SOFR + 1.02%), 2.07%, 06/01/29(b)	240	212,893
(1-day SOFR + 1.07%), 1.95%, 02/04/32(b)	341	277,826
(1-day SOFR + 1.17%), 2.95%, 02/24/28(b)	111	104,294
(1-day SOFR + 1.18%), 2.55%, 11/08/32(b)	276	229,661
(1-day SOFR + 1.19%), 5.04%, 01/23/28(b)	105	104,638
(1-day SOFR + 1.26%), 2.96%, 01/25/33(b)	403	344,093
(1-day SOFR + 1.31%), 5.01%, 01/23/30(a)(b)	225	224,078
(1-day SOFR + 1.32%), 4.08%, 04/26/26(b)	451	444,090
(1-day SOFR + 1.33%), 6.07%, 10/22/27(b)	195	198,964
(1-day SOFR + 1.45%), 5.30%, 07/24/29(b)	235	236,746
(1-day SOFR + 1.46%), 3.16%, 04/22/42(a)(b)	392	298,245
(1-day SOFR + 1.56%), 4.32%, 04/26/28(a)(b)	472	461,107
(1-day SOFR + 1.57%), 6.09%, 10/23/29(b)	185	192,328
(1-day SOFR + 1.58%), 3.33%, 04/22/52(b)	200	145,062
(1-day SOFR + 1.62%), 5.34%, 01/23/35(a)(b)	555	557,169
(1-day SOFR + 1.75%), 4.57%, 06/14/30(a)(b)	200	195,021
(1-day SOFR + 1.80%), 4.59%, 04/26/33(b)	267	255,830
(1-day SOFR + 1.81%), 6.25%, 10/23/34(a)(b)	655	699,797
(1-day SOFR + 1.85%), 2.08%, 04/22/26(b)	200	192,712
(1-day SOFR + 1.85%), 5.35%, 06/01/34(b)	445	446,717
(1-day SOFR + 1.99%), 4.85%, 07/25/28(a)(b)	200	198,313
(1-day SOFR + 2.04%), 2.52%, 04/22/31(a)(b)	275	237,677
(1-day SOFR + 2.08%), 4.91%, 07/25/33(a)(b)	445	435,719
(1-day SOFR + 2.44%), 3.11%, 04/22/51(b)	291	202,185
(1-day SOFR + 2.58%), 5.72%, 09/14/33(b)	200	203,992
(3-mo. CME Term SOFR + 0.70%), 1.04%, 02/04/27(b)	600	555,274
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31(a)(b)	171	138,519
(3-mo. CME Term SOFR + 1.21%), 3.51%, 01/23/29(a)(b)	171	161,754
(3-mo. CME Term SOFR + 1.25%), 2.58%, 04/22/32(a)(b)	400	338,175
(3-mo. CME Term SOFR + 1.38%), 4.01%, 04/23/29(b)	381	365,196
(3-mo. CME Term SOFR + 1.42%), 3.70%, 05/06/30(b)	171	160,210
(3-mo. CME Term SOFR + 1.48%), 3.90%, 01/23/49(a)(b)	100	81,503
(3-mo. CME Term SOFR + 1.51%), 2.74%, 10/15/30(a)(b)	400	354,230
(3-mo. CME Term SOFR + 1.51%), 2.53%, 11/19/41(b)	257	179,345
(3-mo. CME Term SOFR + 1.52%), 4.20%, 07/23/29(a)(b)	202	194,743
(3-mo. CME Term SOFR + 1.59%), 4.45%, 12/05/29(a)(b)	427	416,265
(3-mo. CME Term SOFR + 1.60%), 3.78%, 02/01/28(b)	341	328,397
(3-mo. CME Term SOFR + 1.62%), 3.88%, 07/24/38(b)	171	147,830
(3-mo. CME Term SOFR + 1.64%), 3.54%, 05/01/28(b)	300	286,594
(3-mo. CME Term SOFR + 1.64%), 3.96%, 11/15/48(a)(b)	427	349,221
(3-mo. CME Term SOFR + 1.72%), 4.03%, 07/24/48(b)	87	72,082

Security	Par (000)	Value

Banks (continued)
JPMorgan Chase & Co. (continued)
(3-mo. CME Term SOFR + 1.84%), 4.26%, 02/22/48(a)(b)	$171	$147,609
(3-mo. CME Term SOFR + 2.46%), 3.11%, 04/22/41(a)(b)	189	144,011
(3-mo. CME Term SOFR + 2.52%), 2.96%, 05/13/31(b)	341	298,088
(3-mo. CME Term SOFR + 3.79%), 4.49%, 03/24/31(b)	341	329,681
JPMorgan Chase Bank NA, Class BN, 5.11%, 12/08/26	250	250,718
KeyBank NA/Cleveland OH
5.85%, 11/15/27(a)	250	247,933
5.00%, 01/26/33	250	231,735
KeyCorp.
2.25%, 04/06/27(a)	87	78,305
2.55%, 10/01/29(a)	87	73,520
(1-day SOFR Index + 2.06%), 4.79%, 06/01/33(b)	105	96,135
Kreditanstalt fuer Wiederaufbau
2.00%, 05/02/25(a)	341	330,120
0.63%, 01/22/26(a)	741	688,570
3.63%, 04/01/26(a)	1,500	1,469,433
3.00%, 05/20/27(a)	700	670,030
3.75%, 02/15/28	400	390,839
3.88%, 06/15/28	700	686,051
1.75%, 09/14/29	257	225,337
4.13%, 07/15/33	1,400	1,375,125
Landwirtschaftliche Rentenbank
2.38%, 06/10/25	341	330,566
0.88%, 09/03/30(a)	341	274,404
Series 40, 0.50%, 05/27/25	341	323,687
Lloyds Banking Group PLC
3.75%, 01/11/27(a)	1,000	962,635
4.34%, 01/09/48	249	198,364
(1-year CMT + 1.48%), 5.99%, 08/07/27(b)	250	252,355
(1-year CMT + 1.70%), 5.87%, 03/06/29(a)(b)	200	203,235
(1-year CMT + 1.80%), 3.75%, 03/18/28(b)	222	212,507
(1-year CMT + 2.30%), 4.98%, 08/11/33(b)	200	192,611
(1-year CMT + 3.75%), 7.95%, 11/15/33(b)	225	253,324
M&T Bank Corp.(b)
(1-day SOFR + 1.85%), 5.05%, 01/27/34(a)	200	185,937
(1-day SOFR Index + 1.78%), 4.55%, 08/16/28	100	95,472
Manufacturers & Traders Trust Co.
5.40%, 11/21/25	340	336,938
4.65%, 01/27/26	250	244,558
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/26	500	488,254
2.76%, 09/13/26	250	236,332
3.29%, 07/25/27(a)	171	162,248
3.96%, 03/02/28(a)	171	165,360
3.74%, 03/07/29(a)	341	324,328
2.56%, 02/25/30	349	304,432
4.29%, 07/26/38	87	80,527
(1-year CMT + 0.83%), 2.34%, 01/19/28(b)	220	204,034
(1-year CMT + 0.95%), 2.31%, 07/20/32(b)	200	166,277
(1-year CMT + 0.97%), 2.49%, 10/13/32(b)	215	179,703
(1-year CMT + 1.10%), 2.85%, 01/19/33(a)(b)	200	169,826
(1-year CMT + 1.13%), 3.84%, 04/17/26(a)(b)	220	216,133
(1-year CMT + 1.30%), 4.08%, 04/19/28(a)(b)	220	213,620
(1-year CMT + 1.90%), 5.35%, 09/13/28(b)	200	200,965
(1-year CMT + 1.95%), 5.02%, 07/20/28(b)	200	199,258

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Mitsubishi UFJ Financial Group, Inc. (continued)
(1-year CMT + 2.13%), 5.13%, 07/20/33(b)	$250	$250,398
(1-year CMT + 2.13%), 5.47%, 09/13/33(a)(b)	200	204,909
Mizuho Financial Group, Inc.(b)
(1-year CMT + 0.67%), 1.23%, 05/22/27	349	320,285
(1-year CMT + 0.90%), 2.65%, 05/22/26(a)	300	290,790
(1-year CMT + 1.25%), 3.26%, 05/22/30	380	346,855
(1-year CMT + 1.65%), 5.78%, 07/06/29	200	204,357
(1-year CMT + 1.90%), 5.75%, 07/06/34	200	206,531
(1-year CMT + 2.05%), 5.41%, 09/13/28(a)	520	524,385
(1-year CMT + 2.40%), 5.67%, 09/13/33	520	531,280
Morgan Stanley
4.00%, 07/23/25	343	337,327
5.00%, 11/24/25	214	212,677
3.88%, 01/27/26(a)	300	293,023
3.13%, 07/27/26	87	83,215
4.35%, 09/08/26(a)	257	251,452
3.63%, 01/20/27	341	329,373
3.95%, 04/23/27	87	83,999
3.59%, 07/22/28(b)	384	364,841
7.25%, 04/01/32(a)	50	57,038
3.97%, 07/22/38(b)	171	146,466
6.38%, 07/24/42(a)	181	204,283
4.30%, 01/27/45	171	150,155
4.38%, 01/22/47	257	225,336
(1-day SOFR + 0.72%), 0.99%, 12/10/26(b)	307	284,425
(1-day SOFR + 0.86%), 1.51%, 07/20/27(b)	326	299,203
(1-day SOFR + 0.88%), 1.59%, 05/04/27(b)	66	61,050
(1-day SOFR + 1.00%), 2.48%, 01/21/28(b)	244	226,975
(1-day SOFR + 1.02%), 1.93%, 04/28/32(b)	300	240,797
(1-day SOFR + 1.03%), 1.79%, 02/13/32(a)(b)	338	270,191
(1-day SOFR + 1.14%), 2.70%, 01/22/31(b)	341	297,927
(1-day SOFR + 1.18%), 2.24%, 07/21/32(a)(b)	387	316,135
(1-day SOFR + 1.20%), 2.51%, 10/20/32(b)	281	232,434
(1-day SOFR + 1.29%), 2.94%, 01/21/33(a)(b)	343	291,524
(1-day SOFR + 1.30%), 5.05%, 01/28/27(b)	105	104,596
(1-day SOFR + 1.36%), 2.48%, 09/16/36(b)	459	363,016
(1-day SOFR + 1.43%), 2.80%, 01/25/52(a)(b)	221	144,681
(1-day SOFR + 1.45%), 5.17%, 01/16/30(a)(b)	250	250,212
(1-day SOFR + 1.49%), 3.22%, 04/22/42(b)	535	409,187
(1-day SOFR + 1.59%), 5.16%, 04/20/29(a)(b)	255	254,794
(1-day SOFR + 1.61%), 4.21%, 04/20/28(a)(b)	646	627,739
(1-day SOFR + 1.63%), 5.45%, 07/20/29(b)	540	544,735
(1-day SOFR + 1.67%), 4.68%, 07/17/26(a)(b)	130	128,599
(1-day SOFR + 1.73%), 5.12%, 02/01/29(b)	95	94,768
(1-day SOFR + 1.73%), 5.47%, 01/18/35(a)(b)	300	302,682
(1-day SOFR + 1.77%), 6.14%, 10/16/26(b)	400	404,575
(1-day SOFR + 1.83%), 6.41%, 11/01/29(a)(b)	80	83,885
(1-day SOFR + 1.87%), 5.25%, 04/21/34(a)(b)	255	253,007
(1-day SOFR + 1.88%), 5.42%, 07/21/34(b)	340	341,054
(1-day SOFR + 1.99%), 2.19%, 04/28/26(b)	1,000	964,751
(1-day SOFR + 2.05%), 6.63%, 11/01/34(a)(b)	130	142,234
(1-day SOFR + 2.08%), 4.89%, 07/20/33(b)	70	67,892
(1-day SOFR + 2.24%), 6.30%, 10/18/28(b)	250	258,626
(1-day SOFR + 2.56%), 6.34%, 10/18/33(b)	200	213,989
(1-day SOFR + 2.62%), 5.30%, 04/20/37(b)	114	109,371
(1-day SOFR + 3.12%), 3.62%, 04/01/31(b)	400	366,849
(1-day SOFR + 4.84%), 5.60%, 03/24/51(b)	171	179,052
(3-mo. CME Term SOFR + 1.40%), 3.77%, 01/24/29(b)	410	390,269
(3-mo. CME Term SOFR + 1.69%), 4.46%, 04/22/39(a)(b)	211	191,881

Security	Par (000)	Value

Banks (continued)
Morgan Stanley (continued)
(3-mo. CME Term SOFR + 1.89%), 4.43%, 01/23/30(b)	$130	$125,894
(5-year CMT + 1.80%), 5.94%, 02/07/39(a)(b)	100	99,397
(5-year CMT + 2.43%), 5.95%, 01/19/38(b)	90	90,183
Morgan Stanley Bank NA
5.48%, 07/16/25	1,000	1,003,884
4.75%, 04/21/26	250	248,362
5.88%, 10/30/26	250	254,820
National Australia Bank Ltd./New York
5.20%, 05/13/25	1,000	1,000,197
3.38%, 01/14/26	400	388,447
4.90%, 06/13/28(a)	300	300,598
NatWest Group PLC(b)
(1-year CMT + 2.10%), 6.02%, 03/02/34	200	206,341
(1-year CMT + 2.85%), 7.47%, 11/10/26	500	513,564
(3-mo. LIBOR US + 1.91%), 5.08%, 01/27/30	450	442,174
(5-year CMT + 2.35%), 3.03%, 11/28/35	300	251,003
Northern Trust Corp.
4.00%, 05/10/27	102	99,372
3.65%, 08/03/28(a)	87	83,595
3.15%, 05/03/29	87	80,967
6.13%, 11/02/32(a)	130	137,322
Oesterreichische Kontrollbank AG
2.88%, 05/23/25	500	487,971
4.25%, 03/01/28	500	496,359
PNC Bank NA
3.88%, 04/10/25	250	245,726
4.05%, 07/26/28	300	285,861
PNC Financial Services Group, Inc.
1.15%, 08/13/26(a)	171	155,896
3.45%, 04/23/29	341	318,004
2.55%, 01/22/30(a)	671	585,552
(1-day SOFR + 0.98%), 2.31%, 04/23/32(a)(b)	171	140,643
(1-day SOFR + 1.32%), 5.81%, 06/12/26(b)	74	74,246
(1-day SOFR + 1.34%), 5.30%, 01/21/28(b)	35	35,040
(1-day SOFR + 1.62%), 5.35%, 12/02/28(b)	135	135,565
(1-day SOFR + 1.84%), 5.58%, 06/12/29(a)(b)	574	580,992
(1-day SOFR + 1.93%), 5.07%, 01/24/34(b)	205	198,584
(1-day SOFR + 1.95%), 5.94%, 08/18/34(a)(b)	100	102,601
(1-day SOFR + 2.28%), 6.88%, 10/20/34(a)(b)	295	323,034
(1-day SOFR Index + 1.09%), 4.76%, 01/26/27(a)(b)	230	227,849
(1-day SOFR Index + 1.73%), 6.62%, 10/20/27(b)	100	102,956
Regions Financial Corp.
2.25%, 05/18/25	341	327,861
1.80%, 08/12/28(a)	341	293,904
Royal Bank of Canada
3.38%, 04/14/25	1,079	1,057,842
4.95%, 04/25/25	1,080	1,076,271
4.88%, 01/12/26(a)	100	99,645
0.88%, 01/20/26(a)	341	317,062
4.65%, 01/27/26	121	119,592
1.20%, 04/27/26(a)	281	259,720
1.15%, 07/14/26(a)	171	156,606
5.20%, 07/20/26	75	75,241
1.40%, 11/02/26	76	69,417
4.88%, 01/19/27	50	49,891
3.63%, 05/04/27(a)	79	76,004
4.24%, 08/03/27(a)	100	97,720
6.00%, 11/01/27(a)	100	103,351

8

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Royal Bank of Canada (continued)
4.90%, 01/12/28	$100	$100,018
5.20%, 08/01/28	75	75,747
4.95%, 02/01/29(a)	50	50,120
2.30%, 11/03/31(a)	200	166,203
3.88%, 05/04/32	79	73,008
5.00%, 02/01/33	100	99,643
5.00%, 05/02/33(a)	80	79,697
5.15%, 02/01/34(a)	50	50,048
Series FXD, 2.05%, 01/21/27(a)	87	80,588
Santander Holdings USA, Inc.
3.24%, 10/05/26(a)	341	322,151
(1-day SOFR + 1.25%), 2.49%, 01/06/28(b)	140	127,234
(1-day SOFR + 2.33%), 5.81%, 09/09/26(b)	340	340,152
(1-day SOFR + 2.36%), 6.50%, 03/09/29(a)(b)	70	71,596
(1-day SOFR + 2.50%), 6.17%, 01/09/30(a)(b)	40	40,361
(1-day SOFR + 2.70%), 6.57%, 06/12/29(b)	28	28,829
(1-day SOFR + 3.28%), 7.66%, 11/09/31(a)(b)	50	54,347
Santander U.K. Group Holdings PLC(b)
(1-day SOFR + 1.22%), 2.47%, 01/11/28	200	183,794
(1-day SOFR + 2.60%), 6.53%, 01/10/29(a)	200	206,747
(1-day SOFR + 2.75%), 6.83%, 11/21/26	300	304,949
State Street Corp.
2.65%, 05/19/26	171	162,985
5.27%, 08/03/26(a)	100	100,539
4.99%, 03/18/27(a)	100	100,194
2.40%, 01/24/30(a)	75	66,012
(1-day SOFR + 0.56%), 1.68%, 11/18/27(a)(b)	155	142,452
(1-day SOFR + 0.73%), 2.20%, 02/07/28(a)(b)	61	56,551
(1-day SOFR + 1.00%), 2.62%, 02/07/33(a)(b)	67	56,265
(1-day SOFR + 1.13%), 5.10%, 05/18/26(b)	60	59,808
(1-day SOFR + 1.35%), 5.75%, 11/04/26(b)	45	45,301
(1-day SOFR + 1.48%), 5.68%, 11/21/29(a)(b)	100	102,698
(1-day SOFR + 1.49%), 3.03%, 11/01/34(b)	70	62,171
(1-day SOFR + 1.57%), 4.82%, 01/26/34(a)(b)	80	77,850
(1-day SOFR + 1.72%), 5.82%, 11/04/28(b)	60	61,752
(1-day SOFR + 1.73%), 4.16%, 08/04/33(b)	25	23,219
(1-day SOFR + 1.89%), 5.16%, 05/18/34(a)(b)	60	59,739
(1-day SOFR + 1.96%), 6.12%, 11/21/34(b)	50	52,124
(1-day SOFR + 2.65%), 3.15%, 03/30/31(b)	171	153,488
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/26	290	290,976
3.78%, 03/09/26	211	205,604
2.63%, 07/14/26(a)	171	162,018
1.40%, 09/17/26	218	199,278
3.01%, 10/19/26(a)	87	82,608
2.17%, 01/14/27	200	185,218
3.36%, 07/12/27(a)	171	162,459
3.35%, 10/18/27(a)	87	82,335
5.72%, 09/14/28(a)	200	205,635
1.90%, 09/17/28	218	191,006
3.04%, 07/16/29(a)	300	272,024
3.20%, 09/17/29	87	79,016
2.72%, 09/27/29	522	463,620
2.13%, 07/08/30	200	167,513
2.22%, 09/17/31	265	216,781
5.77%, 01/13/33	300	312,591
5.81%, 09/14/33(a)	200	209,663
2.93%, 09/17/41(a)	70	52,943
6.18%, 07/13/43(a)	100	110,867
Synchrony Bank, 5.63%, 08/23/27	250	245,312
Toronto-Dominion Bank
3.77%, 06/06/25	100	98,234

Security	Par (000)	Value

Banks (continued)
Toronto-Dominion Bank (continued)
0.75%, 01/06/26(a)	$307	$284,885
1.20%, 06/03/26	307	282,357
5.53%, 07/17/26(a)	75	75,654
1.25%, 09/10/26	189	172,456
5.26%, 12/11/26(a)	35	35,227
2.80%, 03/10/27	133	125,226
4.98%, 04/05/27(c)	100	99,851
4.11%, 06/08/27(a)	100	97,341
4.69%, 09/15/27(a)	200	198,093
5.52%, 07/17/28	75	76,596
4.99%, 04/05/29(c)	100	100,006
2.00%, 09/10/31	189	154,504
2.45%, 01/12/32(a)	87	72,476
3.20%, 03/10/32	133	117,046
4.46%, 06/08/32(a)	55	52,673
(5-year USD Swap + 2.21%), 3.63%, 09/15/31(b)	87	83,208
Series FXD, 1.95%, 01/12/27(a)	87	80,420
Truist Bank(a)
3.63%, 09/16/25	250	243,305
3.80%, 10/30/26	250	240,120
Truist Financial Corp.
1.13%, 08/03/27(a)	155	136,076
1.95%, 06/05/30(a)	141	116,446
(1-day SOFR + 0.86%), 1.89%, 06/07/29(a)(b)	171	148,432
(1-day SOFR + 1.37%), 4.12%, 06/06/28(a)(b)	65	62,775
(1-day SOFR + 1.44%), 4.87%, 01/26/29(a)(b)	280	275,355
(1-day SOFR + 1.46%), 4.26%, 07/28/26(a)(b)	100	98,374
(1-day SOFR + 1.62%), 5.44%, 01/24/30(b)	35	34,959
(1-day SOFR + 1.63%), 5.90%, 10/28/26(a)(b)	100	100,496
(1-day SOFR + 1.85%), 5.12%, 01/26/34(b)	130	125,129
(1-day SOFR + 1.92%), 5.71%, 01/24/35(a)(b)	35	35,151
(1-day SOFR + 2.05%), 6.05%, 06/08/27(a)(b)	55	55,742
(1-day SOFR + 2.24%), 4.92%, 07/28/33(a)(b)	100	93,134
(1-day SOFR + 2.30%), 6.12%, 10/28/33(a)(b)	100	103,337
(1-day SOFR + 2.36%), 5.87%, 06/08/34(b)	345	349,230
(1-day SOFR + 2.45%), 7.16%, 10/30/29(a)(b)	330	351,912
U.S. Bancorp
3.90%, 04/26/28(a)	341	328,157
1.38%, 07/22/30(a)	141	113,282
(1-day SOFR + 0.73%), 2.22%, 01/27/28(b)	87	80,249
(1-day SOFR + 1.02%), 2.68%, 01/27/33(a)(b)	87	71,942
(1-day SOFR + 1.23%), 4.65%, 02/01/29(a)(b)	150	147,011
(1-day SOFR + 1.43%), 5.73%, 10/21/26(a)(b)	70	70,379
(1-day SOFR + 1.60%), 4.84%, 02/01/34(b)	650	617,214
(1-day SOFR + 1.66%), 4.55%, 07/22/28(b)	160	156,814
(1-day SOFR + 1.88%), 6.79%, 10/26/27(b)	50	51,776
(1-day SOFR + 2.02%), 5.78%, 06/12/29(b)	55	55,960
(1-day SOFR + 2.09%), 5.85%, 10/21/33(b)	200	203,915
(1-day SOFR + 2.11%), 4.97%, 07/22/33(b)	425	401,747
(1-day SOFR + 2.26%), 5.84%, 06/12/34(b)	150	152,888
(5-year CMT + 0.95%), 2.49%, 11/03/36(b)	121	95,197
Series V, 2.38%, 07/22/26(a)	87	81,969
Series X, 3.15%, 04/27/27(a)	200	189,798
UBS Group AG
4.55%, 04/17/26	250	245,990
4.88%, 05/15/45	268	249,099
Wachovia Corp., 5.50%, 08/01/35(a)	100	100,774
Wells Fargo & Co.
3.55%, 09/29/25	171	166,757
3.00%, 04/22/26(a)	300	286,902
4.10%, 06/03/26	345	335,802
3.00%, 10/23/26	300	283,991

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co. (continued)
4.30%, 07/22/27	$257	$250,333
4.15%, 01/24/29(a)	171	164,785
5.38%, 11/02/43(a)	155	149,696
5.61%, 01/15/44	214	210,816
4.65%, 11/04/44(a)	270	235,937
3.90%, 05/01/45(a)	197	160,703
4.90%, 11/17/45(a)	257	231,199
4.40%, 06/14/46	244	203,029
4.75%, 12/07/46(a)	275	241,231
(1-day SOFR + 1.32%), 3.91%, 04/25/26(b)	274	268,920
(1-day SOFR + 1.50%), 5.20%, 01/23/30(a)(b)	425	424,104
(1-day SOFR + 1.50%), 3.35%, 03/02/33(a)(b)	387	335,772
(1-day SOFR + 1.51%), 3.53%, 03/24/28(b)	563	535,857
(1-day SOFR + 1.56%), 4.54%, 08/15/26(a)(b)	155	153,021
(1-day SOFR + 1.74%), 5.57%, 07/25/29(b)	530	536,282
(1-day SOFR + 1.78%), 5.50%, 01/23/35(a)(b)	390	390,918
(1-day SOFR + 1.79%), 6.30%, 10/23/29(b)	185	192,685
(1-day SOFR + 1.98%), 4.81%, 07/25/28(a)(b)	210	206,917
(1-day SOFR + 1.99%), 5.56%, 07/25/34(b)	490	491,892
(1-day SOFR + 2.00%), 2.19%, 04/30/26(b)	511	492,108
(1-day SOFR + 2.02%), 5.39%, 04/24/34(b)	465	462,104
(1-day SOFR + 2.06%), 6.49%, 10/23/34(b)	215	230,603
(1-day SOFR + 2.10%), 2.39%, 06/02/28(b)	355	324,933
(1-day SOFR + 2.10%), 4.90%, 07/25/33(b)	500	481,829
(1-day SOFR + 2.13%), 4.61%, 04/25/53(b)	239	211,181
(1-day SOFR + 2.53%), 3.07%, 04/30/41(b)	341	255,141
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31(b)	257	221,538
(3-mo. CME Term SOFR + 1.43%), 3.20%, 06/17/27(b)	229	218,668
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30(a)(b)	341	301,442
(3-mo. CME Term SOFR + 1.57%), 3.58%, 05/22/28(a)(b)	257	244,333
(3-mo. CME Term SOFR + 4.03%), 4.48%, 04/04/31(b)	341	326,513
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51(a)(b)	533	500,423
Wells Fargo Bank NA
5.55%, 08/01/25	500	502,339
5.45%, 08/07/26	500	503,360
5.25%, 12/11/26	250	250,972
6.60%, 01/15/38(a)	250	273,029
Westpac Banking Corp.
5.51%, 11/17/25	100	100,719
2.85%, 05/13/26(a)	87	83,398
1.15%, 06/03/26	171	157,661
4.04%, 08/26/27(a)	100	98,012
5.46%, 11/18/27(a)	250	255,028
3.40%, 01/25/28(a)	87	82,745
5.54%, 11/17/28(a)	100	102,770
1.95%, 11/20/28	171	150,891
2.65%, 01/16/30	138	123,359
2.15%, 06/03/31	240	200,768
6.82%, 11/17/33(a)	55	59,777
4.42%, 07/24/39(a)	171	150,549
3.13%, 11/18/41	59	41,704
(1-year CMT + 2.68%), 5.41%, 08/10/33(a)(b)	100	99,090
(5-year CMT + 1.53%), 3.02%, 11/18/36(b)	81	66,536

Security	Par (000)	Value

Banks (continued)
Westpac Banking Corp. (continued)
(5-year CMT + 1.75%), 2.67%, 11/15/35(b)	$237	$195,482
(5-year CMT + 2.00%), 4.11%, 07/24/34(b)	150	138,549
(5-year USD ICE Swap + 2.24%), 4.32%, 11/23/31(b)	130	125,459

		172,163,226

Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26	115	112,377
4.70%, 02/01/36(a)	597	577,191
4.90%, 02/01/46	882	838,174
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36	100	96,682
4.63%, 02/01/44	112	103,111
4.90%, 02/01/46	87	81,699
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28(a)	171	166,793
4.75%, 01/23/29(a)	597	596,826
3.50%, 06/01/30(a)	297	276,648
5.00%, 06/15/34	65	65,387
4.38%, 04/15/38(a)	171	158,920
8.20%, 01/15/39	197	255,606
5.45%, 01/23/39	171	176,556
4.35%, 06/01/40	171	154,792
4.95%, 01/15/42	87	84,506
4.60%, 04/15/48	51	46,605
4.44%, 10/06/48	209	185,964
5.55%, 01/23/49(a)	600	625,583
4.75%, 04/15/58(a)	150	138,378
5.80%, 01/23/59(a)	271	291,467
Brown-Forman Corp.(a)
4.75%, 04/15/33	40	39,593
4.00%, 04/15/38	87	77,403
Coca-Cola Co.
2.90%, 05/25/27	87	82,815
1.50%, 03/05/28(a)	171	152,835
2.13%, 09/06/29(a)	171	151,649
3.45%, 03/25/30(a)	87	81,790
2.00%, 03/05/31(a)	158	133,631
2.25%, 01/05/32(a)	291	247,883
2.50%, 06/01/40(a)	171	124,243
2.88%, 05/05/41(a)	87	65,775
2.60%, 06/01/50(a)	171	111,814
3.00%, 03/05/51(a)	140	99,565
2.50%, 03/15/51(a)	257	162,600
2.75%, 06/01/60(a)	75	48,681
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30	150	133,031
1.85%, 09/01/32	218	169,031
Constellation Brands, Inc.
4.75%, 12/01/25(a)	171	169,378
3.70%, 12/06/26(a)	130	125,410
3.50%, 05/09/27(a)	171	163,174
4.80%, 01/15/29	25	24,781
3.15%, 08/01/29	171	155,749
2.25%, 08/01/31	326	269,271
4.90%, 05/01/33(a)	60	58,859
4.10%, 02/15/48(a)	87	70,853

10

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Constellation Brands, Inc. (continued)
3.75%, 05/01/50(a)	$87	$66,887
Diageo Capital PLC
5.20%, 10/24/25(a)	200	200,150
5.38%, 10/05/26	200	201,899
5.50%, 01/24/33	200	207,442
5.63%, 10/05/33	200	210,375
3.88%, 04/29/43(a)	194	165,470
Diageo Investment Corp., 4.25%, 05/11/42(a)	87	78,200
Keurig Dr Pepper, Inc.(a)
5.10%, 03/15/27	50	50,074
5.05%, 03/15/29	50	50,144
5.30%, 03/15/34	50	50,172
Series 10, 5.20%, 03/15/31	50	50,119
Keurig Dr. Pepper, Inc.
4.42%, 05/25/25(a)	60	59,355
3.95%, 04/15/29	65	62,074
3.20%, 05/01/30	87	78,366
4.05%, 04/15/32(a)	71	66,160
4.50%, 11/15/45	100	87,498
4.42%, 12/15/46	87	74,287
3.80%, 05/01/50	87	66,611
3.35%, 03/15/51(a)	87	61,073
4.50%, 04/15/52(a)	72	61,714
Series 31, 2.25%, 03/15/31(a)	87	72,495
Molson Coors Beverage Co.
3.00%, 07/15/26	200	190,891
5.00%, 05/01/42	100	94,679
4.20%, 07/15/46(a)	187	156,253
Pepsico Singapore Financing I Pte Ltd.
4.65%, 02/16/27	50	49,725
4.55%, 02/16/29(a)	50	49,643
4.70%, 02/16/34	50	49,367
PepsiCo, Inc.
2.75%, 04/30/25	171	166,736
3.50%, 07/17/25	87	85,237
5.25%, 11/10/25	75	75,433
4.55%, 02/13/26	60	59,704
2.85%, 02/24/26(a)	87	83,992
2.38%, 10/06/26(a)	171	161,525
5.13%, 11/10/26	75	75,595
3.00%, 10/15/27(a)	87	82,410
3.60%, 02/18/28	50	48,298
4.45%, 05/15/28(a)	60	59,972
2.63%, 07/29/29(a)	171	155,370
2.75%, 03/19/30	341	307,022
1.63%, 05/01/30(a)	104	87,311
1.40%, 02/25/31	206	166,431
1.95%, 10/21/31(a)	169	140,462
3.90%, 07/18/32(a)	70	66,363
4.45%, 02/15/33(a)	60	60,132
2.63%, 10/21/41	87	63,213
4.45%, 04/14/46(a)	300	273,903
3.45%, 10/06/46(a)	89	69,639
3.38%, 07/29/49(a)	75	57,076
2.88%, 10/15/49(a)	87	60,599
3.63%, 03/19/50	121	96,608
2.75%, 10/21/51	257	171,504

Security	Par (000)	Value

Beverages (continued)
PepsiCo, Inc. (continued)
4.20%, 07/18/52(a)	$25	$21,837
4.65%, 02/15/53(a)	60	56,351

		13,316,925

Biotechnology — 0.3%
Amgen, Inc.
3.13%, 05/01/25	130	126,866
2.60%, 08/19/26(a)	124	117,424
5.15%, 03/02/28	330	332,115
4.05%, 08/18/29(a)	330	317,191
5.25%, 03/02/30	345	350,243
2.00%, 01/15/32	240	194,313
3.35%, 02/22/32	73	65,181
4.20%, 03/01/33	330	308,445
5.25%, 03/02/33(a)	365	368,070
3.15%, 02/21/40	171	131,389
2.80%, 08/15/41(a)	189	136,932
4.95%, 10/01/41	341	323,567
5.15%, 11/15/41	87	84,049
5.60%, 03/02/43(a)	330	335,750
4.56%, 06/15/48	87	76,669
3.38%, 02/21/50(a)	171	124,812
4.66%, 06/15/51	300	265,711
3.00%, 01/15/52(a)	240	162,518
4.20%, 02/22/52	60	49,351
4.88%, 03/01/53	55	50,074
5.65%, 03/02/53(a)	445	453,435
2.77%, 09/01/53(a)	71	43,970
4.40%, 02/22/62(a)	275	226,563
5.75%, 03/02/63(a)	310	316,184
Baxalta, Inc.(a)
4.00%, 06/23/25	240	236,077
5.25%, 06/23/45	78	76,135
Biogen, Inc.
4.05%, 09/15/25	103	101,083
2.25%, 05/01/30	138	116,488
3.15%, 05/01/50(a)	193	129,074
3.25%, 02/15/51(a)	104	71,927
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27	60	56,896
3.70%, 03/15/32	67	60,243
Gilead Sciences, Inc.
3.65%, 03/01/26	227	221,165
2.95%, 03/01/27(a)	87	82,720
1.20%, 10/01/27(a)	62	54,908
1.65%, 10/01/30(a)	183	150,746
5.25%, 10/15/33	50	51,023
4.60%, 09/01/35(a)	231	221,340
2.60%, 10/01/40(a)	100	70,572
5.65%, 12/01/41	181	186,255
4.80%, 04/01/44	189	175,948
4.75%, 03/01/46	257	236,030
4.15%, 03/01/47(a)	197	165,475
2.80%, 10/01/50(a)	200	130,368
5.55%, 10/15/53(a)	45	46,579
Illumina, Inc.
5.80%, 12/12/25	100	100,167
5.75%, 12/13/27	100	101,155
2.55%, 03/23/31	55	45,460

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	$140	$114,577
2.80%, 09/15/50	144	90,686
Royalty Pharma PLC
1.20%, 09/02/25	171	160,952
1.75%, 09/02/27(a)	257	229,505
2.15%, 09/02/31	59	47,551
3.30%, 09/02/40(a)	171	127,433
3.35%, 09/02/51(a)	87	57,226

		8,676,586

Broadline Retail — 0.2%
Alibaba Group Holding Ltd.
3.40%, 12/06/27(a)	200	189,204
2.13%, 02/09/31(a)	200	166,228
4.50%, 11/28/34(a)	250	236,542
2.70%, 02/09/41(a)	200	140,166
4.20%, 12/06/47(a)	249	204,730
3.15%, 02/09/51	284	189,147
Amazon.com, Inc.
1.00%, 05/12/26	291	268,719
3.30%, 04/13/27(a)	250	240,459
1.20%, 06/03/27	341	306,544
1.65%, 05/12/28	291	259,840
3.45%, 04/13/29(a)	238	227,156
4.65%, 12/01/29(a)	400	402,217
1.50%, 06/03/30	211	176,084
2.10%, 05/12/31(a)	341	289,183
3.60%, 04/13/32	354	329,685
4.70%, 12/01/32(a)	400	401,533
4.80%, 12/05/34(a)	104	104,840
3.88%, 08/22/37	171	154,368
2.88%, 05/12/41	240	182,676
4.95%, 12/05/44(a)	87	87,102
4.05%, 08/22/47	400	348,530
2.50%, 06/03/50(a)	171	109,137
3.10%, 05/12/51(a)	200	143,640
3.95%, 04/13/52(a)	354	297,142
4.25%, 08/22/57(a)	341	296,854
2.70%, 06/03/60(a)	171	105,981
3.25%, 05/12/61	121	84,976
4.10%, 04/13/62(a)	121	101,909
TJX Cos., Inc.
2.25%, 09/15/26	257	242,189
4.50%, 04/15/50(a)	87	80,512

		6,367,293

Building Products — 0.3%
Allegion PLC, 3.50%, 10/01/29	87	80,214
Carlisle Cos., Inc.(a)
2.75%, 03/01/30	189	166,077
2.20%, 03/01/32	75	60,190
Home Depot, Inc.
2.70%, 04/15/25	86	83,852
3.35%, 09/15/25(a)	1,257	1,228,820
4.00%, 09/15/25	65	64,105
2.13%, 09/15/26	87	81,594
4.95%, 09/30/26(a)	50	50,081
2.50%, 04/15/27(a)	140	131,184
2.88%, 04/15/27	79	74,952
2.80%, 09/14/27(a)	87	81,958
0.90%, 03/15/28(a)	117	101,662
1.50%, 09/15/28(a)	87	76,244

Security	Par (000)	Value

Building Products (continued)
Home Depot, Inc. (continued)
3.90%, 12/06/28(a)	$78	$75,730
4.90%, 04/15/29(a)	50	50,486
2.95%, 06/15/29	102	93,800
2.70%, 04/15/30(a)	75	66,805
1.38%, 03/15/31(a)	275	219,822
1.88%, 09/15/31(a)	87	71,042
3.25%, 04/15/32	266	237,747
4.50%, 09/15/32(a)	200	196,381
5.88%, 12/16/36	74	79,472
3.30%, 04/15/40	189	150,248
5.40%, 09/15/40	87	88,523
5.95%, 04/01/41	87	93,424
4.20%, 04/01/43	130	113,269
4.88%, 02/15/44	100	94,942
4.40%, 03/15/45	214	190,131
4.25%, 04/01/46	171	148,132
3.90%, 06/15/47	171	139,762
4.50%, 12/06/48	171	152,235
3.13%, 12/15/49	104	72,772
2.38%, 03/15/51(a)	155	92,146
2.75%, 09/15/51(a)	87	56,063
3.63%, 04/15/52	177	135,185
4.95%, 09/15/52(a)	80	76,746
Lowe’s Cos., Inc.
4.00%, 04/15/25(a)	171	168,673
4.40%, 09/08/25	60	59,264
3.38%, 09/15/25(a)	87	84,761
4.80%, 04/01/26	60	59,656
2.50%, 04/15/26	164	155,958
3.35%, 04/01/27	75	71,661
3.10%, 05/03/27(a)	300	284,498
1.30%, 04/15/28(a)	146	127,260
1.70%, 09/15/28	97	84,806
3.65%, 04/05/29(a)	87	82,503
4.50%, 04/15/30(a)	171	167,205
1.70%, 10/15/30(a)	79	64,551
2.63%, 04/01/31(a)	171	147,142
3.75%, 04/01/32(a)	403	370,178
5.00%, 04/15/33(a)	100	99,607
5.15%, 07/01/33(a)	75	75,582
5.00%, 04/15/40(a)	171	163,832
2.80%, 09/15/41(a)	72	51,176
4.38%, 09/15/45	171	146,655
3.70%, 04/15/46(a)	227	173,743
4.05%, 05/03/47	150	120,796
3.00%, 10/15/50	211	138,205
3.50%, 04/01/51	171	122,128
4.25%, 04/01/52	67	54,893
5.63%, 04/15/53	20	20,200
4.45%, 04/01/62	75	61,244
5.80%, 09/15/62(a)	120	122,961
5.85%, 04/01/63(a)	110	113,466

		8,368,400

Capital Markets — 0.3%
Ameriprise Financial, Inc.
2.88%, 09/15/26	87	82,762
5.70%, 12/15/28	25	25,790
5.15%, 05/15/33(a)	50	50,520
Ares Capital Corp.
3.25%, 07/15/25	151	145,868
3.88%, 01/15/26	171	165,398

12

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
Ares Capital Corp. (continued)
2.88%, 06/15/28	$178	$158,645
5.88%, 03/01/29(a)	235	234,297
3.20%, 11/15/31	87	72,560
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26	70	64,242
Blackstone Private Credit Fund
7.05%, 09/29/25(a)	100	101,492
2.63%, 12/15/26	75	68,432
3.25%, 03/15/27(a)	206	190,122
7.30%, 11/27/28(d)	25	26,065
6.25%, 01/25/31(a)(d)	25	25,105
Blackstone Secured Lending Fund, 2.85%, 09/30/28(a)	210	185,151
Blue Owl Capital Corp.
3.75%, 07/22/25	67	64,995
3.40%, 07/15/26	171	161,101
2.63%, 01/15/27	75	68,502
Blue Owl Capital Corp. III, 3.13%, 04/13/27(a)	70	63,726
Blue Owl Credit Income Corp.
4.70%, 02/08/27	40	37,947
7.75%, 01/15/29(a)(d)	200	205,980
6.65%, 03/15/31(d)	40	39,034
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32(a)	86	69,893
Brookfield Finance, Inc.
4.25%, 06/02/26(a)	171	167,910
3.90%, 01/25/28	181	174,283
4.35%, 04/15/30	87	83,066
2.72%, 04/15/31(a)	107	91,091
6.35%, 01/05/34	250	265,952
4.70%, 09/20/47	87	75,287
3.50%, 03/30/51	79	56,940
3.63%, 02/15/52(a)	61	44,300
5.97%, 03/04/54(a)	25	25,860
Charles Schwab Corp.
3.63%, 04/01/25(a)	171	168,041
3.85%, 05/21/25(a)	171	168,144
0.90%, 03/11/26(a)	289	266,325
1.15%, 05/13/26	141	129,987
5.88%, 08/24/26	40	40,667
2.45%, 03/03/27(a)	82	76,415
3.20%, 01/25/28(a)	171	160,547
2.00%, 03/20/28(a)	140	125,465
3.25%, 05/22/29(a)	70	64,797
1.65%, 03/11/31(a)	87	69,653
2.30%, 05/13/31(a)	171	143,586
2.90%, 03/03/32	140	120,039
(1-day SOFR + 1.88%), 6.20%, 11/17/29(a)(b)	100	103,940
(1-day SOFR + 2.50%), 5.85%, 05/19/34(b)	300	307,214
CI Financial Corp.(a)
3.20%, 12/17/30	104	85,185
4.10%, 06/15/51	86	53,720
Franklin Resources, Inc., 2.95%, 08/12/51(a)	75	46,924
FS KKR Capital Corp.
2.63%, 01/15/27(a)	71	64,408
3.25%, 07/15/27	87	79,213
3.13%, 10/12/28(a)	87	76,004
Golub Capital BDC, Inc.
2.50%, 08/24/26	70	64,315
6.00%, 07/15/29	200	196,424

Security	Par (000)	Value

Capital Markets (continued)
Invesco Finance PLC, 5.38%, 11/30/43	$87	$84,868
Jefferies Financial Group, Inc.
4.85%, 01/15/27(a)	171	169,650
5.88%, 07/21/28	120	122,158
4.15%, 01/23/30	171	160,169
2.63%, 10/15/31	71	58,502
2.75%, 10/15/32(a)	141	114,534
Lazard Group LLC, 4.50%, 09/19/28(a)	100	96,256
Legg Mason, Inc., 5.63%, 01/15/44(a)	109	109,018
Main Street Capital Corp.
3.00%, 07/14/26	70	65,227
6.95%, 03/01/29(a)	25	25,395
Nasdaq, Inc.
3.85%, 06/30/26	104	101,186
5.35%, 06/28/28	80	81,032
1.65%, 01/15/31(a)	57	45,889
5.55%, 02/15/34	100	101,687
3.25%, 04/28/50	70	48,783
6.10%, 06/28/63(a)	200	213,258
Nomura Holdings, Inc.
1.65%, 07/14/26	200	183,905
2.33%, 01/22/27	222	204,640
2.17%, 07/14/28(a)	400	351,973
2.71%, 01/22/29	222	197,235
5.61%, 07/06/29	200	202,450
3.10%, 01/16/30	200	177,583
2.61%, 07/14/31	200	166,259
Oaktree Specialty Lending Corp., 7.10%, 02/15/29(a)	100	103,256
Prospect Capital Corp.
3.36%, 11/15/26(a)	82	74,648
3.44%, 10/15/28	75	64,602
Raymond James Financial, Inc., 4.95%, 07/15/46	87	80,031
Stifel Financial Corp., 4.00%, 05/15/30(a)	100	91,223

		9,398,746

Chemicals — 0.3%
Air Products and Chemicals, Inc.
1.50%, 10/15/25(a)	102	96,706
1.85%, 05/15/27(a)	73	67,025
4.60%, 02/08/29(a)	100	99,442
2.05%, 05/15/30	75	64,197
4.75%, 02/08/31	100	99,639
4.80%, 03/03/33(a)	70	69,623
4.85%, 02/08/34	100	98,936
2.70%, 05/15/40(a)	87	63,509
2.80%, 05/15/50(a)	111	74,514
Albemarle Corp., 5.45%, 12/01/44(a)	60	55,473
Cabot Corp., 5.00%, 06/30/32	100	97,636
Celanese U.S. Holdings LLC
1.40%, 08/05/26(a)	70	63,816
6.17%, 07/15/27	200	203,702
6.35%, 11/15/28	90	93,236
6.33%, 07/15/29(a)	165	171,097
6.55%, 11/15/30(a)	100	105,182
6.38%, 07/15/32	70	72,619
6.70%, 11/15/33(a)	55	58,642
CF Industries, Inc.(a)
5.15%, 03/15/34	87	85,613
4.95%, 06/01/43	87	77,849
5.38%, 03/15/44	87	81,837

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Dow Chemical Co.
4.80%, 11/30/28(a)	$75	$74,816
6.30%, 03/15/33(a)	50	53,883
5.15%, 02/15/34(a)	25	24,911
9.40%, 05/15/39	69	92,916
5.25%, 11/15/41	74	70,375
4.38%, 11/15/42	87	74,342
5.55%, 11/30/48	171	166,957
4.80%, 05/15/49	100	88,039
3.60%, 11/15/50	87	63,384
6.90%, 05/15/53(a)	150	173,319
5.60%, 02/15/54(a)	125	124,507
DuPont de Nemours, Inc.
4.73%, 11/15/28(a)	257	256,639
5.32%, 11/15/38(a)	130	129,921
5.42%, 11/15/48	257	256,796
Eastman Chemical Co.
4.50%, 12/01/28(a)	71	69,049
5.75%, 03/08/33(a)	40	40,678
4.80%, 09/01/42	87	76,379
4.65%, 10/15/44(a)	71	60,421
Ecolab, Inc.
5.25%, 01/15/28	75	76,416
4.80%, 03/24/30(a)	87	87,422
1.30%, 01/30/31(a)	140	111,970
2.13%, 02/01/32(a)	171	142,016
2.13%, 08/15/50(a)	140	82,101
2.70%, 12/15/51(a)	124	80,178
EIDP, Inc.
1.70%, 07/15/25	140	133,636
2.30%, 07/15/30(a)	140	120,469
FMC Corp.
5.15%, 05/18/26	40	39,746
3.20%, 10/01/26(a)	55	51,973
3.45%, 10/01/29	60	54,015
5.65%, 05/18/33(a)	40	39,336
4.50%, 10/01/49(a)	58	44,607
6.38%, 05/18/53(a)	40	39,820
Huntsman International LLC, 2.95%, 06/15/31(a)	65	54,107
International Flavors & Fragrances, Inc.
4.45%, 09/26/28	87	84,192
4.38%, 06/01/47	87	67,171
5.00%, 09/26/48	87	74,379
Linde, Inc.(a)
4.70%, 12/05/25	100	99,537
3.20%, 01/30/26	87	84,331
1.10%, 08/10/30	155	125,328
2.00%, 08/10/50	122	69,025
LYB International Finance BV
5.25%, 07/15/43	75	70,289
4.88%, 03/15/44	62	54,882
LYB International Finance III LLC
1.25%, 10/01/25	74	69,471
2.25%, 10/01/30(a)	117	98,572
5.63%, 05/15/33	40	40,972
5.50%, 03/01/34	75	75,139
3.38%, 10/01/40	94	70,419
4.20%, 10/15/49	144	112,334
4.20%, 05/01/50(a)	87	68,055
3.63%, 04/01/51	127	89,942
3.80%, 10/01/60(a)	70	48,590

Security	Par (000)	Value

Chemicals (continued)
Mosaic Co.(a)
4.05%, 11/15/27	$171	$164,950
5.38%, 11/15/28	50	50,601
5.45%, 11/15/33	214	213,933
Nutrien Ltd.
3.00%, 04/01/25	87	84,828
5.95%, 11/07/25(a)	100	100,817
4.00%, 12/15/26(a)	87	84,342
4.90%, 03/27/28(a)	30	29,841
2.95%, 05/13/30(a)	171	152,434
4.90%, 06/01/43	87	78,975
5.25%, 01/15/45	50	47,146
5.00%, 04/01/49	130	118,615
3.95%, 05/13/50(a)	87	67,860
5.80%, 03/27/53	25	25,525
PPG Industries, Inc.
1.20%, 03/15/26	74	68,601
2.80%, 08/15/29(a)	171	154,424
Rohm and Haas Co., 7.85%, 07/15/29	125	139,190
RPM International, Inc.(a)
2.95%, 01/15/32	86	72,787
5.25%, 06/01/45	87	82,292
Sherwin-Williams Co.
4.25%, 08/08/25(a)	35	34,484
3.95%, 01/15/26(a)	87	85,029
3.45%, 06/01/27	87	83,163
2.95%, 08/15/29(a)	108	97,969
2.20%, 03/15/32	189	153,899
4.50%, 06/01/47(a)	171	149,426
3.80%, 08/15/49	153	120,606
Westlake Corp.
3.60%, 08/15/26(a)	87	83,609
3.38%, 06/15/30	75	67,309
5.00%, 08/15/46(a)	130	116,162
3.13%, 08/15/51(a)	110	71,231

		9,158,113

Commercial Services & Supplies — 0.1%
California Endowment, Series 2021, 2.50%, 04/01/51	84	52,886
Cintas Corp. No. 2
3.45%, 05/01/25(a)	86	84,291
3.70%, 04/01/27(a)	87	84,516
4.00%, 05/01/32	61	57,541
Ford Foundation
Series 2020, 2.42%, 06/01/50	60	37,874
Series 2020, 2.82%, 06/01/70	70	42,792
GATX Corp.
3.25%, 09/15/26(a)	130	124,068
3.85%, 03/30/27	87	83,792
4.70%, 04/01/29(a)	171	167,644
4.90%, 03/15/33(a)	145	139,547
5.45%, 09/15/33	100	99,461
6.05%, 03/15/34	50	51,464
6.90%, 05/01/34(a)	25	27,270
Quanta Services, Inc.
2.90%, 10/01/30(a)	90	78,690
2.35%, 01/15/32	80	65,006
3.05%, 10/01/41	69	49,297
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	71	45,590
UL Solutions, Inc., 6.50%, 10/20/28(d)	25	25,912

14

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services & Supplies (continued)
Veralto Corp.(d)
5.50%, 09/18/26	$75	$75,294
5.35%, 09/18/28	75	75,973
5.45%, 09/18/33(a)	75	75,928

		1,544,836

Communications Equipment — 0.1%
Cisco Systems, Inc.
3.50%, 06/15/25	1,000	983,160
4.90%, 02/26/26(a)	95	95,069
2.95%, 02/28/26(a)	257	248,033
2.50%, 09/20/26(a)	171	161,992
4.80%, 02/26/27(a)	150	150,241
4.85%, 02/26/29	150	151,107
4.95%, 02/26/31	115	116,015
5.05%, 02/26/34	610	618,213
5.90%, 02/15/39	341	370,772
5.30%, 02/26/54(a)	85	87,251
5.35%, 02/26/64	90	92,237
Juniper Networks, Inc.
3.75%, 08/15/29(a)	87	80,992
5.95%, 03/15/41	87	87,638
Motorola Solutions, Inc.
4.60%, 02/23/28(a)	87	85,807
5.00%, 04/15/29	25	24,873
4.60%, 05/23/29(a)	166	162,699
2.30%, 11/15/30(a)	146	122,555
2.75%, 05/24/31(a)	102	86,439
5.40%, 04/15/34	175	174,654

		3,899,747

Construction Materials — 0.1%
Carrier Global Corp.
5.80%, 11/30/25	140	140,929
2.49%, 02/15/27	77	71,744
2.72%, 02/15/30(a)	200	176,863
5.90%, 03/15/34	100	105,100
3.38%, 04/05/40	171	133,877
3.58%, 04/05/50(a)	300	223,591
6.20%, 03/15/54(a)	100	110,112
Eagle Materials, Inc., 2.50%, 07/01/31(a)	67	56,311
Fortune Brands Innovations, Inc.
4.00%, 06/15/25	171	167,657
3.25%, 09/15/29	87	79,229
5.88%, 06/01/33(a)	38	38,771
4.50%, 03/25/52(a)	87	71,468
Johnson Controls International PLC
5.13%, 09/14/45	15	14,061
4.50%, 02/15/47(a)	87	74,982
4.95%, 07/02/64(e)	64	57,561
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	70	57,584
2.00%, 09/16/31(a)	121	98,219
4.90%, 12/01/32	65	63,939
Martin Marietta Materials, Inc.
3.45%, 06/01/27	87	83,226
2.40%, 07/15/31(a)	58	48,580
4.25%, 12/15/47(a)	87	73,406
3.20%, 07/15/51	75	52,474
Series CB, 2.50%, 03/15/30(a)	171	149,107
Masco Corp.(a)
1.50%, 02/15/28	65	56,913

Security	Par (000)	Value

Construction Materials (continued)
Masco Corp.(a) (continued)
2.00%, 02/15/31	$87	$71,153
3.13%, 02/15/51	73	49,379
Mohawk Industries, Inc.(a)
5.85%, 09/18/28	50	51,475
3.63%, 05/15/30	75	69,183
Owens Corning
3.88%, 06/01/30	75	70,045
4.40%, 01/30/48	171	141,918
Trane Technologies Financing Ltd.
4.65%, 11/01/44(a)	30	27,324
4.50%, 03/21/49	87	76,773
Trane Technologies Global Holding Co. Ltd.,
4.30%, 02/21/48	87	74,735
Vulcan Materials Co.
3.90%, 04/01/27(a)	171	165,712
4.50%, 06/15/47	87	75,633

		3,079,034

Consumer Finance — 0.6%
Ally Financial, Inc.(a)
4.75%, 06/09/27	340	330,286
7.10%, 11/15/27	100	104,486
8.00%, 11/01/31	321	356,567
(1-day SOFR + 2.82%), 6.85%, 01/03/30(b)	50	51,458
American Express Co.
3.95%, 08/01/25	100	98,257
4.90%, 02/13/26(a)	200	199,073
3.13%, 05/20/26(a)	150	144,212
1.65%, 11/04/26	171	156,780
2.55%, 03/04/27(a)	392	366,113
3.30%, 05/03/27(a)	87	82,754
5.85%, 11/05/27(a)	140	144,167
4.05%, 05/03/29(a)	86	83,413
4.05%, 12/03/42(a)	167	145,508
(1-day SOFR + 0.97%), 5.39%, 07/28/27(b)	25	25,085
(1-day SOFR + 1.00%), 4.99%, 05/01/26(b)	80	79,522
(1-day SOFR + 1.00%), 5.10%, 02/16/28(b)	60	59,907
(1-day SOFR + 1.33%), 6.34%, 10/30/26(b)	75	75,990
(1-day SOFR + 1.76%), 4.42%, 08/03/33(b)	100	95,297
(1-day SOFR + 1.84%), 5.04%, 05/01/34(b)	120	118,585
(1-day SOFR + 1.94%), 6.49%, 10/30/31(b)	75	80,364
(1-day SOFR + 2.26%), 4.99%, 05/26/33(b)	100	97,407
(1-day SOFR Index + 1.28%), 5.28%, 07/27/29(b)	100	100,622
Automatic Data Processing, Inc.(a)
1.70%, 05/15/28	100	89,505
1.25%, 09/01/30	341	278,608
Block Financial LLC, 2.50%, 07/15/28	89	79,060
Capital One Financial Corp.
4.25%, 04/30/25	341	336,289
4.20%, 10/29/25	61	59,623
3.75%, 07/28/26(a)	80	77,071
3.75%, 03/09/27(a)	87	83,501
3.65%, 05/11/27(a)	341	326,009
3.80%, 01/31/28(a)	171	162,611
(1-day SOFR + 0.86%), 1.88%, 11/02/27(b)	171	156,441
(1-day SOFR + 1.27%), 2.62%, 11/02/32(b)	87	70,369
(1-day SOFR + 1.34%), 2.36%, 07/29/32(b)	171	131,771
(1-day SOFR + 1.79%), 3.27%, 03/01/30(b)	118	106,301
(1-day SOFR + 1.91%), 5.70%, 02/01/30(a)(b)	30	30,256
(1-day SOFR + 2.06%), 4.93%, 05/10/28(b)	130	128,328
(1-day SOFR + 2.08%), 5.47%, 02/01/29(b)	100	99,674

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Finance (continued)
Capital One Financial Corp. (continued)
(1-day SOFR + 2.16%), 4.99%, 07/24/26(a)(b)	$50	$49,678
(1-day SOFR + 2.26%), 6.05%, 02/01/35(a)(b)	235	239,255
(1-day SOFR + 2.44%), 7.15%, 10/29/27(b)	50	52,036
(1-day SOFR + 2.60%), 5.25%, 07/26/30(b)	50	49,210
(1-day SOFR + 2.60%), 5.82%, 02/01/34(a)(b)	90	89,863
(1-day SOFR + 2.64%), 6.31%, 06/08/29(b)	40	41,122
(1-day SOFR + 2.86%), 6.38%, 06/08/34(a)(b)	330	342,710
Discover Financial Services
4.10%, 02/09/27(a)	100	96,476
6.70%, 11/29/32(a)	150	158,557
(1-day SOFR Index + 3.37%), 7.96%, 11/02/34(b)	75	84,953
Equifax, Inc.
5.10%, 12/15/27	70	69,937
5.10%, 06/01/28	40	40,069
2.35%, 09/15/31(a)	171	141,232
Ford Motor Credit Co. LLC
4.13%, 08/04/25	200	195,463
3.38%, 11/13/25	400	384,828
4.39%, 01/08/26	400	390,153
6.95%, 03/06/26	400	407,622
6.95%, 06/10/26	200	204,345
4.54%, 08/01/26	200	194,143
2.70%, 08/10/26(a)	200	186,427
4.95%, 05/28/27	200	195,142
4.13%, 08/17/27(a)	200	189,784
7.35%, 11/04/27	400	419,509
6.80%, 05/12/28	200	207,778
6.80%, 11/07/28	200	208,755
7.35%, 03/06/30(a)	200	213,231
4.00%, 11/13/30	200	178,570
7.12%, 11/07/33	200	215,182
6.13%, 03/08/34	200	201,105
Global Payments, Inc.
4.80%, 04/01/26(a)	87	86,096
2.15%, 01/15/27	86	79,360
3.20%, 08/15/29	87	78,164
5.30%, 08/15/29	35	34,833
2.90%, 05/15/30(a)	200	173,681
2.90%, 11/15/31	69	57,905
5.40%, 08/15/32(a)	200	198,351
4.15%, 08/15/49(a)	62	48,127
5.95%, 08/15/52(a)	25	24,940
Mastercard, Inc.
2.95%, 11/21/26(a)	200	190,952
3.30%, 03/26/27	82	78,908
4.88%, 03/09/28(a)	45	45,589
2.95%, 06/01/29	257	236,625
3.35%, 03/26/30	144	133,877
1.90%, 03/15/31(a)	90	75,165
4.85%, 03/09/33(a)	50	50,368
3.65%, 06/01/49	87	69,991
3.85%, 03/26/50(a)	181	149,769
2.95%, 03/15/51	96	67,015
Moody’s Corp.
3.25%, 01/15/28(a)	130	123,599
2.00%, 08/19/31	73	59,462
2.75%, 08/19/41(a)	63	44,775
3.25%, 05/20/50(a)	71	50,825
3.75%, 02/25/52	74	57,907

Security	Par (000)	Value

Consumer Finance (continued)
Moody’s Corp. (continued)
3.10%, 11/29/61(a)	$81	$52,724
PayPal Holdings, Inc.
1.65%, 06/01/25	78	74,840
2.65%, 10/01/26(a)	171	161,416
2.85%, 10/01/29	229	207,086
2.30%, 06/01/30(a)	81	69,865
4.40%, 06/01/32(a)	90	87,152
3.25%, 06/01/50(a)	102	72,259
5.05%, 06/01/52(a)	90	85,473
5.25%, 06/01/62	90	86,148
S&P Global, Inc.
2.45%, 03/01/27(a)	60	56,157
4.75%, 08/01/28(a)	171	170,730
2.70%, 03/01/29(a)	70	63,593
4.25%, 05/01/29(a)	171	166,586
2.50%, 12/01/29(a)	81	71,710
1.25%, 08/15/30	75	60,589
2.90%, 03/01/32(a)	95	82,790
3.25%, 12/01/49(a)	80	57,887
3.70%, 03/01/52(a)	76	60,161
2.30%, 08/15/60(a)	87	47,731
3.90%, 03/01/62	30	23,466
Synchrony Financial
4.88%, 06/13/25	235	231,503
4.50%, 07/23/25	67	65,653
3.95%, 12/01/27(a)	171	159,915
5.15%, 03/19/29	87	83,586
Visa, Inc.
3.15%, 12/14/25(a)	501	487,200
1.90%, 04/15/27(a)	341	315,338
2.75%, 09/15/27(a)	197	185,164
2.05%, 04/15/30	171	147,478
1.10%, 02/15/31(a)	240	191,519
4.15%, 12/14/35	87	82,532
2.70%, 04/15/40	171	128,144
4.30%, 12/14/45	269	242,601
3.65%, 09/15/47(a)	69	55,672
2.00%, 08/15/50(a)	189	111,367
Western Union Co.
1.35%, 03/15/26	155	143,237
6.20%, 11/17/36(a)	92	94,655

		17,358,616

Consumer Staples Distribution & Retail — 0.4%
Campbell Soup Co.
5.30%, 03/20/26	45	45,034
5.20%, 03/19/27	50	50,117
5.20%, 03/21/29	50	50,240
5.40%, 03/21/34	50	50,375
4.80%, 03/15/48(a)	130	115,510
Costco Wholesale Corp.(a)
3.00%, 05/18/27	257	245,859
1.60%, 04/20/30	257	216,364
1.75%, 04/20/32	87	70,481
Dollar General Corp.
4.63%, 11/01/27(a)	70	68,865
5.20%, 07/05/28	35	35,181
3.50%, 04/03/30(a)	100	91,432
5.00%, 11/01/32(a)	75	74,107
5.45%, 07/05/33(a)	40	40,125
4.13%, 04/03/50(a)	100	78,080

16

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Staples Distribution & Retail (continued)
Dollar Tree, Inc.(a)
4.20%, 05/15/28	$171	$165,266
2.65%, 12/01/31	87	72,667
3.38%, 12/01/51	71	47,443
General Mills, Inc.
4.70%, 01/30/27	50	49,571
3.20%, 02/10/27(a)	87	82,926
4.20%, 04/17/28(a)	171	166,774
5.50%, 10/17/28(a)	55	56,128
2.88%, 04/15/30	171	152,227
2.25%, 10/14/31(a)	121	100,046
4.95%, 03/29/33(a)	30	29,665
3.00%, 02/01/51(a)	180	118,135
Ingredion, Inc., 3.90%, 06/01/50(a)	87	64,555
Kellanova
3.25%, 04/01/26	65	62,688
4.30%, 05/15/28(a)	171	166,868
2.10%, 06/01/30(a)	141	119,802
5.25%, 03/01/33(a)	30	30,099
4.50%, 04/01/46(a)	62	53,097
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40(a)	73	72,939
Kraft Heinz Foods Co.
3.00%, 06/01/26(a)	206	197,178
3.88%, 05/15/27(a)	148	143,423
4.63%, 01/30/29	87	85,654
3.75%, 04/01/30	79	74,105
4.25%, 03/01/31	87	83,179
6.75%, 03/15/32(a)	70	77,571
5.00%, 07/15/35(a)	79	77,890
6.88%, 01/26/39(a)	87	98,257
6.50%, 02/09/40	79	85,930
5.00%, 06/04/42(a)	163	152,951
5.20%, 07/15/45	197	186,727
4.38%, 06/01/46	100	84,454
4.88%, 10/01/49(a)	163	147,502
5.50%, 06/01/50(a)	87	85,965
Kroger Co.
3.50%, 02/01/26(a)	87	84,486
2.65%, 10/15/26(a)	171	161,211
3.70%, 08/01/27	87	83,775
4.50%, 01/15/29(a)	171	168,701
1.70%, 01/15/31(a)	182	147,135
5.15%, 08/01/43(a)	66	61,923
3.88%, 10/15/46	87	67,282
4.65%, 01/15/48	87	76,579
5.40%, 01/15/49	87	85,789
3.95%, 01/15/50	75	59,759
McCormick & Co., Inc.(a)
0.90%, 02/15/26	67	61,903
1.85%, 02/15/31	71	57,444
4.95%, 04/15/33	100	98,895
Sysco Corp.
3.75%, 10/01/25	74	72,162
3.30%, 07/15/26(a)	110	105,636
3.25%, 07/15/27	171	161,575
5.75%, 01/17/29	50	51,447
5.95%, 04/01/30	171	178,297
2.45%, 12/14/31(a)	87	72,605
6.00%, 01/17/34(a)	50	53,200
4.85%, 10/01/45	53	48,406
4.50%, 04/01/46	87	76,067

Security	Par (000)	Value

Consumer Staples Distribution & Retail (continued)
Sysco Corp. (continued)
4.45%, 03/15/48(a)	$87	$73,988
6.60%, 04/01/50(a)	314	358,200
Target Corp.
2.25%, 04/15/25(a)	243	236,019
2.50%, 04/15/26(a)	87	83,453
1.95%, 01/15/27(a)	74	68,785
3.38%, 04/15/29(a)	171	161,341
2.35%, 02/15/30	169	148,623
2.65%, 09/15/30	199	175,955
4.50%, 09/15/32(a)	100	97,966
4.40%, 01/15/33(a)	150	146,075
7.00%, 01/15/38	174	206,469
3.90%, 11/15/47	87	70,901
4.80%, 01/15/53(a)	150	141,072
Walmart, Inc.
3.90%, 09/09/25	600	591,383
4.00%, 04/15/26(a)	30	29,609
1.05%, 09/17/26(a)	84	77,007
3.95%, 09/09/27(a)	100	98,251
3.90%, 04/15/28(a)	45	44,093
4.00%, 04/15/30(a)	160	156,143
1.80%, 09/22/31	166	137,821
4.15%, 09/09/32(a)	100	97,387
4.10%, 04/15/33(a)	80	77,072
6.50%, 08/15/37(a)	200	231,802
5.63%, 04/01/40(a)	341	366,638
4.05%, 06/29/48	82	71,246
2.65%, 09/22/51	150	99,132
4.50%, 09/09/52	400	370,779
4.50%, 04/15/53	80	73,952
Series M, 2.38%, 09/24/29(a)	33	29,725

		10,978,616

Containers & Packaging — 0.1%
Amcor Finance USA, Inc., 5.63%, 05/26/33(a)	40	41,076
Amcor Flexibles North America, Inc.
4.00%, 05/17/25	67	65,783
2.63%, 06/19/30	70	60,278
2.69%, 05/25/31	72	61,174
Avery Dennison Corp.(a)
2.25%, 02/15/32	87	71,072
5.75%, 03/15/33	90	93,674
Berry Global, Inc.(a)
1.57%, 01/15/26	171	159,849
1.65%, 01/15/27	87	78,979
5.65%, 01/15/34(d)	30	29,836
Packaging Corp. of America
3.00%, 12/15/29	70	63,071
5.70%, 12/01/33(a)	30	30,985
4.05%, 12/15/49(a)	112	89,334
3.05%, 10/01/51(a)	65	44,267
Sonoco Products Co.(a)
2.25%, 02/01/27	277	256,636
2.85%, 02/01/32	171	145,063
WestRock MWV LLC, 8.20%, 01/15/30(a)	74	84,510
WRKCo, Inc.
4.65%, 03/15/26(a)	200	197,497
3.38%, 09/15/27	87	82,513
4.00%, 03/15/28(a)	171	164,306
4.90%, 03/15/29(a)	171	169,750

		1,989,653

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Distributors — 0.0%
LKQ Corp., 5.75%, 06/15/28	$100	$101,768

Diversified Consumer Services — 0.1%
American University, Series 2019, 3.67%, 04/01/49(a)	60	48,665
Brown University, Series A, 2.92%, 09/01/50(a)	75	52,454
California Institute of Technology, 3.65%, 09/01/2119	171	118,698
Duke University
Series 2020, 2.68%, 10/01/44(a)	75	55,185
Series 2020, 2.83%, 10/01/55	88	59,415
Emory University, Series 2020, 2.97%, 09/01/50	62	43,454
George Washington University
4.87%, 09/15/45(a)	74	72,103
Series 2014, 4.30%, 09/15/44(a)	87	77,642
Series 2018, 4.13%, 09/15/48	58	50,175
Georgetown University
Series 20A, 2.94%, 04/01/50	77	53,942
Series A, 5.22%, 10/01/2118(a)	62	58,687
Series B, 4.32%, 04/01/49	40	35,335
Howard University, Series 22A, 5.21%, 10/01/52(a)	73	69,870
Leland Stanford Junior University(a)
3.65%, 05/01/48	130	107,717
2.41%, 06/01/50	75	48,179
Massachusetts Institute of Technology
3.96%, 07/01/38(a)	98	90,975
3.07%, 04/01/52(a)	27	19,812
5.60%, 07/01/2111(a)	87	94,954
4.68%, 07/01/2114(a)	75	68,373
Series F, 2.99%, 07/01/50	73	53,528
Series G, 2.29%, 07/01/51(a)	56	34,634
Northeastern University, Series 2020, 2.89%, 10/01/50(a)	51	35,776
Northwestern University
Series 2017, 3.66%, 12/01/57	58	46,143
Series 2020, 2.64%, 12/01/50(a)	85	57,425
President and Fellows of Harvard College(a)
3.15%, 07/15/46	62	47,194
2.52%, 10/15/50	71	46,777
3.30%, 07/15/56	121	89,977
Thomas Jefferson University, 3.85%, 11/01/57	72	54,121
Trustees of Boston College, 3.13%, 07/01/52(a)	87	62,773
Trustees of Boston University, Series CC, 4.06%, 10/01/48(a)	35	30,168
Trustees of Princeton University(a)
5.70%, 03/01/39	87	95,582
Series 2020, 2.52%, 07/01/50	74	49,489
Trustees of the University of Pennsylvania 3.61%, 02/15/2119(a)	57	40,710
Series 2020, 2.40%, 10/01/50	52	31,428
University of Chicago, Series C, 2.55%, 04/01/50(a)	73	49,920
University of Miami, Series 2022, 4.06%, 04/01/52	67	56,451
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48(a)	82	64,251
University of Southern California
2.81%, 10/01/50(a)	71	49,237
4.98%, 10/01/53(a)	75	75,517
Series 21A, 2.95%, 10/01/51	87	61,509
Series A, 3.23%, 10/01/2120(a)	69	43,110
Washington University
4.35%, 04/15/2122	83	69,440
Series 2022, 3.52%, 04/15/54(a)	75	58,333
William Marsh Rice University, 3.77%, 05/15/55(a)	85	70,147

Security	Par (000)	Value

Diversified Consumer Services (continued)
Yale University(a)
Series 2020, 1.48%, 04/15/30	$54	$44,922
Series 2020, 2.40%, 04/15/50	62	40,008

		2,684,205

Diversified REITs — 0.5%
American Homes 4 Rent LP
4.90%, 02/15/29(a)	171	167,720
2.38%, 07/15/31	35	28,428
5.50%, 02/01/34(a)	50	49,850
3.38%, 07/15/51	25	16,645
American Tower Corp.
4.40%, 02/15/26	30	29,476
1.60%, 04/15/26	89	82,649
1.45%, 09/15/26(a)	64	58,331
3.38%, 10/15/26(a)	87	83,097
2.75%, 01/15/27(a)	76	71,170
3.65%, 03/15/27(a)	69	66,140
5.50%, 03/15/28	70	70,586
5.25%, 07/15/28(a)	40	40,003
5.80%, 11/15/28(a)	85	87,026
5.20%, 02/15/29(a)	25	24,988
3.95%, 03/15/29	87	82,191
3.80%, 08/15/29(a)	87	81,194
2.90%, 01/15/30	93	81,769
2.10%, 06/15/30	141	117,130
2.70%, 04/15/31	104	88,042
2.30%, 09/15/31(a)	124	101,206
4.05%, 03/15/32	79	72,298
5.65%, 03/15/33(a)	70	71,095
5.55%, 07/15/33(a)	40	40,310
5.90%, 11/15/33(a)	100	103,549
5.45%, 02/15/34	25	25,041
3.70%, 10/15/49(a)	75	55,739
3.10%, 06/15/50(a)	82	54,369
2.95%, 01/15/51(a)	200	128,963
Boston Properties LP
3.65%, 02/01/26	67	64,557
6.75%, 12/01/27	100	103,793
4.50%, 12/01/28	171	162,709
3.40%, 06/21/29	100	89,744
2.90%, 03/15/30	83	71,091
3.25%, 01/30/31	171	146,275
2.55%, 04/01/32(a)	130	102,837
6.50%, 01/15/34(a)	75	77,798
Brixmor Operating Partnership LP
4.13%, 06/15/26	87	84,697
4.13%, 05/15/29	214	201,698
5.50%, 02/15/34	25	24,687
Broadstone Net Lease LLC, 2.60%, 09/15/31(a)	100	79,016
Crown Castle, Inc.
3.70%, 06/15/26	71	68,567
1.05%, 07/15/26	341	309,959
4.00%, 03/01/27	171	165,284
2.90%, 03/15/27	70	65,473
5.00%, 01/11/28	65	64,316
3.80%, 02/15/28(a)	341	322,830
4.80%, 09/01/28	50	49,024
5.60%, 06/01/29(a)	75	76,006
2.25%, 01/15/31	171	140,691
5.10%, 05/01/33	55	53,646
5.80%, 03/01/34(a)	65	66,492
2.90%, 04/01/41(a)	141	99,701

18

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified REITs (continued)
Crown Castle, Inc. (continued)
4.00%, 11/15/49(a)	$102	$79,141
4.15%, 07/01/50	150	119,855
Digital Realty Trust LP(a)
3.70%, 08/15/27	171	163,298
5.55%, 01/15/28	285	287,043
3.60%, 07/01/29	130	119,783
EPR Properties
4.50%, 04/01/25	70	68,947
4.75%, 12/15/26	75	72,587
4.50%, 06/01/27	75	71,352
4.95%, 04/15/28	75	71,370
3.75%, 08/15/29	75	66,234
Equinix, Inc.
1.25%, 07/15/25(a)	82	77,564
1.00%, 09/15/25(a)	171	159,918
1.45%, 05/15/26	70	64,387
2.90%, 11/18/26	71	66,602
1.55%, 03/15/28	144	124,901
2.00%, 05/15/28	67	58,854
3.20%, 11/18/29	81	72,514
2.15%, 07/15/30	87	72,100
2.50%, 05/15/31	152	126,791
3.00%, 07/15/50	71	46,455
3.40%, 02/15/52(a)	140	97,948
Essex Portfolio LP
4.00%, 03/01/29(a)	71	67,715
3.00%, 01/15/30(a)	70	62,077
1.65%, 01/15/31(a)	90	71,030
2.55%, 06/15/31(a)	60	49,829
5.50%, 04/01/34	25	25,028
2.65%, 09/01/50(a)	71	41,712
Extra Space Storage LP
4.00%, 06/15/29	21	19,804
2.20%, 10/15/30(a)	69	57,167
5.90%, 01/15/31	30	31,038
2.55%, 06/01/31	87	72,224
2.40%, 10/15/31	75	61,704
2.35%, 03/15/32(a)	70	56,008
5.40%, 02/01/34(a)	50	49,780
GLP Capital LP/GLP Financing II, Inc.
5.25%, 06/01/25	71	70,543
5.30%, 01/15/29(a)	171	168,142
4.00%, 01/15/30(a)	169	154,290
3.25%, 01/15/32(a)	63	53,035
Kimco Realty OP LLC
2.80%, 10/01/26(a)	587	553,716
3.80%, 04/01/27	300	287,954
2.25%, 12/01/31(a)	87	70,151
4.60%, 02/01/33	25	23,666
6.40%, 03/01/34	25	26,763
4.45%, 09/01/47(a)	62	50,457
3.70%, 10/01/49(a)	87	63,343
Mid-America Apartments LP
1.10%, 09/15/26(a)	67	60,778
3.60%, 06/01/27(a)	87	83,568
3.95%, 03/15/29	87	83,659
1.70%, 02/15/31	69	55,555
5.00%, 03/15/34	25	24,611
2.88%, 09/15/51(a)	66	42,251
Prologis LP
3.25%, 06/30/26	87	83,700

Security	Par (000)	Value

Diversified REITs (continued)
Prologis LP (continued)
2.13%, 04/15/27	$30	$27,625
4.88%, 06/15/28(a)	45	45,048
2.88%, 11/15/29(a)	93	83,998
2.25%, 04/15/30(a)	213	184,612
1.75%, 07/01/30(a)	82	68,114
1.25%, 10/15/30(a)	65	52,119
1.75%, 02/01/31(a)	64	52,433
4.63%, 01/15/33(a)	135	131,122
4.75%, 06/15/33(a)	40	39,196
5.13%, 01/15/34(a)	50	50,217
5.00%, 03/15/34	50	49,704
3.00%, 04/15/50(a)	95	65,272
5.25%, 06/15/53	140	137,816
5.25%, 03/15/54	50	49,104
Rayonier LP, 2.75%, 05/17/31	124	102,363
Rexford Industrial Realty LP
5.00%, 06/15/28(a)	30	29,775
2.13%, 12/01/30	71	58,032
2.15%, 09/01/31(a)	79	63,262
Safehold GL Holdings LLC
2.80%, 06/15/31(a)	60	49,474
6.10%, 04/01/34	25	24,839
Sun Communities Operating LP
2.30%, 11/01/28	79	68,994
5.50%, 01/15/29(a)	25	24,935
2.70%, 07/15/31(a)	128	105,408
4.20%, 04/15/32	69	61,882
5.70%, 01/15/33	20	19,835
Ventas Realty LP
4.13%, 01/15/26(a)	214	209,001
3.25%, 10/15/26	87	82,337
4.00%, 03/01/28	257	244,901
3.00%, 01/15/30	50	44,066
2.50%, 09/01/31	121	99,393
5.70%, 09/30/43	100	95,557
VICI Properties LP
4.38%, 05/15/25	71	69,788
4.75%, 02/15/28	117	114,098
4.95%, 02/15/30(a)	105	101,541
5.13%, 05/15/32(a)	118	112,867
5.63%, 05/15/52(a)	161	149,204
6.13%, 04/01/54	100	98,633
Weyerhaeuser Co.
4.75%, 05/15/26(a)	60	59,442
4.00%, 11/15/29	171	161,325
7.38%, 03/15/32	80	90,886
3.38%, 03/09/33	90	78,592
4.00%, 03/09/52	55	43,710
WP Carey, Inc.(a)
3.85%, 07/15/29	82	76,542
2.45%, 02/01/32	118	94,924

		13,050,824

Diversified Telecommunication Services — 0.6%
AT&T, Inc.
3.88%, 01/15/26	200	195,431
4.25%, 03/01/27	500	490,890
2.30%, 06/01/27	450	414,793
1.65%, 02/01/28(a)	300	265,678
4.30%, 02/15/30	300	288,321
2.75%, 06/01/31	341	293,724
2.25%, 02/01/32	400	325,088

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
AT&T, Inc. (continued)
2.55%, 12/01/33	$200	$160,195
5.40%, 02/15/34(a)	125	126,640
4.50%, 05/15/35(a)	655	611,797
4.90%, 08/15/37	375	355,819
4.85%, 03/01/39	300	279,916
5.35%, 09/01/40	200	195,757
3.50%, 06/01/41	250	195,149
4.65%, 06/01/44	125	110,081
4.75%, 05/15/46	500	447,774
4.50%, 03/09/48(a)	500	425,281
3.65%, 06/01/51(a)	200	146,827
3.50%, 09/15/53(a)	511	360,522
3.55%, 09/15/55	974	681,046
3.80%, 12/01/57	778	563,289
3.65%, 09/15/59	520	362,030
3.85%, 06/01/60	200	144,645
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33(a)	60	59,532
4.46%, 04/01/48	100	86,109
4.30%, 07/29/49(a)	67	56,117
3.65%, 08/15/52	67	49,945
Series US-5, 2.15%, 02/15/32(a)	87	70,253
Series US-6, 3.20%, 02/15/52(a)	86	58,621
British Telecommunications PLC, 9.63%, 12/15/30	300	367,989
Deutsche Telekom International Finance BV,
8.75%, 06/15/30	300	354,634
Sprint Capital Corp.
6.88%, 11/15/28(a)	200	213,127
8.75%, 03/15/32	300	363,766
Telefonica Emisiones SA
7.05%, 06/20/36(a)	185	207,114
4.67%, 03/06/38(a)	150	136,371
5.21%, 03/08/47	283	260,403
4.90%, 03/06/48	160	140,688
Telefonica Europe BV, 8.25%, 09/15/30	75	85,709
TELUS Corp.(a)
3.40%, 05/13/32	90	78,894
4.60%, 11/16/48	70	60,777
4.30%, 06/15/49	87	71,481
Verizon Communications, Inc.
0.85%, 11/20/25	249	232,072
1.45%, 03/20/26(a)	122	113,754
2.63%, 08/15/26	155	146,864
4.13%, 03/16/27	350	342,570
3.00%, 03/22/27(a)	200	189,532
2.10%, 03/22/28(a)	140	126,037
4.33%, 09/21/28(a)	369	360,788
3.88%, 02/08/29(a)	341	326,462
4.02%, 12/03/29(a)	350	333,941
3.15%, 03/22/30(a)	171	154,606
1.68%, 10/30/30	341	277,821
1.75%, 01/20/31	1,000	811,728
2.55%, 03/21/31(a)	377	322,079
2.36%, 03/15/32(a)	695	571,148
5.05%, 05/09/33(a)	55	54,979
4.50%, 08/10/33(a)	300	286,894
4.40%, 11/01/34(a)	257	242,269
4.81%, 03/15/39(a)	104	98,197
2.65%, 11/20/40	287	202,232
3.40%, 03/22/41(a)	429	335,307
2.85%, 09/03/41	112	80,627

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
4.75%, 11/01/41(a)	$511	$484,080
3.85%, 11/01/42	87	71,542
4.86%, 08/21/46(a)	341	320,199
4.00%, 03/22/50(a)	171	138,229
2.88%, 11/20/50(a)	427	278,901
3.55%, 03/22/51(a)	336	249,433
3.88%, 03/01/52(a)	118	92,752
5.50%, 02/23/54(a)	30	30,324
2.99%, 10/30/56	211	134,968
3.00%, 11/20/60(a)	275	171,486
3.70%, 03/22/61(a)	403	294,666

		18,038,710

Electric Utilities — 2.1%
AEP Texas, Inc.
3.95%, 06/01/28	87	83,011
4.70%, 05/15/32	70	66,809
5.25%, 05/15/52	70	65,711
Series H, 3.45%, 01/15/50	100	70,190
AEP Transmission Co. LLC
3.10%, 12/01/26(a)	87	82,756
3.80%, 06/15/49(a)	171	133,047
3.15%, 09/15/49	71	48,805
5.40%, 03/15/53	40	39,817
Series M, 3.65%, 04/01/50	87	65,988
Series N, 2.75%, 08/15/51(a)	71	44,651
Series O, 4.50%, 06/15/52	50	43,669
AES Corp.
1.38%, 01/15/26	171	158,354
5.45%, 06/01/28	60	59,883
2.45%, 01/15/31(a)	87	71,180
Alabama Power Co.
3.75%, 09/01/27	100	96,285
3.94%, 09/01/32(a)	100	92,724
5.85%, 11/15/33	25	26,324
6.13%, 05/15/38(a)	171	182,214
3.75%, 03/01/45	87	68,925
4.30%, 01/02/46(a)	87	74,614
3.45%, 10/01/49(a)	65	48,046
3.13%, 07/15/51(a)	104	71,799
Series 20-A, 1.45%, 09/15/30	51	41,247
Ameren Corp.
5.70%, 12/01/26(a)	50	50,665
1.95%, 03/15/27(a)	133	122,375
5.00%, 01/15/29	50	49,726
3.50%, 01/15/31(a)	171	154,486
Ameren Illinois Co.
3.85%, 09/01/32	90	82,430
4.15%, 03/15/46(a)	87	73,170
3.25%, 03/15/50(a)	53	37,679
5.90%, 12/01/52(a)	50	53,545
American Electric Power Co., Inc.
5.75%, 11/01/27(a)	100	102,298
5.20%, 01/15/29	75	75,176
2.30%, 03/01/30	75	63,808
5.95%, 11/01/32	100	103,946
5.63%, 03/01/33(a)	32	32,488
Series J, 4.30%, 12/01/28(a)	87	84,131
Series N, 1.00%, 11/01/25	87	81,122
Appalachian Power Co.
5.65%, 04/01/34	50	50,462
4.40%, 05/15/44	87	71,700

20

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Appalachian Power Co. (continued)
Series BB, 4.50%, 08/01/32	$100	$93,789
Series Z, 3.70%, 05/01/50	70	49,762
Arizona Public Service Co.
3.15%, 05/15/25	87	84,722
2.60%, 08/15/29(a)	87	77,159
6.35%, 12/15/32(a)	100	106,723
5.55%, 08/01/33	50	50,563
5.05%, 09/01/41(a)	87	80,666
4.50%, 04/01/42(a)	71	61,043
4.20%, 08/15/48	87	69,192
3.50%, 12/01/49(a)	64	45,087
Avista Corp., 4.35%, 06/01/48	104	85,867
Baltimore Gas and Electric Co.
2.40%, 08/15/26(a)	171	161,415
2.25%, 06/15/31	81	68,191
6.35%, 10/01/36	87	94,248
3.50%, 08/15/46	121	90,352
3.20%, 09/15/49	80	55,155
2.90%, 06/15/50(a)	79	51,822
4.55%, 06/01/52(a)	30	26,184
5.40%, 06/01/53(a)	235	233,724
Berkshire Hathaway Energy Co.
4.05%, 04/15/25(a)	341	336,652
3.25%, 04/15/28	87	82,078
3.70%, 07/15/30	87	81,439
1.65%, 05/15/31(a)	146	116,896
6.13%, 04/01/36(a)	337	358,253
5.95%, 05/15/37	171	178,152
5.15%, 11/15/43	87	84,906
4.50%, 02/01/45	71	63,641
3.80%, 07/15/48	87	66,470
4.45%, 01/15/49	87	73,400
4.25%, 10/15/50	71	57,660
2.85%, 05/15/51(a)	71	45,717
4.60%, 05/01/53	71	61,451
Black Hills Corp.
3.95%, 01/15/26(a)	70	68,200
5.95%, 03/15/28(a)	100	103,231
3.05%, 10/15/29(a)	73	65,440
2.50%, 06/15/30(a)	55	46,032
4.35%, 05/01/33	71	64,877
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28(a)	50	50,850
4.95%, 04/01/33	100	99,322
5.15%, 03/01/34(a)	40	40,290
3.55%, 08/01/42	74	58,412
3.95%, 03/01/48(a)	87	71,223
5.30%, 04/01/53	30	29,940
Sereis AJ, 4.85%, 10/01/52	50	46,520
Series AF, 3.35%, 04/01/51	87	63,073
Series AG, 3.00%, 03/01/32(a)	70	60,915
Series AH, 3.60%, 03/01/52	50	37,980
Series AI, 4.45%, 10/01/32	40	38,375
CenterPoint Energy, Inc.
1.45%, 06/01/26(a)	84	77,575
5.25%, 08/10/26(a)	25	25,043
2.65%, 06/01/31	140	118,578
Cleco Corporate Holdings LLC, 3.74%, 05/01/26	87	83,623
CMS Energy Corp.
3.45%, 08/15/27(a)	171	162,396

Security	Par (000)	Value

Electric Utilities (continued)
CMS Energy Corp. (continued)
(5-year CMT + 2.90%), 3.75%, 12/01/50(b)	$100	$81,923
Commonwealth Edison Co.
2.55%, 06/15/26	87	82,679
4.90%, 02/01/33(a)	30	29,739
5.90%, 03/15/36(a)	50	53,180
6.45%, 01/15/38	100	109,980
3.70%, 03/01/45(a)	87	68,610
3.65%, 06/15/46	130	100,066
3.00%, 03/01/50	87	58,163
5.30%, 02/01/53(a)	40	39,373
Series 127, 3.20%, 11/15/49(a)	105	73,346
Series 130, 3.13%, 03/15/51(a)	71	48,276
Series 131, 2.75%, 09/01/51	87	53,900
Series 133, 3.85%, 03/15/52	141	109,557
Connecticut Light and Power Co.
4.65%, 01/01/29(a)	25	24,713
4.90%, 07/01/33(a)	25	24,644
4.30%, 04/15/44	100	86,137
5.25%, 01/15/53(a)	100	99,281
Series A, 3.20%, 03/15/27	87	83,003
Series A, 2.05%, 07/01/31(a)	140	114,516
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28(a)	87	83,967
2.40%, 06/15/31(a)	171	145,500
5.20%, 03/01/33(a)	50	50,858
5.50%, 03/15/34(a)	50	51,651
3.95%, 03/01/43	53	43,930
4.45%, 03/15/44	87	76,520
4.50%, 12/01/45	87	76,315
3.85%, 06/15/46(a)	171	136,293
3.20%, 12/01/51	60	41,272
6.15%, 11/15/52(a)	50	55,138
5.90%, 11/15/53(a)	50	53,363
4.63%, 12/01/54	100	87,425
3.70%, 11/15/59(a)	70	51,437
3.60%, 06/15/61(a)	130	94,738
Series 07-A, 6.30%, 08/15/37(a)	200	216,053
Series 12-A, 4.20%, 03/15/42	71	60,393
Series 20A, 3.35%, 04/01/30(a)	257	236,724
Series 20B, 3.95%, 04/01/50(a)	171	138,836
Series C, 4.30%, 12/01/56	87	71,524
Series C, 4.00%, 11/15/57(a)	130	102,844
Series D, 4.00%, 12/01/28(a)	87	84,678
Series E, 4.65%, 12/01/48	87	77,314
Constellation Energy Generation LLC
3.25%, 06/01/25	500	488,608
5.60%, 03/01/28	50	50,931
5.80%, 03/01/33	50	51,538
6.13%, 01/15/34(a)	25	26,397
6.25%, 10/01/39(a)	123	129,497
5.75%, 10/01/41(a)	87	86,599
6.50%, 10/01/53	100	109,994
5.75%, 03/15/54	50	50,084
Consumers Energy Co.
4.65%, 03/01/28(a)	200	198,778
4.90%, 02/15/29(a)	100	100,320
4.63%, 05/15/33(a)	100	97,338
4.35%, 04/15/49	171	149,342
3.10%, 08/15/50(a)	75	52,859
2.65%, 08/15/52(a)	38	24,015

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Consumers Energy Co. (continued)
4.20%, 09/01/52	$25	$21,071
2.50%, 05/01/60(a)	181	104,342
Dominion Energy South Carolina, Inc.
5.45%, 02/01/41	171	170,098
6.25%, 10/15/53	50	55,971
Series A, 2.30%, 12/01/31(a)	70	57,962
Dominion Energy, Inc.
3.90%, 10/01/25	341	333,487
5.38%, 11/15/32(a)	50	50,284
7.00%, 06/15/38	87	96,031
Series A, 1.45%, 04/15/26	70	64,834
Series A, 4.35%, 08/15/32(a)	50	47,142
Series B, 4.85%, 08/15/52(a)	50	44,701
Series C, 3.38%, 04/01/30(a)	257	233,560
Series C, 2.25%, 08/15/31	82	67,101
Series C, 3.30%, 04/15/41	75	56,210
Series C, 4.90%, 08/01/41	50	45,539
DTE Electric Co.
5.20%, 04/01/33(a)	40	40,534
5.20%, 03/01/34	50	50,229
3.70%, 03/15/45(a)	51	40,648
3.70%, 06/01/46	87	67,811
3.75%, 08/15/47(a)	70	54,745
5.40%, 04/01/53(a)	40	40,335
Series A, 1.90%, 04/01/28	87	78,007
Series A, 3.00%, 03/01/32(a)	61	53,055
Series A, 4.00%, 04/01/43	53	44,346
Series A, 4.05%, 05/15/48	87	71,345
Series B, 3.25%, 04/01/51	71	49,690
Series B, 3.65%, 03/01/52(a)	63	47,684
DTE Energy Co.
4.88%, 06/01/28	200	197,739
5.10%, 03/01/29(a)	75	74,698
Series C, 3.40%, 06/15/29(a)	120	110,035
Series F, 1.05%, 06/01/25	154	146,222
Duke Energy Carolinas LLC
2.45%, 08/15/29	87	76,958
2.45%, 02/01/30	71	62,408
2.55%, 04/15/31(a)	75	64,754
2.85%, 03/15/32(a)	97	83,196
4.95%, 01/15/33(a)	160	159,118
4.85%, 01/15/34	25	24,576
6.10%, 06/01/37	87	91,385
6.05%, 04/15/38	74	78,507
5.30%, 02/15/40	87	85,974
4.25%, 12/15/41	171	147,228
4.00%, 09/30/42	87	72,398
3.70%, 12/01/47	87	65,971
3.95%, 03/15/48	71	56,603
3.45%, 04/15/51	75	54,331
3.55%, 03/15/52	78	56,789
5.35%, 01/15/53(a)	150	147,878
5.40%, 01/15/54	92	91,557
Series A, 6.00%, 12/01/28(a)	87	91,603
Duke Energy Corp.
0.90%, 09/15/25	243	228,019
5.00%, 12/08/25(a)	65	64,798
2.65%, 09/01/26	87	82,149
4.85%, 01/05/27(a)	25	24,897
3.15%, 08/15/27(a)	87	81,873
5.00%, 12/08/27	170	169,787
4.30%, 03/15/28	90	87,927

Security	Par (000)	Value

Electric Utilities (continued)
Duke Energy Corp. (continued)
4.85%, 01/05/29(a)	$25	$24,764
2.45%, 06/01/30	89	76,649
4.50%, 08/15/32(a)	100	94,796
5.75%, 09/15/33(a)	75	77,044
3.30%, 06/15/41	121	90,124
4.80%, 12/15/45	87	77,248
3.75%, 09/01/46	100	75,501
3.95%, 08/15/47	87	67,252
4.20%, 06/15/49	87	69,365
3.50%, 06/15/51	100	70,204
5.00%, 08/15/52	100	90,517
6.10%, 09/15/53(a)	75	79,259
(5-year CMT + 2.32%), 3.25%, 01/15/82(b)	109	96,861
Duke Energy Florida LLC
2.50%, 12/01/29(a)	59	52,307
1.75%, 06/15/30	82	68,118
2.40%, 12/15/31(a)	141	118,270
5.88%, 11/15/33(a)	35	36,981
6.35%, 09/15/37	200	216,054
6.40%, 06/15/38	200	218,664
3.40%, 10/01/46(a)	87	63,751
3.00%, 12/15/51	65	42,649
5.95%, 11/15/52	100	106,209
6.20%, 11/15/53	50	55,124
Duke Energy Indiana LLC
5.25%, 03/01/34(a)	25	25,200
3.75%, 05/15/46	87	68,249
5.40%, 04/01/53(a)	50	49,069
Series WWW, 4.90%, 07/15/43(a)	87	81,140
Duke Energy Ohio, Inc.
5.25%, 04/01/33(a)	35	35,384
3.70%, 06/15/46	87	66,997
5.55%, 03/15/54	25	24,935
Duke Energy Progress LLC
3.70%, 09/01/28	65	62,187
3.45%, 03/15/29	87	81,848
2.00%, 08/15/31(a)	74	60,379
3.40%, 04/01/32	67	59,864
5.25%, 03/15/33(a)	30	30,332
5.10%, 03/15/34	25	24,986
4.10%, 05/15/42	53	44,751
4.10%, 03/15/43	87	72,454
4.38%, 03/30/44	74	63,493
4.15%, 12/01/44	87	72,157
4.20%, 08/15/45	87	72,461
3.70%, 10/15/46	87	66,820
2.50%, 08/15/50(a)	87	52,295
2.90%, 08/15/51(a)	74	47,936
4.00%, 04/01/52	55	43,641
5.35%, 03/15/53	50	48,773
Edison International
4.70%, 08/15/25(a)	340	335,824
4.13%, 03/15/28(a)	171	164,066
5.25%, 11/15/28	25	24,912
6.95%, 11/15/29	45	48,210
El Paso Electric Co., 6.00%, 05/15/35	87	87,280
Emera U.S. Finance LP
3.55%, 06/15/26	185	177,586
2.64%, 06/15/31(a)	155	126,456
4.75%, 06/15/46	62	50,945
Entergy Arkansas LLC
3.50%, 04/01/26	65	63,124

22

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Entergy Arkansas LLC (continued)
5.15%, 01/15/33	$50	$50,132
5.30%, 09/15/33(a)	50	50,454
2.65%, 06/15/51(a)	75	45,629
3.35%, 06/15/52	87	60,401
Entergy Corp.
0.90%, 09/15/25	116	108,732
2.95%, 09/01/26(a)	171	162,436
1.90%, 06/15/28	71	62,655
2.80%, 06/15/30	79	69,032
2.40%, 06/15/31(a)	104	86,229
3.75%, 06/15/50	71	52,034
Entergy Louisiana LLC
1.60%, 12/15/30	82	65,377
4.00%, 03/15/33	87	79,946
5.35%, 03/15/34	225	225,841
4.20%, 09/01/48	87	70,756
4.20%, 04/01/50	171	140,774
4.75%, 09/15/52	50	44,551
5.70%, 03/15/54	125	127,131
Entergy Mississippi LLC
2.85%, 06/01/28	87	79,956
5.00%, 09/01/33	20	19,646
3.85%, 06/01/49	87	67,409
Entergy Texas, Inc.
5.00%, 09/15/52(a)	50	45,670
5.80%, 09/01/53	25	25,809
Evergy Kansas Central, Inc.
2.55%, 07/01/26	62	58,755
5.90%, 11/15/33	25	26,225
4.25%, 12/01/45(a)	171	142,592
3.25%, 09/01/49	87	59,995
3.45%, 04/15/50	87	61,910
5.70%, 03/15/53(a)	20	20,212
Evergy Metro, Inc.
3.65%, 08/15/25	53	51,770
4.95%, 04/15/33(a)	30	29,488
Evergy, Inc., 2.90%, 09/15/29	87	77,709
Eversource Energy
4.75%, 05/15/26	30	29,689
5.00%, 01/01/27	25	24,930
2.90%, 03/01/27	67	62,988
5.45%, 03/01/28(a)	95	96,173
5.95%, 02/01/29	75	77,389
2.55%, 03/15/31(a)	87	72,704
3.38%, 03/01/32(a)	67	58,297
5.13%, 05/15/33	40	39,194
5.50%, 01/01/34(a)	75	75,008
3.45%, 01/15/50(a)	71	49,631
Series M, 3.30%, 01/15/28	257	240,198
Series Q, 0.80%, 08/15/25(a)	140	131,074
Series R, 1.65%, 08/15/30(a)	140	112,553
Series U, 1.40%, 08/15/26	87	79,269
Exelon Corp.
3.95%, 06/15/25	130	127,655
3.40%, 04/15/26	130	125,671
5.15%, 03/15/28	35	35,086
4.05%, 04/15/30(a)	171	161,267
3.35%, 03/15/32	200	176,870
5.30%, 03/15/33(a)	70	70,217
5.45%, 03/15/34	35	35,235
5.10%, 06/15/45	87	80,606
4.70%, 04/15/50	87	76,196

Security	Par (000)	Value

Electric Utilities (continued)
Exelon Corp. (continued)
5.60%, 03/15/53	$100	$99,814
Series WI, 2.75%, 03/15/27(a)	53	49,616
Series WI, 4.10%, 03/15/52	86	68,413
Florida Power & Light Co.
2.85%, 04/01/25(a)	63	61,516
3.13%, 12/01/25	87	84,477
4.45%, 05/15/26(a)	25	24,759
5.05%, 04/01/28	40	40,437
4.40%, 05/15/28(a)	35	34,622
4.63%, 05/15/30(a)	35	34,751
2.45%, 02/03/32(a)	150	126,254
5.10%, 04/01/33(a)	70	70,469
4.80%, 05/15/33(a)	25	24,622
5.95%, 02/01/38(a)	50	53,829
5.69%, 03/01/40(a)	87	91,412
5.25%, 02/01/41(a)	87	86,922
4.13%, 02/01/42	87	75,309
4.05%, 10/01/44(a)	130	111,133
3.70%, 12/01/47	71	55,959
3.95%, 03/01/48(a)	87	71,316
4.13%, 06/01/48	87	73,588
3.99%, 03/01/49(a)	87	71,567
2.88%, 12/04/51(a)	200	131,444
5.30%, 04/01/53(a)	50	50,097
Fortis, Inc./Canada, 3.06%, 10/04/26	171	161,911
Georgia Power Co.
4.65%, 05/16/28(a)	100	99,001
4.70%, 05/15/32(a)	90	87,929
4.95%, 05/17/33(a)	100	98,597
5.25%, 03/15/34(a)	250	252,524
4.30%, 03/15/42(a)	121	105,414
5.13%, 05/15/52(a)	90	87,054
Series A, 3.25%, 03/15/51	100	70,183
Series B, 2.65%, 09/15/29	171	152,409
Series B, 3.70%, 01/30/50(a)	171	131,065
Idaho Power Co.
5.50%, 03/15/53	20	19,839
5.80%, 04/01/54(a)	25	25,605
Indiana Michigan Power Co.
6.05%, 03/15/37(a)	62	64,946
4.25%, 08/15/48(a)	87	71,073
5.63%, 04/01/53	35	35,357
Series K, 4.55%, 03/15/46	54	45,953
Series L, 3.75%, 07/01/47	171	128,844
Interstate Power and Light Co.
4.10%, 09/26/28(a)	75	71,997
5.70%, 10/15/33	25	25,611
3.70%, 09/15/46(a)	87	65,597
3.50%, 09/30/49(a)	78	56,291
IPALCO Enterprises, Inc., 4.25%, 05/01/30	171	159,101
ITC Holdings Corp., 3.25%, 06/30/26(a)	171	163,706
Kentucky Utilities Co.
5.45%, 04/15/33(a)	20	20,427
4.38%, 10/01/45	171	147,012
3.30%, 06/01/50	75	52,553
Louisville Gas and Electric Co., 5.45%, 04/15/33(a)	200	203,963
MidAmerican Energy Co.
3.65%, 04/15/29	87	82,745
5.35%, 01/15/34(a)	25	25,727
4.80%, 09/15/43	87	81,817
3.65%, 08/01/48	87	66,664
4.25%, 07/15/49	107	91,043

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
MidAmerican Energy Co. (continued)
3.15%, 04/15/50(a)	$87	$60,641
2.70%, 08/01/52	75	46,697
5.85%, 09/15/54(a)	100	106,697
Mississippi Power Co.(a)
Series 12-A, 4.25%, 03/15/42	87	74,058
Series B, 3.10%, 07/30/51	87	57,613
National Grid PLC
5.60%, 06/12/28(a)	100	101,865
5.42%, 01/11/34	50	49,648
National Rural Utilities Cooperative Finance Corp.
3.45%, 06/15/25(a)	70	68,510
5.60%, 11/13/26	25	25,329
4.80%, 02/05/27(a)	50	50,035
3.40%, 02/07/28(a)	341	323,431
4.80%, 03/15/28(a)	125	124,855
5.05%, 09/15/28(a)	50	50,276
4.85%, 02/07/29(a)	50	49,957
2.40%, 03/15/30(a)	144	124,739
5.00%, 02/07/31(a)	25	24,822
2.75%, 04/15/32(a)	87	73,824
4.02%, 11/01/32(a)	107	98,702
4.15%, 12/15/32(a)	30	27,845
5.80%, 01/15/33	50	52,022
4.30%, 03/15/49	87	74,163
Nevada Power Co.
6.00%, 03/15/54(a)	50	52,761
Series DD, 2.40%, 05/01/30	71	61,176
Series EE, 3.13%, 08/01/50(a)	71	47,450
Series GG, 5.90%, 05/01/53(a)	50	52,086
NextEra Energy Capital Holdings, Inc.
4.45%, 06/20/25	200	197,565
4.95%, 01/29/26(a)	100	99,519
1.88%, 01/15/27(a)	154	141,016
3.55%, 05/01/27	171	163,124
4.63%, 07/15/27(a)	200	197,211
4.90%, 02/28/28(a)	150	149,529
1.90%, 06/15/28	119	105,400
4.90%, 03/15/29	100	99,581
2.75%, 11/01/29	86	76,799
5.00%, 02/28/30(a)	150	150,515
2.25%, 06/01/30	300	255,441
2.44%, 01/15/32	86	71,072
5.00%, 07/15/32(a)	135	134,234
5.05%, 02/28/33	150	148,613
5.25%, 03/15/34	100	99,779
3.00%, 01/15/52(a)	96	62,017
5.25%, 02/28/53	150	142,846
5.55%, 03/15/54	150	149,001
Northern States Power Co.
2.25%, 04/01/31	55	46,167
3.40%, 08/15/42	70	53,814
4.00%, 08/15/45(a)	85	69,015
2.90%, 03/01/50(a)	79	52,589
3.20%, 04/01/52	80	55,184
4.50%, 06/01/52	69	60,604
5.10%, 05/15/53	40	38,536
5.40%, 03/15/54	45	45,316
NSTAR Electric Co., 4.55%, 06/01/52	79	69,060
Oglethorpe Power Corp.
4.50%, 04/01/47(a)	61	50,746
5.05%, 10/01/48	41	36,875
3.75%, 08/01/50	87	62,856

Security	Par (000)	Value

Electric Utilities (continued)
Oglethorpe Power Corp. (continued)
5.25%, 09/01/50	$60	$55,892
6.20%, 12/01/53(d)	50	52,551
Ohio Power Co.
4.15%, 04/01/48(a)	71	57,269
Series Q, 1.63%, 01/15/31	76	60,626
Series R, 2.90%, 10/01/51	76	48,796
Oklahoma Gas and Electric Co.
3.25%, 04/01/30(a)	171	155,310
5.40%, 01/15/33	100	102,005
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25	100	93,629
3.70%, 11/15/28	62	58,752
2.75%, 05/15/30(a)	171	151,785
4.55%, 09/15/32	75	72,453
5.65%, 11/15/33(a)	55	57,213
5.25%, 09/30/40(a)	87	86,148
5.30%, 06/01/42(a)	75	74,807
3.75%, 04/01/45	87	69,315
3.80%, 06/01/49	171	135,024
3.10%, 09/15/49	86	59,661
2.70%, 11/15/51(a)	74	46,484
4.60%, 06/01/52(a)	200	175,935
4.95%, 09/15/52(a)	50	47,008
Pacific Gas and Electric Co.
4.95%, 06/08/25	100	99,172
3.15%, 01/01/26	341	327,827
2.95%, 03/01/26(a)	100	95,471
5.45%, 06/15/27	100	100,287
2.10%, 08/01/27(a)	102	91,838
3.30%, 12/01/27(a)	345	320,586
3.00%, 06/15/28	109	99,561
3.75%, 07/01/28(a)	171	160,043
6.10%, 01/15/29	30	30,914
4.20%, 03/01/29(a)	130	123,370
5.55%, 05/15/29(a)	75	75,655
4.55%, 07/01/30(a)	341	324,128
2.50%, 02/01/31(a)	257	213,716
4.40%, 03/01/32	137	126,209
5.90%, 06/15/32	100	101,708
6.15%, 01/15/33	115	118,535
6.40%, 06/15/33	40	42,118
6.95%, 03/15/34(a)	90	98,529
5.80%, 05/15/34	75	75,694
4.50%, 07/01/40(a)	141	120,399
3.30%, 08/01/40(a)	154	112,748
4.20%, 06/01/41	78	62,789
4.75%, 02/15/44(a)	87	73,395
4.30%, 03/15/45	74	58,473
3.95%, 12/01/47	150	112,211
4.95%, 07/01/50(a)	304	261,498
3.50%, 08/01/50	155	105,905
5.25%, 03/01/52	200	178,466
6.75%, 01/15/53(a)	135	147,051
6.70%, 04/01/53	135	146,116
PacifiCorp
5.10%, 02/15/29	50	50,359
5.30%, 02/15/31(a)	50	50,143
5.45%, 02/15/34(a)	50	50,161
PacifiCorp
3.50%, 06/15/29(a)	300	279,411
5.25%, 06/15/35(a)	87	85,392
6.35%, 07/15/38(a)	257	272,679

24

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
PacifiCorp. (continued)
6.00%, 01/15/39	$250	$259,513
4.10%, 02/01/42	87	69,659
4.15%, 02/15/50	87	68,402
2.90%, 06/15/52	74	45,358
5.35%, 12/01/53	100	93,030
5.50%, 05/15/54(a)	80	76,967
5.80%, 01/15/55(a)	100	98,587
PECO Energy Co.
4.90%, 06/15/33	54	54,013
3.00%, 09/15/49(a)	69	47,143
3.05%, 03/15/51	63	42,924
2.85%, 09/15/51(a)	82	52,936
4.60%, 05/15/52	100	90,083
4.38%, 08/15/52(a)	50	43,408
Potomac Electric Power Co.
5.20%, 03/15/34	25	25,255
6.50%, 11/15/37(a)	100	111,424
4.15%, 03/15/43	87	74,315
5.50%, 03/15/54(a)	25	25,365
PPL Electric Utilities Corp.
5.00%, 05/15/33(a)	100	99,714
4.85%, 02/15/34(a)	25	24,584
4.75%, 07/15/43	87	81,021
3.00%, 10/01/49(a)	60	41,573
5.25%, 05/15/53	100	98,854
Progress Energy, Inc., 7.75%, 03/01/31(a)	50	56,576
Public Service Co. of Colorado
3.70%, 06/15/28	171	163,523
3.60%, 09/15/42	87	66,792
4.30%, 03/15/44	75	62,598
3.80%, 06/15/47(a)	171	131,157
5.25%, 04/01/53	200	189,884
Series 35, 1.90%, 01/15/31(a)	140	114,724
Series 38, 4.10%, 06/01/32	80	74,508
Public Service Co. of New Hampshire
5.35%, 10/01/33(c)	50	50,988
5.15%, 01/15/53	45	44,005
Public Service Co. of Oklahoma
5.25%, 01/15/33(a)	100	99,323
Series J, 2.20%, 08/15/31(a)	87	71,103
Series K, 3.15%, 08/15/51	70	46,867
Public Service Electric and Gas Co.
3.20%, 05/15/29	87	80,779
2.45%, 01/15/30	71	62,095
1.90%, 08/15/31	141	114,838
4.90%, 12/15/32(a)	100	99,545
4.65%, 03/15/33(a)	35	34,114
5.20%, 03/01/34	50	50,587
3.95%, 05/01/42	50	42,215
3.65%, 09/01/42	50	40,350
3.80%, 03/01/46	214	171,573
3.85%, 05/01/49	87	70,429
3.15%, 01/01/50	71	50,567
3.00%, 03/01/51	71	48,561
5.45%, 08/01/53	100	102,719
5.45%, 03/01/54	50	51,557
Public Service Enterprise Group, Inc.
0.80%, 08/15/25(a)	341	320,442
5.88%, 10/15/28(a)	50	51,482
5.20%, 04/01/29	50	50,038
6.13%, 10/15/33(a)	50	52,486
5.45%, 04/01/34	50	50,092

Security	Par (000)	Value

Electric Utilities (continued)
Puget Energy, Inc.
3.65%, 05/15/25	$87	$84,953
2.38%, 06/15/28(a)	71	63,323
4.10%, 06/15/30(a)	87	79,407
4.22%, 03/15/32	61	55,318
Puget Sound Energy, Inc.
5.80%, 03/15/40(a)	87	88,526
4.22%, 06/15/48(a)	87	71,382
5.45%, 06/01/53	100	99,359
San Diego Gas & Electric Co.
4.95%, 08/15/28(a)	100	100,375
4.15%, 05/15/48	171	142,906
5.35%, 04/01/53(a)	95	93,568
5.55%, 04/15/54(a)	150	152,156
Series VVV, 1.70%, 10/01/30(a)	87	71,512
Series WWW, 2.95%, 08/15/51(a)	100	67,336
Sempra
3.30%, 04/01/25	60	58,701
5.40%, 08/01/26	50	50,145
3.40%, 02/01/28(a)	341	322,197
3.70%, 04/01/29	86	80,402
5.50%, 08/01/33(a)	50	50,134
3.80%, 02/01/38	171	142,163
4.00%, 02/01/48(a)	171	133,378
(5-year CMT + 2.87%), 4.13%, 04/01/52(b)	87	80,261
Sierra Pacific Power Co.
2.60%, 05/01/26(a)	214	203,334
5.90%, 03/15/54(d)	75	77,606
Southern California Edison Co.
5.35%, 03/01/26(a)	50	50,079
4.90%, 06/01/26	30	29,848
4.88%, 02/01/27(a)	50	49,848
5.85%, 11/01/27(a)	50	51,329
5.30%, 03/01/28	200	202,226
5.15%, 06/01/29	50	50,205
2.25%, 06/01/30(a)	171	145,308
5.95%, 11/01/32	40	41,946
6.00%, 01/15/34(a)	257	271,685
5.20%, 06/01/34	50	49,499
5.50%, 03/15/40(a)	50	49,749
4.50%, 09/01/40	171	151,904
4.65%, 10/01/43	62	54,864
4.00%, 04/01/47	171	135,342
3.65%, 02/01/50(a)	71	52,584
3.45%, 02/01/52(a)	70	49,453
5.88%, 12/01/53(a)	40	41,224
5.75%, 04/15/54(a)	50	50,714
Series 08-A, 5.95%, 02/01/38	87	89,807
Series B, 4.88%, 03/01/49	87	77,734
Series C, 4.20%, 06/01/25(a)	59	58,194
Series C, 3.60%, 02/01/45	87	65,133
Series C, 4.13%, 03/01/48	100	80,720
Series D, 4.70%, 06/01/27(a)	65	64,286
Series E, 3.70%, 08/01/25	341	333,522
Series E, 5.45%, 06/01/52	100	97,767
Series G, 2.50%, 06/01/31(a)	166	140,090
Series H, 3.65%, 06/01/51	76	56,103
Southern Co.
5.15%, 10/06/25(a)	100	99,831
3.25%, 07/01/26(a)	387	371,914
4.85%, 06/15/28	60	59,683
5.50%, 03/15/29	75	76,426
5.20%, 06/15/33	60	59,953

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Southern Co. (continued)
5.70%, 03/15/34	$75	$77,351
4.40%, 07/01/46(a)	130	111,965
Series B, (5-year CMT + 3.73%), 4.00%, 01/15/51(b)	171	164,393
Southern Power Co.
5.25%, 07/15/43	87	81,944
Series F, 4.95%, 12/15/46(a)	171	151,751
Southwestern Electric Power Co.
5.30%, 04/01/33(a)	25	24,698
3.25%, 11/01/51(a)	71	47,133
Series L, 3.85%, 02/01/48	100	73,539
Series M, 4.10%, 09/15/28(a)	171	163,965
Southwestern Public Service Co.
3.70%, 08/15/47	87	62,486
3.75%, 06/15/49(a)	71	52,340
Series 8, 3.15%, 05/01/50	71	46,584
Tampa Electric Co.(a)
4.90%, 03/01/29	35	35,028
4.10%, 06/15/42	87	72,755
4.30%, 06/15/48	71	59,353
4.45%, 06/15/49	64	54,812
3.63%, 06/15/50	80	59,063
5.00%, 07/15/52	35	32,272
Toledo Edison Co., 6.15%, 05/15/37(a)	74	78,326
Tucson Electric Power Co.(a)
3.25%, 05/15/32	87	75,839
4.85%, 12/01/48	87	77,538
5.50%, 04/15/53	100	98,863
Union Electric Co.
2.95%, 06/15/27(a)	171	160,998
2.15%, 03/15/32(a)	171	138,699
5.20%, 04/01/34(c)	50	50,082
4.00%, 04/01/48	171	137,095
3.25%, 10/01/49(a)	87	60,882
5.45%, 03/15/53(a)	100	99,031
5.25%, 01/15/54	50	48,049
Virginia Electric and Power Co.
2.30%, 11/15/31(a)	87	72,304
2.40%, 03/30/32(a)	70	58,039
5.00%, 04/01/33(a)	45	44,393
5.30%, 08/15/33(a)	50	50,185
5.00%, 01/15/34	25	24,547
8.88%, 11/15/38(a)	200	267,786
4.00%, 01/15/43	87	72,076
4.45%, 02/15/44	112	97,772
4.60%, 12/01/48	81	71,011
3.30%, 12/01/49(a)	71	50,187
2.95%, 11/15/51	87	56,304
5.45%, 04/01/53	100	98,943
5.70%, 08/15/53(a)	50	51,421
5.35%, 01/15/54	25	24,505
Series A, 3.15%, 01/15/26	97	93,670
Series A, 3.50%, 03/15/27	130	124,886
Series A, 3.80%, 04/01/28	87	83,520
Series A, 2.88%, 07/15/29	60	54,440
Series A, 6.00%, 05/15/37	87	91,270
Series B, 3.75%, 05/15/27(a)	78	75,244
Series B, 6.00%, 01/15/36	171	180,614
Series B, 3.80%, 09/15/47(a)	87	67,291
Series C, 4.00%, 11/15/46	75	60,350
Series C, 4.63%, 05/15/52	61	53,198

Security	Par (000)	Value

Electric Utilities (continued)
Virginia Electric and Power Co. (continued)
Series D, 4.65%, 08/15/43(a)	$87	$78,184
WEC Energy Group, Inc.
4.75%, 01/09/26(a)	120	118,892
5.60%, 09/12/26(a)	25	25,289
5.15%, 10/01/27	100	100,175
4.75%, 01/15/28(a)	100	99,293
Wisconsin Electric Power Co.(a)
1.70%, 06/15/28	86	76,162
4.75%, 09/30/32	80	78,784
Wisconsin Power and Light Co.
3.00%, 07/01/29(a)	171	156,917
1.95%, 09/16/31	66	53,176
3.95%, 09/01/32(a)	100	92,750
Wisconsin Public Service Corp.
5.35%, 11/10/25(a)	150	150,501
3.30%, 09/01/49(a)	109	77,097
2.85%, 12/01/51	82	52,397
Xcel Energy, Inc.
3.30%, 06/01/25(a)	74	72,021
3.35%, 12/01/26(a)	87	82,604
1.75%, 03/15/27	87	78,329
4.00%, 06/15/28	171	162,986
2.60%, 12/01/29	70	60,975
2.35%, 11/15/31	71	57,168
4.60%, 06/01/32	83	78,050
5.45%, 08/15/33	100	99,391
5.50%, 03/15/34	75	74,579
3.50%, 12/01/49	70	48,513

		58,322,260

Electrical Equipment — 0.0%
Eaton Corp.(a)
3.10%, 09/15/27	118	111,877
4.15%, 03/15/33	100	94,859
4.15%, 11/02/42	87	76,298
4.70%, 08/23/52	60	56,024
Emerson Electric Co.
2.00%, 12/21/28(a)	87	77,255
2.20%, 12/21/31(a)	75	62,740
2.75%, 10/15/50	171	110,621
2.80%, 12/21/51(a)	58	37,983
Regal Rexnord Corp.(d)
6.05%, 04/15/28	20	20,275
6.30%, 02/15/30	200	204,742
6.40%, 04/15/33(a)	100	103,713

		956,387

Electronic Equipment, Instruments & Components — 0.2%
Allegion U.S. Holding Co., Inc., 5.41%, 07/01/32(a)	40	40,087
Amphenol Corp.
2.80%, 02/15/30(a)	171	153,009
2.20%, 09/15/31	82	67,867
Arrow Electronics, Inc.
4.00%, 04/01/25	87	85,529
2.95%, 02/15/32(a)	71	59,595
Avnet, Inc.
6.25%, 03/15/28	40	40,974
3.00%, 05/15/31	87	72,044
5.50%, 06/01/32(a)	70	67,711
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	140	130,001
4.25%, 04/01/28(a)	71	67,958

26

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronic Equipment, Instruments & Components (continued)
CDW LLC/CDW Finance Corp. (continued)
3.25%, 02/15/29(a)	$79	$71,527
3.57%, 12/01/31(a)	140	123,079
Corning, Inc.
4.75%, 03/15/42	50	45,048
5.35%, 11/15/48(a)	50	48,438
3.90%, 11/15/49(a)	87	68,458
4.38%, 11/15/57(a)	130	107,648
5.85%, 11/15/68	100	99,427
5.45%, 11/15/79(a)	87	82,380
Flex Ltd.
6.00%, 01/15/28	200	203,437
4.88%, 06/15/29(a)	87	85,287
Fortive Corp., 3.15%, 06/15/26	87	83,218
Honeywell International, Inc.
1.35%, 06/01/25	233	223,286
1.10%, 03/01/27(a)	171	154,509
4.95%, 02/15/28(a)	100	101,132
4.25%, 01/15/29	40	39,338
2.70%, 08/15/29(a)	257	233,041
4.88%, 09/01/29	75	75,498
1.95%, 06/01/30(a)	171	145,675
1.75%, 09/01/31	171	138,787
4.95%, 09/01/31	75	75,543
5.00%, 02/15/33	100	101,125
4.50%, 01/15/34	140	136,115
5.00%, 03/01/35(a)	75	75,282
3.81%, 11/21/47(a)	87	70,424
2.80%, 06/01/50(a)	76	52,678
5.25%, 03/01/54	175	176,578
5.35%, 03/01/64	75	75,990
Jabil, Inc.
1.70%, 04/15/26	146	135,523
4.25%, 05/15/27	80	77,529
3.00%, 01/15/31	200	171,217
Keysight Technologies, Inc., 3.00%, 10/30/29	140	124,721
TD SYNNEX Corp.(a)
1.75%, 08/09/26	171	156,323
2.65%, 08/09/31	87	70,105
Teledyne Technologies, Inc., 2.75%, 04/01/31(a)	171	146,479
Trimble, Inc., 6.10%, 03/15/33(a)	100	104,469
Tyco Electronics Group SA(a)
4.50%, 02/13/26	50	49,449
2.50%, 02/04/32	60	51,078
Vontier Corp., 1.80%, 04/01/26	104	96,514

		4,861,130

Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	74	72,920
Baker Hughes Holdings LLC/Baker Hughes Co.- Obligor, Inc.
2.06%, 12/15/26	119	109,977
3.34%, 12/15/27	79	74,726
3.14%, 11/07/29	82	75,306
4.08%, 12/15/47	257	212,144
Halliburton Co.
3.80%, 11/15/25	165	161,280
4.85%, 11/15/35(a)	171	166,308
7.45%, 09/15/39	200	241,754
4.50%, 11/15/41	50	44,554
4.75%, 08/01/43	214	196,538

Security	Par (000)	Value

Energy Equipment & Services (continued)
Halliburton Co. (continued)
5.00%, 11/15/45(a)	$200	$187,771
NOV, Inc.(a)
3.60%, 12/01/29	171	157,250
3.95%, 12/01/42	53	40,418
Schlumberger Investment SA
4.50%, 05/15/28	40	39,803
4.85%, 05/15/33(a)	40	40,031

		1,820,780

Environmental, Maintenance & Security Service — 0.1%
Nature Conservancy, Series A, 3.96%, 03/01/52(a)	75	63,435
Republic Services, Inc.
2.90%, 07/01/26	85	81,440
3.95%, 05/15/28	300	290,096
4.88%, 04/01/29(a)	50	50,078
1.45%, 02/15/31(a)	153	121,823
1.75%, 02/15/32(a)	171	135,269
2.38%, 03/15/33(a)	257	207,938
5.00%, 12/15/33(a)	40	39,727
Waste Connections, Inc.
2.60%, 02/01/30(a)	150	132,493
2.20%, 01/15/32	171	140,032
3.20%, 06/01/32(a)	73	64,355
4.20%, 01/15/33(a)	100	93,992
5.00%, 03/01/34(a)	50	49,518
Waste Management, Inc.
0.75%, 11/15/25(a)	171	159,588
3.15%, 11/15/27(a)	171	162,086
4.88%, 02/15/29(a)	75	75,702
2.00%, 06/01/29(a)	86	75,449
4.63%, 02/15/30	100	99,526
1.50%, 03/15/31(a)	171	137,579
4.63%, 02/15/33(a)	100	97,887
4.88%, 02/15/34(a)	75	74,487
2.95%, 06/01/41	100	74,772
4.15%, 07/15/49	87	74,536

		2,501,808

Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.50%, 07/15/25(a)	345	348,326
1.75%, 01/30/26	345	322,130
2.45%, 10/29/26	500	464,366
3.65%, 07/21/27	345	326,274
5.75%, 06/06/28(a)	150	152,002
3.00%, 10/29/28	427	386,358
3.30%, 01/30/32	400	343,063
3.40%, 10/29/33(a)	195	164,260
3.85%, 10/29/41(a)	150	118,808
Air Lease Corp.
3.38%, 07/01/25(a)	171	166,641
2.88%, 01/15/26(a)	171	163,520
1.88%, 08/15/26(a)	55	50,708
3.63%, 12/01/27(a)	70	66,033
5.30%, 02/01/28(a)	200	200,108
2.10%, 09/01/28(a)	87	76,139
5.10%, 03/01/29	50	49,668
3.25%, 10/01/29(a)	87	78,682
3.00%, 02/01/30	71	62,759

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Financial Services (continued)
Air Lease Corp. (continued)
2.88%, 01/15/32	$200	$168,410
Aircastle Ltd., 4.25%, 06/15/26(a)	87	84,503
Andrew W Mellon Foundation, Series 2020, 0.95%, 08/01/27(a)	83	73,633
Apollo Global Management, Inc., 6.38%, 11/15/33	25	26,892
Cboe Global Markets, Inc., 3.00%, 03/16/32(a)	121	105,589
CME Group, Inc.
2.65%, 03/15/32	69	59,573
5.30%, 09/15/43(a)	171	174,525
4.15%, 06/15/48(a)	70	61,191
Corp. Andina de Fomento, 5.00%, 01/24/29	300	299,157
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	300	281,878
Hercules Capital, Inc., 3.38%, 01/20/27(a)	70	64,284
Intercontinental Exchange, Inc.
3.65%, 05/23/25	82	80,457
3.75%, 12/01/25(a)	192	187,420
3.10%, 09/15/27(a)	100	94,067
4.00%, 09/15/27	150	145,333
3.75%, 09/21/28(a)	200	191,548
2.10%, 06/15/30(a)	133	112,582
1.85%, 09/15/32	158	123,204
4.60%, 03/15/33(a)	137	132,558
2.65%, 09/15/40(a)	171	123,019
4.25%, 09/21/48(a)	87	74,165
3.00%, 06/15/50(a)	76	50,972
4.95%, 06/15/52	114	108,088
3.00%, 09/15/60	145	91,135
5.20%, 06/15/62	130	127,258
ORIX Corp.
5.00%, 09/13/27	100	99,959
2.25%, 03/09/31(a)	87	73,520
4.00%, 04/13/32	67	62,552
5.20%, 09/13/32(a)	100	102,093
Radian Group, Inc.
4.88%, 03/15/27(a)	50	48,810
6.20%, 05/15/29	50	50,742
Voya Financial, Inc.
3.65%, 06/15/26	62	59,711
5.70%, 07/15/43	87	85,184

		7,163,857

Food Products — 0.2%
Archer-Daniels-Midland Co.
2.50%, 08/11/26(a)	300	283,584
2.90%, 03/01/32(a)	67	57,709
4.50%, 08/15/33	100	96,769
4.54%, 03/26/42(a)	37	33,497
4.02%, 04/16/43	66	54,428
3.75%, 09/15/47	171	132,293
Bunge Ltd. Finance Corp.
3.75%, 09/25/27	171	164,108
2.75%, 05/14/31	121	104,204
Conagra Brands, Inc.
4.60%, 11/01/25	171	168,822
5.30%, 10/01/26	50	50,080
1.38%, 11/01/27	77	67,375
5.30%, 11/01/38(a)	171	162,828
5.40%, 11/01/48(a)	87	81,671
Flowers Foods, Inc., 2.40%, 03/15/31(a)	60	50,280
Hershey Co.
2.45%, 11/15/29	87	77,768

Security	Par (000)	Value

Food Products (continued)
Hershey Co. (continued)
3.13%, 11/15/49(a)	$87	$63,132
Hormel Foods Corp.
4.80%, 03/30/27	45	44,954
1.70%, 06/03/28(a)	223	197,608
3.05%, 06/03/51(a)	87	59,419
J M Smucker Co.
5.90%, 11/15/28(a)	75	77,769
6.20%, 11/15/33	75	80,001
4.25%, 03/15/35	87	79,480
6.50%, 11/15/43(a)	40	43,398
4.38%, 03/15/45(a)	87	74,687
3.55%, 03/15/50(a)	70	49,550
6.50%, 11/15/53(a)	125	138,811
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL(a)(d)
6.75%, 03/15/34	50	52,536
7.25%, 11/15/53	50	53,739
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.13%, 02/01/28	100	98,476
5.50%, 01/15/30(a)	500	492,758
3.00%, 05/15/32	250	203,890
5.75%, 04/01/33	200	197,034
4.38%, 02/02/52	100	72,620
6.50%, 12/01/52	250	247,025
Mondelez International, Inc.
1.50%, 05/04/25	62	59,446
2.63%, 03/17/27(a)	341	319,348
4.75%, 02/20/29(a)	50	49,648
2.75%, 04/13/30(a)	160	142,312
1.50%, 02/04/31	100	79,841
1.88%, 10/15/32(a)	87	69,216
2.63%, 09/04/50(a)	70	44,054
Pilgrim’s Pride Corp.
4.25%, 04/15/31(a)	100	90,144
3.50%, 03/01/32	150	127,128
6.25%, 07/01/33(a)	125	127,736
Tyson Foods, Inc.
3.55%, 06/02/27(a)	171	163,089
5.40%, 03/15/29	50	50,447
5.70%, 03/15/34	50	50,659
4.88%, 08/15/34(a)	70	67,191
5.15%, 08/15/44(a)	87	79,694
4.55%, 06/02/47	87	71,914
5.10%, 09/28/48	150	135,099

		5,639,269

Gas Utilities — 0.1%
Atmos Energy Corp.
2.63%, 09/15/29(a)	74	66,205
1.50%, 01/15/31	171	137,236
5.90%, 11/15/33	50	53,040
4.15%, 01/15/43	74	64,837
4.30%, 10/01/48(a)	87	75,735
4.13%, 03/15/49	107	89,165
3.38%, 09/15/49	110	80,061
5.75%, 10/15/52	50	52,976
CenterPoint Energy Resources Corp.
5.25%, 03/01/28(a)	140	141,415
1.75%, 10/01/30(a)	91	74,730
4.40%, 07/01/32	100	95,132
5.40%, 03/01/33(a)	100	101,615

28

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas Utilities (continued)
CenterPoint Energy Resources Corp. (continued)
5.85%, 01/15/41(a)	$87	$90,626
National Fuel Gas Co.
5.50%, 10/01/26	20	20,004
2.95%, 03/01/31(a)	87	73,159
NiSource, Inc.
0.95%, 08/15/25	149	140,217
3.49%, 05/15/27	171	163,105
1.70%, 02/15/31	79	63,099
5.35%, 04/01/34	50	49,729
5.95%, 06/15/41(a)	56	57,708
5.25%, 02/15/43	75	70,906
4.80%, 02/15/44	87	77,825
5.65%, 02/01/45	87	86,189
4.38%, 05/15/47(a)	87	72,894
3.95%, 03/30/48(a)	87	68,085
5.00%, 06/15/52(a)	50	46,220
ONE Gas, Inc., 4.66%, 02/01/44(a)	87	78,983
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31	87	73,374
5.40%, 06/15/33	40	40,337
3.35%, 06/01/50	71	47,962
5.05%, 05/15/52	100	91,255
Southern California Gas Co.
2.95%, 04/15/27	110	103,780
5.20%, 06/01/33(a)	40	40,041
6.35%, 11/15/52(a)	20	22,009
5.75%, 06/01/53	40	40,667
5.60%, 04/01/54	25	25,016
Series TT, 2.60%, 06/15/26(a)	214	202,898
Series UU, 4.13%, 06/01/48	87	70,844
Series VV, 4.30%, 01/15/49(a)	200	165,402
Series XX, 2.55%, 02/01/30(a)	171	149,903
Southern Co. Gas Capital Corp.
5.75%, 09/15/33(a)	50	51,758
3.95%, 10/01/46	130	100,807
4.40%, 05/30/47	100	83,154
Series 20-A, 1.75%, 01/15/31(a)	87	70,800
Southwest Gas Corp.
5.80%, 12/01/27(a)	100	102,337
2.20%, 06/15/30(a)	171	144,050
4.05%, 03/15/32	75	68,687
Washington Gas Light Co., 3.65%, 09/15/49(a)	87	64,643

		3,950,620

Ground Transportation — 0.4%
BNSF Funding Trust I, (3-mo. LIBOR US + 2.35%),
6.61%, 12/15/55(b)	250	247,988
Burlington Northern Santa Fe LLC
3.65%, 09/01/25(a)	130	127,294
7.00%, 12/15/25(a)	87	89,719
3.25%, 06/15/27	300	286,496
5.40%, 06/01/41(a)	50	50,885
4.40%, 03/15/42	53	47,743
4.38%, 09/01/42(a)	87	77,872
4.45%, 03/15/43	70	62,968
5.15%, 09/01/43	87	85,693
4.90%, 04/01/44	87	82,684
4.55%, 09/01/44	87	79,000
4.15%, 04/01/45	87	74,254
4.70%, 09/01/45	87	80,489
3.90%, 08/01/46(a)	141	115,472

Security	Par (000)	Value

Ground Transportation (continued)
Burlington Northern Santa Fe LLC (continued)
4.13%, 06/15/47(a)	$87	$73,567
4.05%, 06/15/48	60	49,978
4.15%, 12/15/48	87	73,933
3.05%, 02/15/51	71	48,735
3.30%, 09/15/51(a)	171	122,946
4.45%, 01/15/53(a)	200	177,257
5.20%, 04/15/54(a)	120	118,947
Canadian National Railway Co.
2.75%, 03/01/26(a)	97	93,199
3.85%, 08/05/32(a)	100	92,918
3.20%, 08/02/46(a)	140	104,806
3.65%, 02/03/48(a)	57	45,966
2.45%, 05/01/50(a)	81	50,740
4.40%, 08/05/52	80	71,443
Canadian Pacific Railway Co.
1.75%, 12/02/26(a)	72	66,133
2.88%, 11/15/29	63	56,480
7.13%, 10/15/31(a)	87	97,672
2.45%, 12/02/31(a)	119	106,789
4.80%, 09/15/35	87	84,208
3.00%, 12/02/41(a)	73	62,303
4.80%, 08/01/45	191	177,668
4.70%, 05/01/48	87	77,634
3.50%, 05/01/50	87	65,151
3.10%, 12/02/51(a)	103	71,075
4.20%, 11/15/69(a)	78	61,628
6.13%, 09/15/2115	87	91,765
CSX Corp.
3.35%, 11/01/25	87	84,587
3.25%, 06/01/27(a)	341	324,697
3.80%, 03/01/28	227	219,583
2.40%, 02/15/30(a)	87	76,062
4.10%, 11/15/32	50	47,102
5.20%, 11/15/33(a)	100	101,679
6.22%, 04/30/40(a)	100	109,104
4.75%, 05/30/42(a)	189	175,965
4.30%, 03/01/48	130	112,309
3.35%, 09/15/49	75	53,980
3.80%, 04/15/50	96	74,967
3.95%, 05/01/50(a)	79	63,489
2.50%, 05/15/51(a)	75	45,939
4.50%, 11/15/52(a)	50	44,214
4.50%, 08/01/54(a)	87	76,359
4.65%, 03/01/68	137	119,030
JB Hunt Transport Services, Inc., 3.88%, 03/01/26(a)	171	167,154
Norfolk Southern Corp.
3.15%, 06/01/27(a)	153	144,666
2.55%, 11/01/29	58	51,225
5.05%, 08/01/30(a)	175	175,523
3.00%, 03/15/32(a)	81	70,347
4.45%, 03/01/33(a)	150	143,900
5.55%, 03/15/34(a)	50	52,019
3.95%, 10/01/42	74	61,115
4.45%, 06/15/45	87	75,852
3.94%, 11/01/47(a)	80	63,747
4.15%, 02/28/48	87	72,183
3.40%, 11/01/49	59	43,248
3.05%, 05/15/50	105	71,016
2.90%, 08/25/51	74	48,156
3.70%, 03/15/53(a)	58	43,575

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ground Transportation (continued)
Norfolk Southern Corp. (continued)
4.55%, 06/01/53(a)	$40	$34,912
5.35%, 08/01/54(a)	140	138,982
3.16%, 05/15/55	171	113,394
5.95%, 03/15/64	75	80,098
4.10%, 05/15/2121(a)	50	36,463
Ryder System, Inc.
1.75%, 09/01/26	86	79,251
2.85%, 03/01/27	57	53,431
5.30%, 03/15/27(a)	40	40,278
4.30%, 06/15/27(a)	60	58,454
5.65%, 03/01/28(a)	50	50,957
5.25%, 06/01/28	40	40,183
6.30%, 12/01/28(a)	50	52,333
5.38%, 03/15/29(a)	50	50,415
6.60%, 12/01/33	45	48,809
Union Pacific Corp.
3.25%, 08/15/25	87	84,845
4.75%, 02/21/26(a)	200	199,711
2.75%, 03/01/26(a)	171	164,160
2.15%, 02/05/27	57	53,000
3.95%, 09/10/28(a)	171	166,694
3.70%, 03/01/29(a)	171	163,582
2.38%, 05/20/31	221	188,730
2.80%, 02/14/32(a)	64	55,550
4.50%, 01/20/33(a)	100	97,419
3.38%, 02/01/35	87	75,163
3.60%, 09/15/37	214	184,780
3.20%, 05/20/41	75	58,440
3.38%, 02/14/42(a)	82	65,063
4.05%, 11/15/45	87	71,597
4.05%, 03/01/46	74	61,521
4.50%, 09/10/48	87	77,077
3.25%, 02/05/50	189	137,748
3.80%, 10/01/51	87	69,424
2.95%, 03/10/52(a)	59	39,672
3.50%, 02/14/53	89	66,761
4.95%, 05/15/53	200	193,359
3.95%, 08/15/59	135	104,687
3.84%, 03/20/60	249	191,183
3.55%, 05/20/61	100	71,769
3.80%, 04/06/71	141	104,714
3.85%, 02/14/72(a)	69	51,445

		10,340,344

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories
3.88%, 09/15/25	45	44,364
3.75%, 11/30/26(a)	243	237,472
1.15%, 01/30/28(a)	92	81,293
1.40%, 06/30/30(a)	79	65,839
4.75%, 11/30/36(a)	384	380,848
5.30%, 05/27/40	87	89,828
4.75%, 04/15/43	87	83,752
4.90%, 11/30/46(a)	250	244,039
Agilent Technologies, Inc.(a)
2.75%, 09/15/29	111	99,772
2.30%, 03/12/31	118	99,108
Baxter International, Inc.
2.60%, 08/15/26	127	119,538
2.27%, 12/01/28	309	272,203
3.95%, 04/01/30(a)	87	81,433

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
Baxter International, Inc. (continued)
3.50%, 08/15/46(a)	$87	$63,199
3.13%, 12/01/51(a)	79	51,738
Becton Dickinson & Co.
3.70%, 06/06/27	279	268,047
4.69%, 02/13/28(a)	95	94,034
2.82%, 05/20/30(a)	82	72,356
1.96%, 02/11/31	185	151,803
4.30%, 08/22/32	80	75,911
4.69%, 12/15/44(a)	107	96,891
4.67%, 06/06/47	87	77,961
3.79%, 05/20/50(a)	37	29,020
Boston Scientific Corp.
2.65%, 06/01/30(a)	171	150,608
4.55%, 03/01/39(a)	130	121,627
4.70%, 03/01/49	93	86,104
Danaher Corp.
3.35%, 09/15/25(a)	75	73,354
4.38%, 09/15/45(a)	75	67,005
2.60%, 10/01/50	87	55,142
2.80%, 12/10/51	140	92,201
DH Europe Finance II SARL(a)
2.60%, 11/15/29	79	70,717
3.25%, 11/15/39	71	57,346
3.40%, 11/15/49	117	87,629
GE HealthCare Technologies, Inc.
5.60%, 11/15/25	150	150,505
5.65%, 11/15/27(a)	200	203,657
5.91%, 11/22/32(a)	200	209,974
6.38%, 11/22/52	100	112,858
Koninklijke Philips NV, 5.00%, 03/15/42	87	79,546
Medtronic Global Holdings SCA(a)
4.25%, 03/30/28	185	181,746
4.50%, 03/30/33	70	67,926
Medtronic, Inc., 4.38%, 03/15/35(a)	362	346,150
Revvity, Inc.(a)
1.90%, 09/15/28	90	78,375
2.25%, 09/15/31	219	179,651
Solventum Corp.(d)
5.45%, 02/25/27	65	65,225
5.40%, 03/01/29(a)	105	105,212
5.45%, 03/13/31	125	124,677
5.60%, 03/23/34	125	125,409
5.90%, 04/30/54(a)	125	124,692
6.00%, 05/15/64	125	123,907
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31	216	184,316
Stryker Corp.
3.38%, 11/01/25	100	97,111
3.50%, 03/15/26(a)	87	84,360
4.85%, 12/08/28	50	50,017
4.63%, 03/15/46(a)	214	195,631
2.90%, 06/15/50(a)	87	59,990
Thermo Fisher Scientific, Inc.
4.95%, 08/10/26(a)	100	100,176
5.00%, 12/05/26(a)	50	50,207
4.80%, 11/21/27(a)	65	65,060
1.75%, 10/15/28(a)	67	59,127
5.00%, 01/31/29(a)	100	100,948
2.60%, 10/01/29(a)	168	150,746
4.98%, 08/10/30	65	65,465
2.00%, 10/15/31(a)	87	71,674
4.95%, 11/21/32(a)	95	95,409

30

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
Thermo Fisher Scientific, Inc. (continued)
5.09%, 08/10/33	$80	$80,879
5.20%, 01/31/34(a)	50	50,992
2.80%, 10/15/41(a)	243	177,730
5.40%, 08/10/43(a)	40	40,903
4.10%, 08/15/47(a)	87	73,964
Zimmer Biomet Holdings, Inc.
5.35%, 12/01/28	50	50,719
2.60%, 11/24/31(a)	189	159,055
4.45%, 08/15/45	87	78,157

		8,164,328

Health Care Providers & Services — 0.8%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51(a)	73	48,602
Adventist Health System, 3.63%, 03/01/49(a)	70	51,405
Advocate Health & Hospitals Corp.
4.27%, 08/15/48	80	70,666
3.39%, 10/15/49(a)	79	59,450
Aetna, Inc.
6.75%, 12/15/37(a)	225	250,351
4.50%, 05/15/42(a)	87	75,272
4.75%, 03/15/44	76	67,275
AHS Hospital Corp., Series 2021, 2.78%, 07/01/51(a)	82	53,883
Allina Health System, Series 2021, 2.90%, 11/15/51(a)	70	46,512
Ascension Health
3.95%, 11/15/46	157	133,431
Series B, 2.53%, 11/15/29(a)	53	47,258
Series B, 3.11%, 11/15/39(a)	52	41,270
Banner Health(a)
2.91%, 01/01/42	76	55,889
2.91%, 01/01/51	78	52,634
Series 2020, 3.18%, 01/01/50	63	45,632
Baptist Healthcare System Obligated Group,
Series 20B, 3.54%, 08/15/50(a)	65	48,608
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	72	59,029
Baylor Scott & White Holdings
Series 2021, 1.78%, 11/15/30	63	51,515
Series 2021, 2.84%, 11/15/50(a)	203	138,087
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51(a)	86	55,604
Bon Secours Mercy Health, Inc.(a)
3.46%, 06/01/30	70	64,767
Series 2018, 4.30%, 07/01/28	64	62,341
Series 20-2, 3.21%, 06/01/50	60	42,410
Cardinal Health, Inc.
3.75%, 09/15/25(a)	87	84,988
5.13%, 02/15/29(a)	25	25,049
4.60%, 03/15/43(a)	50	43,601
4.90%, 09/15/45	200	179,559
4.37%, 06/15/47	87	73,373
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	80	57,433
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31(a)	70	58,546
Cencora, Inc.
3.45%, 12/15/27	130	123,547
2.80%, 05/15/30	71	62,687
2.70%, 03/15/31(a)	87	74,665

Security	Par (000)	Value

Health Care Providers & Services (continued)
Cencora, Inc. (continued)
4.25%, 03/01/45	$87	$76,949
Centene Corp.
2.45%, 07/15/28	450	399,021
4.63%, 12/15/29(a)	700	664,565
3.00%, 10/15/30	200	171,479
2.50%, 03/01/31	350	287,883
Children’s Health System of Texas, 2.51%, 08/15/50	71	44,604
Children’s Hospital Corp., Series 2017, 4.12%, 01/01/47(a)	70	60,409
Children’s Hospital of Philadelphia, Series 2020, 2.70%, 07/01/50(a)	51	33,521
CHRISTUS Health, Series C, 4.34%, 07/01/28	55	53,900
CommonSpirit Health
1.55%, 10/01/25	64	60,167
3.35%, 10/01/29	194	177,917
2.78%, 10/01/30	78	67,655
5.32%, 12/01/34	145	145,245
4.19%, 10/01/49	171	142,173
6.46%, 11/01/52(a)	69	79,293
5.55%, 12/01/54	100	101,186
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/50(a)	75	51,162
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49(a)	85	65,360
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	46	33,455
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48(a)	74	59,214
Dignity Health, 5.27%, 11/01/64(a)	74	69,905
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	61	50,954
Elevance Health, Inc.
5.35%, 10/15/25(a)	40	40,021
1.50%, 03/15/26(a)	170	158,345
3.65%, 12/01/27	171	163,591
2.25%, 05/15/30	136	116,309
2.55%, 03/15/31(a)	121	103,375
4.10%, 05/15/32	61	57,116
5.50%, 10/15/32(a)	100	102,535
4.75%, 02/15/33(a)	120	117,106
4.63%, 05/15/42	150	136,254
5.10%, 01/15/44	155	147,146
4.65%, 08/15/44	62	55,864
4.38%, 12/01/47	171	146,880
4.55%, 03/01/48	80	70,323
3.70%, 09/15/49(a)	150	114,873
3.13%, 05/15/50(a)	146	101,596
3.60%, 03/15/51(a)	170	127,379
4.55%, 05/15/52(a)	61	53,384
5.13%, 02/15/53	150	143,751
Hackensack Meridian Health, Inc.
Series 2020, 2.68%, 09/01/41	69	49,434
Series 2020, 2.88%, 09/01/50(a)	136	91,419
Hartford HealthCare Corp., 3.45%, 07/01/54	62	45,348
HCA, Inc.
5.25%, 04/15/25	171	170,286
5.25%, 06/15/26(a)	171	170,501
5.38%, 09/01/26	200	199,953
4.50%, 02/15/27	500	490,232
3.13%, 03/15/27	78	73,768

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
HCA, Inc. (continued)
5.20%, 06/01/28	$40	$40,113
5.63%, 09/01/28(a)	250	253,107
5.88%, 02/01/29	250	255,610
4.13%, 06/15/29	130	123,115
3.50%, 09/01/30(a)	200	180,871
5.45%, 04/01/31(a)	25	25,130
2.38%, 07/15/31	171	140,617
3.63%, 03/15/32	300	265,571
5.50%, 06/01/33	80	80,288
5.60%, 04/01/34(a)	75	75,519
5.13%, 06/15/39(a)	171	161,384
5.50%, 06/15/47(a)	171	162,557
5.25%, 06/15/49	214	195,324
3.50%, 07/15/51	155	107,073
4.63%, 03/15/52	300	250,729
5.90%, 06/01/53(a)	75	75,414
6.00%, 04/01/54(a)	160	162,397
6.10%, 04/01/64	100	100,820
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(a)	70	56,917
Humana, Inc.
1.35%, 02/03/27	132	118,905
5.75%, 03/01/28	60	61,306
5.75%, 12/01/28(a)	25	25,618
3.70%, 03/23/29(a)	62	58,344
3.13%, 08/15/29(a)	87	78,988
5.38%, 04/15/31	50	50,027
2.15%, 02/03/32	81	64,763
5.88%, 03/01/33(a)	50	51,597
5.95%, 03/15/34(a)	25	25,959
4.63%, 12/01/42(a)	171	149,668
4.95%, 10/01/44	87	79,071
4.80%, 03/15/47	70	61,411
5.50%, 03/15/53	100	97,301
5.75%, 04/15/54	135	135,880
Indiana University Health, Inc. Obligated Group, Series 2021, 2.85%, 11/01/51	87	58,874
Inova Health System Foundation, 4.07%, 05/15/52(a)	74	63,137
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50(a)	66	49,531
Johns Hopkins Health System Corp., 3.84%, 05/15/46(a)	62	51,505
Kaiser Foundation Hospitals
3.15%, 05/01/27	87	82,838
4.15%, 05/01/47(a)	191	164,356
Series 2019, 3.27%, 11/01/49	82	60,266
Series 2021, 2.81%, 06/01/41(a)	101	74,537
Series 2021, 3.00%, 06/01/51(a)	116	80,366
Laboratory Corp. of America Holdings
1.55%, 06/01/26	90	83,357
3.60%, 09/01/27(a)	87	83,062
2.70%, 06/01/31(a)	49	41,999
4.70%, 02/01/45	79	71,355
Mass General Brigham, Inc.
Series 2017, 3.77%, 07/01/48	85	68,178
Series 2020, 3.19%, 07/01/49(a)	87	62,612
Series 2020, 3.34%, 07/01/60	71	49,307
Mayo Clinic(a)
Series 2016, 4.13%, 11/15/52	75	65,971
Series 2021, 3.20%, 11/15/61	66	45,403

Security	Par (000)	Value

Health Care Providers & Services (continued)
McKesson Corp., 1.30%, 08/15/26(a)	$155	$141,876
MedStar Health, Inc., Series 20A, 3.63%, 08/15/49	74	56,520
Memorial Health Services, 3.45%, 11/01/49(a)	62	47,395
Memorial Sloan-Kettering Cancer Center(a)
5.00%, 07/01/42	70	68,150
4.13%, 07/01/52	70	59,637
Methodist Hospital, Series 20A, 2.71%, 12/01/50	77	50,222
Montefiore Obligated Group, 4.29%, 09/01/50	64	40,148
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52(a)	57	45,392
Mount Sinai Hospital(a)
Series 2019, 3.74%, 07/01/49	75	56,911
Series 2020, 3.39%, 07/01/50	66	45,093
MyMichigan Health, Series 2020, 3.41%, 06/01/50	47	34,186
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52(a)	73	67,242
New York and Presbyterian Hospital(a)
2.26%, 08/01/40	87	59,473
4.02%, 08/01/45	53	45,900
2.61%, 08/01/60	87	49,965
Series 2019, 3.95%, 08/01/2119	72	53,186
Northwell Healthcare, Inc.
3.98%, 11/01/46(a)	70	56,372
4.26%, 11/01/47	70	58,008
3.81%, 11/01/49	57	43,416
Novant Health, Inc.
2.64%, 11/01/36	72	54,648
3.17%, 11/01/51	76	53,118
3.32%, 11/01/61(a)	76	50,753
OhioHealth Corp., 2.83%, 11/15/41(a)	59	43,385
Orlando Health Obligated Group
4.09%, 10/01/48	29	24,569
3.33%, 10/01/50(a)	67	50,052
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48(a)	79	70,345
Series 2020, 1.38%, 11/15/25	24	22,325
Series 2020, 3.22%, 11/15/50(a)	73	50,112
Piedmont Healthcare, Inc.(a)
2.86%, 01/01/52	66	43,400
Series 2042, 2.72%, 01/01/42	58	41,023
Presbyterian Healthcare Services, 4.88%, 08/01/52(a)	60	57,757
Providence St Joseph Health Obligated Group(a)
Series 19A, 2.53%, 10/01/29	82	70,170
Series 21A, 2.70%, 10/01/51	76	46,567
Series A, 3.93%, 10/01/48	77	59,943
Queen’s Health Systems, 4.81%, 07/01/52(a)	67	62,969
Quest Diagnostics, Inc.
4.20%, 06/30/29(a)	87	84,381
2.95%, 06/30/30	75	66,546
2.80%, 06/30/31(a)	71	60,832
4.70%, 03/30/45	87	78,806
Rady Children’s Hospital-San Diego, Series 21A, 3.15%, 08/15/51(a)	63	45,618
RWJ Barnabas Health, Inc., 3.95%, 07/01/46	80	66,336
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50(a)	62	40,724
Sentara Healthcare, Series 2021, 2.93%, 11/01/51(a)	71	48,587
Sharp HealthCare, Series 20B, 2.68%, 08/01/50	91	57,644
Stanford Health Care, Series 2018, 3.80%, 11/15/48	64	52,390

32

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Summa Health, 3.51%, 11/15/51(a)	$70	$51,976
Sutter Health
Series 2018, 4.09%, 08/15/48(a)	80	67,649
Series 20A, 2.29%, 08/15/30(a)	66	56,569
Series 20A, 3.16%, 08/15/40(a)	62	48,212
Series 20A, 3.36%, 08/15/50(a)	59	43,441
Series 20-A, 1.32%, 08/15/25	71	67,251
Texas Health Resources, 2.33%, 11/15/50(a)	58	35,016
Trinity Health Corp.(a)
Series 2019, 3.43%, 12/01/48	73	56,868
Series 2021, 2.63%, 12/01/40	83	59,920
UnitedHealth Group, Inc.
3.75%, 07/15/25	171	168,148
5.15%, 10/15/25(a)	25	25,030
1.25%, 01/15/26	74	69,337
3.10%, 03/15/26(a)	87	84,096
1.15%, 05/15/26(a)	171	158,166
3.45%, 01/15/27(a)	87	84,078
3.38%, 04/15/27(a)	171	164,544
4.60%, 04/15/27	55	54,682
5.25%, 02/15/28(a)	40	40,733
3.85%, 06/15/28(a)	171	165,665
4.25%, 01/15/29(a)	140	137,196
4.70%, 04/15/29	50	49,828
4.00%, 05/15/29	120	116,044
2.88%, 08/15/29(a)	124	113,175
5.30%, 02/15/30(a)	300	307,143
2.00%, 05/15/30(a)	79	67,141
4.90%, 04/15/31	75	75,035
2.30%, 05/15/31	197	166,888
5.35%, 02/15/33(a)	180	185,181
4.50%, 04/15/33(a)	140	135,481
5.00%, 04/15/34	75	75,131
4.63%, 07/15/35	97	94,358
5.80%, 03/15/36	120	128,645
6.88%, 02/15/38	74	86,835
3.50%, 08/15/39	111	91,436
2.75%, 05/15/40	75	55,189
5.95%, 02/15/41(a)	74	78,445
3.05%, 05/15/41	216	163,498
4.63%, 11/15/41	104	96,655
3.95%, 10/15/42	53	45,114
4.25%, 03/15/43(a)	87	77,658
4.75%, 07/15/45	307	287,829
4.20%, 01/15/47	130	111,038
4.25%, 04/15/47	171	147,467
3.75%, 10/15/47	87	68,774
4.45%, 12/15/48	171	152,198
3.70%, 08/15/49(a)	257	201,502
2.90%, 05/15/50(a)	221	149,165
3.25%, 05/15/51	87	62,545
4.75%, 05/15/52	100	92,743
5.88%, 02/15/53	270	292,114
5.05%, 04/15/53	140	135,971
5.38%, 04/15/54	175	177,984
3.88%, 08/15/59	171	132,379
3.13%, 05/15/60	100	65,759
4.95%, 05/15/62(a)	200	186,767
6.05%, 02/15/63	110	120,956
5.20%, 04/15/63(a)	190	184,818
5.50%, 04/15/64	75	76,304

Security	Par (000)	Value

Health Care Providers & Services (continued)
Universal Health Services, Inc.
1.65%, 09/01/26	$155	$141,270
2.65%, 10/15/30(a)	50	42,397
WakeMed, Series A, 3.29%, 10/01/52(a)	66	47,170
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50(a)	60	39,212
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48(a)	80	71,892
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50(a)	64	38,871

		22,932,867

Health Care REITs — 0.1%
DOC DR LLC, 2.63%, 11/01/31(a)	87	71,668
Healthcare Realty Holdings LP, 3.10%, 02/15/30(a)	171	148,889
Healthpeak OP LLC
4.00%, 06/01/25	87	85,409
1.35%, 02/01/27	62	55,950
2.13%, 12/01/28(a)	75	65,957
3.50%, 07/15/29(a)	57	52,753
3.00%, 01/15/30(a)	92	81,477
2.88%, 01/15/31(a)	90	77,270
5.25%, 12/15/32(a)	135	133,899
Omega Healthcare Investors, Inc.
4.50%, 04/01/27(a)	87	84,192
4.75%, 01/15/28	87	83,993
3.63%, 10/01/29(a)	104	92,832
3.25%, 04/15/33(a)	71	57,498
Sabra Health Care LP
3.90%, 10/15/29	50	45,070
3.20%, 12/01/31	87	72,270
Welltower OP LLC
4.00%, 06/01/25	214	210,365
4.25%, 04/01/26(a)	62	60,768
2.05%, 01/15/29	108	94,009
4.13%, 03/15/29(a)	171	163,653
3.10%, 01/15/30	171	153,727
2.75%, 01/15/31(a)	100	86,012
2.75%, 01/15/32	87	72,896
3.85%, 06/15/32	79	71,462

		2,122,019

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25	67	65,575
Series H, 3.38%, 12/15/29(a)	171	152,295
Series J, 2.90%, 12/15/31(a)	71	59,001

		276,871

Hotels, Restaurants & Leisure — 0.2%
Brunswick Corp.
2.40%, 08/18/31	66	52,551
5.10%, 04/01/52(a)	71	58,289
Choice Hotels International, Inc., 3.70%, 12/01/29	70	62,639
Darden Restaurants, Inc., 6.30%, 10/10/33	50	52,166
Hyatt Hotels Corp.(a)
4.38%, 09/15/28	76	73,695
5.75%, 04/23/30	87	89,209
Marriott International, Inc.
5.00%, 10/15/27(a)	55	54,837
5.55%, 10/15/28	50	51,055
5.30%, 05/15/34(a)	175	173,087
Series EE, 5.75%, 05/01/25	106	106,207
Series FF, 4.63%, 06/15/30(a)	171	166,365

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Marriott International, Inc. (continued)
Series GG, 3.50%, 10/15/32(a)	$171	$149,903
Series R, 3.13%, 06/15/26	171	163,449
Series X, 4.00%, 04/15/28(a)	171	164,445
McDonald’s Corp.
3.38%, 05/26/25	87	85,149
3.30%, 07/01/25(a)	60	58,659
3.70%, 01/30/26(a)	171	167,317
3.50%, 03/01/27(a)	171	165,152
3.50%, 07/01/27(a)	240	230,070
3.80%, 04/01/28(a)	171	164,863
4.80%, 08/14/28	50	50,144
4.95%, 08/14/33(a)	75	75,105
4.70%, 12/09/35(a)	79	76,835
6.30%, 10/15/37	200	219,531
6.30%, 03/01/38	171	187,984
3.70%, 02/15/42	74	60,105
4.60%, 05/26/45	171	153,629
4.88%, 12/09/45(a)	171	159,598
4.45%, 03/01/47	87	75,774
3.63%, 09/01/49	151	114,673
4.20%, 04/01/50	88	73,483
5.15%, 09/09/52	100	96,767
5.45%, 08/14/53(a)	75	76,106
Sands China Ltd.
5.13%, 08/08/25	300	295,680
5.40%, 08/08/28	200	196,198
4.63%, 06/18/30(a)	200	183,017
Starbucks Corp.
3.80%, 08/15/25	171	167,712
4.75%, 02/15/26	50	49,688
4.85%, 02/08/27(a)	25	24,953
4.00%, 11/15/28(a)	87	84,405
3.55%, 08/15/29(a)	214	202,059
2.55%, 11/15/30(a)	140	121,330
4.90%, 02/15/31	25	24,878
3.00%, 02/14/32(a)	132	115,468
4.80%, 02/15/33(a)	100	99,006
5.00%, 02/15/34	25	24,781
3.75%, 12/01/47(a)	171	134,424
3.35%, 03/12/50	171	121,934
3.50%, 11/15/50(a)	140	103,610

		5,657,984

Household Durables — 0.1%
DR Horton, Inc.(a)
1.30%, 10/15/26	174	158,266
1.40%, 10/15/27	171	151,661
Leggett & Platt, Inc.(a)
4.40%, 03/15/29	171	160,422
3.50%, 11/15/51	105	70,939
Lennar Corp.(a)
4.75%, 05/30/25	41	40,644
4.75%, 11/29/27	141	139,216
MDC Holdings, Inc.
2.50%, 01/15/31(a)	70	60,262
6.00%, 01/15/43	71	72,127
PulteGroup, Inc., 7.88%, 06/15/32	171	198,358
Toll Brothers Finance Corp.
4.88%, 11/15/25	74	73,153
4.88%, 03/15/27	75	74,133

Security	Par (000)	Value

Household Durables (continued)
Toll Brothers Finance Corp. (continued)
4.35%, 02/15/28(a)	$75	$72,479
Whirlpool Corp.(a)
2.40%, 05/15/31	86	71,197
4.70%, 05/14/32	70	67,087
5.50%, 03/01/33	50	50,395
5.75%, 03/01/34	25	25,079
4.50%, 06/01/46	87	71,180

		1,556,598

Household Products — 0.0%
Church & Dwight Co., Inc.
2.30%, 12/15/31	171	142,162
5.60%, 11/15/32	140	146,373
Clorox Co., 3.10%, 10/01/27(a)	87	82,233
Kimberly-Clark Corp.
2.75%, 02/15/26	87	83,764
2.00%, 11/02/31(a)	75	62,169
4.50%, 02/16/33(a)	100	98,457
5.30%, 03/01/41(a)	87	88,190
3.20%, 07/30/46	74	54,660
2.88%, 02/07/50(a)	140	96,153

		854,161

Industrial Conglomerates — 0.0%
3M Co.
3.00%, 08/07/25(a)	87	84,510
2.88%, 10/15/27(a)	130	121,088
3.38%, 03/01/29(a)	211	195,959
2.38%, 08/26/29(a)	169	148,165
3.13%, 09/19/46(a)	87	60,125
3.63%, 10/15/47	104	76,632
3.25%, 08/26/49(a)	175	121,047
3.70%, 04/15/50	87	64,263
Pentair Finance SARL, 5.90%, 07/15/32(a)	100	103,240

		975,029

Insurance — 0.7%
Aflac, Inc.(a)
1.13%, 03/15/26	171	158,409
2.88%, 10/15/26	130	123,437
4.75%, 01/15/49	87	79,505
Alleghany Corp.
3.63%, 05/15/30	121	113,181
3.25%, 08/15/51(a)	171	121,218
Allstate Corp.
3.28%, 12/15/26	130	123,895
5.25%, 03/30/33(a)	20	20,072
5.55%, 05/09/35(a)	160	166,070
4.50%, 06/15/43	53	46,536
4.20%, 12/15/46(a)	100	82,971
3.85%, 08/10/49	71	55,724
American Financial Group, Inc., 4.50%, 06/15/47	130	108,807
American International Group, Inc.
5.13%, 03/27/33(a)	70	69,610
6.25%, 05/01/36(a)	100	104,997
4.80%, 07/10/45	130	121,023
4.75%, 04/01/48(a)	171	158,024
4.38%, 06/30/50	87	75,476
Aon Corp.
4.50%, 12/15/28	171	167,516
3.75%, 05/02/29	171	161,537

34

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27(a)	$55	$51,461
2.05%, 08/23/31(a)	87	70,970
2.60%, 12/02/31	59	49,641
5.00%, 09/12/32(a)	270	267,571
5.35%, 02/28/33(a)	25	25,135
2.90%, 08/23/51	100	63,679
3.90%, 02/28/52(a)	81	62,237
Aon Global Ltd.
3.88%, 12/15/25(a)	104	101,686
4.60%, 06/14/44	87	76,175
4.75%, 05/15/45	87	78,079
Aon North America, Inc.
5.13%, 03/01/27	75	75,449
5.15%, 03/01/29(a)	100	100,548
5.30%, 03/01/31	100	100,747
5.45%, 03/01/34(a)	100	101,154
5.75%, 03/01/54	170	174,285
Arch Capital Finance LLC, 4.01%, 12/15/26	171	165,730
Arch Capital Group Ltd., 3.64%, 06/30/50	100	74,282
Arch Capital Group U.S., Inc., 5.14%, 11/01/43(a)	66	62,929
Arthur J Gallagher & Co.
2.40%, 11/09/31	87	71,332
5.45%, 07/15/34	300	301,984
3.50%, 05/20/51	87	61,797
5.75%, 03/02/53	16	16,056
6.75%, 02/15/54	70	79,473
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28	300	311,012
Athene Holding Ltd.
6.15%, 04/03/30(a)	100	103,778
6.65%, 02/01/33(a)	100	105,821
5.88%, 01/15/34	50	50,100
3.95%, 05/25/51	66	48,482
6.25%, 04/01/54	150	152,232
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27(a)	133	125,239
1.85%, 03/12/30	87	74,224
1.45%, 10/15/30(a)	155	127,867
4.40%, 05/15/42	74	69,327
4.30%, 05/15/43	87	79,484
4.25%, 01/15/49	171	152,860
2.85%, 10/15/50	171	115,399
2.50%, 01/15/51(a)	132	84,290
3.85%, 03/15/52	400	323,346
Berkshire Hathaway, Inc.(a)
3.13%, 03/15/26	240	232,370
4.50%, 02/11/43	200	191,756
Brighthouse Financial, Inc.(a)
3.70%, 06/22/27	300	284,952
5.63%, 05/15/30	71	71,259
4.70%, 06/22/47	103	81,677
Brown & Brown, Inc.
2.38%, 03/15/31	171	141,718
4.95%, 03/17/52(a)	65	57,382
Chubb Corp.
6.00%, 05/11/37(a)	50	53,930
Series 1, 6.50%, 05/15/38	74	83,432
Chubb INA Holdings, Inc.
3.35%, 05/03/26(a)	138	133,306
1.38%, 09/15/30(a)	346	281,563
5.00%, 03/15/34	75	75,259
6.70%, 05/15/36(a)	150	171,023

Security	Par (000)	Value

Insurance (continued)
Chubb INA Holdings, Inc. (continued)
4.15%, 03/13/43	$53	$46,315
2.85%, 12/15/51(a)	87	59,361
3.05%, 12/15/61(a)	59	39,505
CNA Financial Corp.
4.50%, 03/01/26	562	554,183
3.90%, 05/01/29(a)	87	82,321
Corebridge Financial, Inc.
3.50%, 04/04/25	75	73,420
3.65%, 04/05/27	75	71,577
3.85%, 04/05/29	175	163,621
3.90%, 04/05/32	175	157,399
6.05%, 09/15/33(d)	50	51,506
5.75%, 01/15/34(a)	50	51,009
4.35%, 04/05/42	75	63,304
4.40%, 04/05/52	75	61,176
(5-year CMT + 3.85%), 6.88%, 12/15/52(b)	100	100,120
Enstar Group Ltd., 3.10%, 09/01/31	124	102,949
Equitable Holdings, Inc.
4.35%, 04/20/28	171	165,668
5.59%, 01/11/33	150	151,572
5.00%, 04/20/48	130	118,112
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/50	87	61,022
3.13%, 10/15/52(a)	155	100,254
F&G Annuities & Life, Inc., 7.40%, 01/13/28	50	51,923
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30(a)	171	162,960
5.63%, 08/16/32(a)	80	79,919
6.35%, 03/22/54(d)	135	137,714
Fidelity National Financial, Inc.
3.40%, 06/15/30	87	77,245
3.20%, 09/17/51(a)	58	36,997
First American Financial Corp., 2.40%, 08/15/31	78	61,700
Globe Life, Inc., 2.15%, 08/15/30(a)	40	33,512
Hanover Insurance Group, Inc.(a)
4.50%, 04/15/26	104	102,077
2.50%, 09/01/30	87	72,909
Hartford Financial Services Group, Inc.
2.80%, 08/19/29	87	78,064
5.95%, 10/15/36(a)	100	104,998
6.10%, 10/01/41(a)	74	78,868
2.90%, 09/15/51(a)	71	46,390
Jackson Financial, Inc., 3.13%, 11/23/31(a)	171	142,349
Kemper Corp., 3.80%, 02/23/32	74	63,238
Lincoln National Corp.
3.80%, 03/01/28(a)	57	54,537
5.85%, 03/15/34	25	24,679
6.30%, 10/09/37(a)	87	89,357
4.35%, 03/01/48	70	55,309
4.38%, 06/15/50	87	67,529
Loews Corp.
3.75%, 04/01/26	87	84,791
3.20%, 05/15/30	114	103,161
Manulife Financial Corp.
4.15%, 03/04/26	87	85,542
2.48%, 05/19/27(a)	171	158,692
3.70%, 03/16/32(a)	67	61,758
5.38%, 03/04/46	71	69,848
(5-year USD ICE Swap + 1.65%), 4.06%, 02/24/32(a)(b)	87	83,329
Markel Group, Inc.
3.35%, 09/17/29	82	74,467

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Markel Group, Inc. (continued)
4.30%, 11/01/47(a)	$130	$105,725
4.15%, 09/17/50	87	69,105
3.45%, 05/07/52(a)	75	52,026
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26(a)	171	167,200
4.38%, 03/15/29(a)	171	168,184
2.25%, 11/15/30	59	50,158
2.38%, 12/15/31	65	54,205
5.75%, 11/01/32	50	52,457
5.40%, 09/15/33(a)	50	51,300
5.15%, 03/15/34(a)	225	226,522
4.35%, 01/30/47(a)	87	74,416
4.20%, 03/01/48	87	73,284
4.90%, 03/15/49	171	159,188
2.90%, 12/15/51	52	33,446
6.25%, 11/01/52(a)	25	27,790
5.70%, 09/15/53	100	103,820
5.45%, 03/15/54(a)	25	25,091
MetLife, Inc.
4.55%, 03/23/30(a)	171	168,949
5.38%, 07/15/33	50	51,030
6.38%, 06/15/34(a)	307	335,117
5.88%, 02/06/41(a)	100	105,208
4.13%, 08/13/42(a)	75	63,759
4.88%, 11/13/43	200	187,824
4.72%, 12/15/44	50	45,016
4.05%, 03/01/45	87	72,404
4.60%, 05/13/46(a)	200	180,839
5.00%, 07/15/52(a)	60	56,485
5.25%, 01/15/54(a)	100	98,442
Old Republic International Corp.
5.75%, 03/28/34(a)	25	25,109
3.85%, 06/11/51	70	50,695
Primerica, Inc., 2.80%, 11/19/31(a)	74	61,763
Principal Financial Group, Inc.
3.40%, 05/15/25(a)	87	85,035
3.10%, 11/15/26(a)	171	162,842
3.70%, 05/15/29(a)	100	93,825
5.38%, 03/15/33(a)	40	40,313
4.63%, 09/15/42(a)	50	45,516
4.30%, 11/15/46	87	73,099
5.50%, 03/15/53	45	44,190
Progressive Corp.
2.45%, 01/15/27	87	81,539
2.50%, 03/15/27(a)	66	61,837
4.00%, 03/01/29(a)	75	72,607
3.00%, 03/15/32	145	126,338
4.95%, 06/15/33	40	39,937
4.35%, 04/25/44	74	66,127
3.70%, 01/26/45(a)	70	57,386
4.13%, 04/15/47	87	73,612
4.20%, 03/15/48(a)	87	75,369
3.70%, 03/15/52	60	46,797
Prudential Financial, Inc.
1.50%, 03/10/26(a)	171	160,015
3.88%, 03/27/28	120	115,732
3.00%, 03/10/40(a)	171	129,844
4.60%, 05/15/44	87	78,307
3.91%, 12/07/47	87	69,441
3.94%, 12/07/49	156	123,187
4.35%, 02/25/50	171	145,779

Security	Par (000)	Value

Insurance (continued)
Prudential Financial, Inc. (continued)
3.70%, 03/13/51(a)	$200	$153,183
(3-mo. LIBOR US + 2.67%), 5.70%, 09/15/48(a)(b)	171	169,122
(5-year CMT + 2.85%), 6.75%, 03/01/53(a)(b)	150	156,027
(5-year CMT + 3.04%), 3.70%, 10/01/50(b)	71	62,061
(5-year CMT + 3.16%), 5.13%, 03/01/52(b)	107	100,296
Prudential Funding Asia PLC(a)
3.13%, 04/14/30	171	153,512
3.63%, 03/24/32	87	78,490
Reinsurance Group of America, Inc.
3.90%, 05/15/29	82	77,383
6.00%, 09/15/33	20	20,740
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33(a)	60	60,496
Travelers Cos., Inc.
6.75%, 06/20/36	87	98,946
6.25%, 06/15/37	87	95,775
5.35%, 11/01/40	200	202,823
4.60%, 08/01/43	148	137,305
4.30%, 08/25/45(a)	87	76,162
4.00%, 05/30/47	87	72,240
4.10%, 03/04/49	87	73,557
5.45%, 05/25/53(a)	40	41,431
Travelers Property Casualty Corp., 6.38%, 03/15/33(a)	74	82,187
Trinity Acquisition PLC, 4.40%, 03/15/26	87	85,342
Unum Group
4.00%, 06/15/29	71	66,978
5.75%, 08/15/42	87	85,161
4.50%, 12/15/49(a)	37	29,920
4.13%, 06/15/51	75	56,699
W R Berkley Corp.(a)
4.00%, 05/12/50	87	67,570
3.55%, 03/30/52	87	60,636
Willis North America, Inc.
4.65%, 06/15/27	71	69,856
4.50%, 09/15/28	257	250,398
5.35%, 05/15/33	40	39,806
3.88%, 09/15/49	100	75,231
5.90%, 03/05/54	75	75,925

		20,632,241

Interactive Media & Services — 0.1%
Alphabet, Inc.
0.45%, 08/15/25	62	58,411
2.00%, 08/15/26	427	401,892
0.80%, 08/15/27(a)	93	82,684
1.10%, 08/15/30(a)	112	91,713
1.90%, 08/15/40(a)	159	106,805
2.05%, 08/15/50(a)	140	83,765
2.25%, 08/15/60(a)	257	148,000
eBay, Inc.
1.40%, 05/10/26(a)	70	64,875
3.60%, 06/05/27(a)	171	164,188
2.70%, 03/11/30(a)	171	151,378
2.60%, 05/10/31(a)	201	172,762
3.65%, 05/10/51	87	64,494
JD.com, Inc., 3.38%, 01/14/30(a)	200	182,125
Meta Platforms, Inc.
3.50%, 08/15/27(a)	500	481,068
4.60%, 05/15/28(a)	60	59,968
4.80%, 05/15/30	60	60,329
3.85%, 08/15/32	415	388,882

36

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Interactive Media & Services (continued)
Meta Platforms, Inc. (continued)
4.95%, 05/15/33(a)	$60	$60,731
4.45%, 08/15/52	140	124,438
5.60%, 05/15/53(a)	360	380,497
4.65%, 08/15/62	200	179,578
5.75%, 05/15/63	160	171,525
Netflix, Inc.
5.88%, 11/15/28	200	207,906
6.38%, 05/15/29(a)	200	213,010

		4,101,024

Internet Software & Services — 0.0%
Booking Holdings, Inc.
3.60%, 06/01/26	257	249,573
4.63%, 04/13/30(a)	171	168,889
Expedia Group, Inc.(a)
5.00%, 02/15/26	87	86,490
3.80%, 02/15/28	130	123,661
3.25%, 02/15/30	142	127,825
2.95%, 03/15/31	54	47,124
VeriSign, Inc.
5.25%, 04/01/25(a)	171	170,274
4.75%, 07/15/27	171	168,420

		1,142,256

IT Services — 0.2%
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26	69	66,262
2.90%, 12/01/29	87	77,039
2.60%, 05/01/31(a)	79	66,503
CGI, Inc.(a)
1.45%, 09/14/26	87	79,213
2.30%, 09/14/31	87	70,038
DXC Technology Co.
1.80%, 09/15/26	104	94,832
2.38%, 09/15/28(a)	71	61,678
Fidelity National Information Services, Inc.
1.15%, 03/01/26	103	95,358
1.65%, 03/01/28(a)	118	104,013
5.10%, 07/15/32(a)	100	99,999
3.10%, 03/01/41	89	64,865
Fiserv, Inc.
3.20%, 07/01/26	222	212,830
5.15%, 03/15/27	50	50,189
2.25%, 06/01/27(a)	307	282,017
5.45%, 03/02/28	60	60,701
5.38%, 08/21/28	50	50,500
4.20%, 10/01/28	171	165,000
3.50%, 07/01/29(a)	281	261,658
2.65%, 06/01/30(a)	164	142,790
5.35%, 03/15/31(a)	50	50,583
5.60%, 03/02/33(a)	40	40,781
5.63%, 08/21/33	50	51,079
5.45%, 03/15/34(a)	50	50,641
4.40%, 07/01/49	303	257,062
IBM International Capital Pte. Ltd.
4.70%, 02/05/26	100	99,281
4.60%, 02/05/27	100	98,955
4.60%, 02/05/29	100	98,583
4.75%, 02/05/31	100	98,123
4.90%, 02/05/34	100	98,022
5.25%, 02/05/44(a)	100	97,581
5.30%, 02/05/54	200	195,298

Security	Par (000)	Value

IT Services (continued)
International Business Machines Corp.
3.45%, 02/19/26	$250	$243,217
3.30%, 05/15/26(a)	257	247,972
2.20%, 02/09/27(a)	200	185,830
1.70%, 05/15/27	289	262,274
4.15%, 07/27/27(a)	100	97,854
4.50%, 02/06/28	250	247,751
3.50%, 05/15/29(a)	381	358,854
1.95%, 05/15/30	121	102,305
2.72%, 02/09/32(a)	180	155,909
4.40%, 07/27/32(a)	100	96,140
5.88%, 11/29/32(a)	87	92,518
4.15%, 05/15/39(a)	350	309,011
2.85%, 05/15/40	345	253,722
4.00%, 06/20/42	148	124,959
4.25%, 05/15/49(a)	330	280,033
2.95%, 05/15/50	116	77,288
4.90%, 07/27/52(a)	100	93,543
Kyndryl Holdings, Inc., 4.10%, 10/15/41	171	131,126
Leidos, Inc., 2.30%, 02/15/31	130	107,454

		6,809,234

Leisure Products — 0.0%
Hasbro, Inc.
3.55%, 11/19/26(a)	75	71,501
3.90%, 11/19/29	75	69,618
6.35%, 03/15/40	87	89,146
5.10%, 05/15/44	60	51,745

		282,010

Machinery — 0.3%
AGCO Corp.(a)
5.45%, 03/21/27	50	50,223
5.80%, 03/21/34	50	50,624
Caterpillar Financial Services Corp.
5.15%, 08/11/25	100	100,073
3.65%, 08/12/25(a)	100	98,007
0.80%, 11/13/25	171	160,015
5.05%, 02/27/26	50	50,072
4.35%, 05/15/26	100	98,910
1.15%, 09/14/26(a)	155	141,950
1.70%, 01/08/27	87	80,198
4.50%, 01/08/27(a)	25	24,837
3.60%, 08/12/27(a)	100	96,372
4.85%, 02/27/29	50	50,287
Caterpillar, Inc.
2.60%, 09/19/29	70	63,238
2.60%, 04/09/30(a)	87	77,765
1.90%, 03/12/31(a)	157	132,770
5.20%, 05/27/41	206	206,747
3.80%, 08/15/42	200	168,268
3.25%, 09/19/49(a)	171	126,663
3.25%, 04/09/50(a)	171	127,382
CNH Industrial Capital LLC
3.95%, 05/23/25	69	67,764
5.45%, 10/14/25(a)	100	100,178
1.88%, 01/15/26(a)	171	160,807
1.45%, 07/15/26	78	71,599
4.55%, 04/10/28(a)	40	39,192
5.50%, 01/12/29(a)	100	101,433
5.10%, 04/20/29	50	49,864
Cummins, Inc.
0.75%, 09/01/25(a)	87	81,949

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Cummins, Inc. (continued)
4.88%, 10/01/43	$300	$288,562
2.60%, 09/01/50(a)	87	54,936
Deere & Co.
2.75%, 04/15/25	171	166,777
3.10%, 04/15/30(a)	87	79,458
3.90%, 06/09/42(a)	96	82,940
2.88%, 09/07/49(a)	68	48,005
3.75%, 04/15/50(a)	100	82,756
Dover Corp.
3.15%, 11/15/25	87	84,074
2.95%, 11/04/29(a)	60	54,068
Flowserve Corp., 2.80%, 01/15/32	70	57,543
IDEX Corp., 2.63%, 06/15/31	67	56,728
Illinois Tool Works, Inc.
4.88%, 09/15/41(a)	181	176,897
3.90%, 09/01/42	75	64,664
John Deere Capital Corp.
3.40%, 06/06/25(a)	35	34,306
4.95%, 06/06/25(a)	35	34,973
4.05%, 09/08/25	85	83,812
5.30%, 09/08/25(a)	25	25,091
4.80%, 01/09/26(a)	50	49,854
0.70%, 01/15/26	155	143,928
4.95%, 03/06/26(a)	50	50,012
4.75%, 06/08/26(a)	60	59,810
2.25%, 09/14/26(a)	87	81,718
1.30%, 10/13/26(a)	90	82,148
4.50%, 01/08/27(a)	50	49,618
1.70%, 01/11/27(a)	257	236,236
4.85%, 03/05/27	50	50,022
4.15%, 09/15/27(a)	100	98,216
3.05%, 01/06/28(a)	75	70,996
4.75%, 01/20/28(a)	50	50,107
1.50%, 03/06/28(a)	87	76,942
4.95%, 07/14/28(a)	35	35,264
4.50%, 01/16/29(a)	50	49,505
3.35%, 04/18/29	61	57,199
2.80%, 07/18/29(a)	110	100,337
4.85%, 10/11/29(a)	50	50,329
2.45%, 01/09/30	75	66,390
4.70%, 06/10/30(a)	60	59,669
1.45%, 01/15/31(a)	155	126,099
4.90%, 03/07/31	50	50,014
2.00%, 06/17/31	200	165,824
4.35%, 09/15/32(a)	100	96,866
Kennametal, Inc., 2.80%, 03/01/31(a)	55	46,618
Nordson Corp., 5.80%, 09/15/33(a)	25	26,096
nVent Finance SARL
2.75%, 11/15/31	65	53,526
5.65%, 05/15/33(a)	40	40,318
Otis Worldwide Corp.
2.06%, 04/05/25(a)	90	87,021
5.25%, 08/16/28(a)	30	30,390
2.57%, 02/15/30	171	150,362
3.11%, 02/15/40(a)	171	131,451
3.36%, 02/15/50	69	50,081
Parker-Hannifin Corp.
4.25%, 09/15/27	70	68,642
3.25%, 06/14/29(a)	341	315,911
4.50%, 09/15/29	100	98,470
4.20%, 11/21/34	87	80,542

Security	Par (000)	Value

Machinery (continued)
Parker-Hannifin Corp.(continued)
4.10%, 03/01/47(a)	$87	$71,995
4.00%, 06/14/49	87	71,065
Rockwell Automation, Inc.
1.75%, 08/15/31(a)	86	69,392
2.80%, 08/15/61	60	36,110
Snap-on, Inc., 3.10%, 05/01/50(a)	171	121,294
Stanley Black & Decker, Inc.
6.00%, 03/06/28(a)	100	103,111
4.25%, 11/15/28	171	165,823
2.30%, 03/15/30(a)	71	60,106
3.00%, 05/15/32(a)	76	64,539
4.85%, 11/15/48	87	76,372
2.75%, 11/15/50	75	44,413
(5-year CMT + 2.66%), 4.00%, 03/15/60(b)	104	91,598
Timken Co.
4.50%, 12/15/28	87	85,265
4.13%, 04/01/32(a)	75	68,655
Valmont Industries, Inc., 5.00%, 10/01/44(a)	171	150,806
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25	87	84,493
4.70%, 09/15/28	87	85,573
Xylem, Inc./New York, 4.38%, 11/01/46(a)	87	74,698

		8,714,616

Media — 0.8%
Bell Telephone Co of Canada or Bell Canada(a)
5.20%, 02/15/34	50	49,554
5.55%, 02/15/54	50	49,916
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25	330	325,984
6.15%, 11/10/26	115	115,901
3.75%, 02/15/28	87	80,700
4.20%, 03/15/28	200	188,506
2.25%, 01/15/29	286	243,309
5.05%, 03/30/29	171	164,882
2.80%, 04/01/31	141	115,531
4.40%, 04/01/33(a)	300	265,865
6.65%, 02/01/34(a)	150	153,757
6.38%, 10/23/35	87	85,980
5.38%, 04/01/38	171	148,545
3.50%, 06/01/41(a)	171	114,822
3.50%, 03/01/42(a)	87	58,049
6.48%, 10/23/45(a)	357	330,876
5.38%, 05/01/47	257	207,082
5.75%, 04/01/48	220	185,263
5.13%, 07/01/49	171	132,500
4.80%, 03/01/50	324	239,829
3.70%, 04/01/51(a)	104	64,319
3.90%, 06/01/52	275	174,891
5.25%, 04/01/53(a)	238	188,488
6.83%, 10/23/55	87	83,469
3.85%, 04/01/61(a)	253	150,112
4.40%, 12/01/61	121	79,010
3.95%, 06/30/62	100	60,331
Comcast Corp.
3.95%, 10/15/25	214	210,425
3.15%, 03/01/26(a)	300	290,463
2.35%, 01/15/27	148	138,441
3.30%, 02/01/27(a)	171	164,070
3.30%, 04/01/27	341	326,248
5.35%, 11/15/27	90	91,716

38

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Comcast Corp. (continued)
3.15%, 02/15/28	$214	$201,793
3.55%, 05/01/28	171	163,165
4.15%, 10/15/28	379	369,906
4.55%, 01/15/29	80	79,356
2.65%, 02/01/30	163	144,967
3.40%, 04/01/30(a)	182	168,310
4.25%, 10/15/30(a)	171	165,194
1.95%, 01/15/31	146	121,312
1.50%, 02/15/31	281	226,872
5.50%, 11/15/32(a)	100	103,625
4.25%, 01/15/33	112	106,047
4.65%, 02/15/33(a)	160	157,016
4.80%, 05/15/33(a)	80	78,925
4.20%, 08/15/34	382	355,886
4.40%, 08/15/35	87	81,664
3.20%, 07/15/36(a)	87	71,468
6.45%, 03/15/37(a)	200	220,540
3.90%, 03/01/38	87	75,812
4.60%, 10/15/38	130	121,310
3.25%, 11/01/39	171	134,015
3.75%, 04/01/40	171	142,142
4.65%, 07/15/42	100	91,559
4.75%, 03/01/44	67	61,547
3.40%, 07/15/46(a)	87	64,956
4.00%, 08/15/47	87	70,554
3.97%, 11/01/47	257	206,576
4.00%, 03/01/48(a)	87	70,608
4.70%, 10/15/48(a)	214	195,958
4.00%, 11/01/49(a)	216	174,879
3.45%, 02/01/50	150	109,691
2.80%, 01/15/51	149	95,334
2.89%, 11/01/51(a)	505	327,807
2.45%, 08/15/52(a)	291	170,726
5.35%, 05/15/53(a)	280	277,899
2.94%, 11/01/56(a)	507	319,210
4.95%, 10/15/58	171	160,074
2.65%, 08/15/62	150	85,591
2.99%, 11/01/63(a)	301	184,855
5.50%, 05/15/64(a)	80	80,102
Discovery Communications LLC
4.90%, 03/11/26	58	57,424
3.95%, 03/20/28(a)	108	102,269
5.00%, 09/20/37(a)	87	76,488
6.35%, 06/01/40	100	98,262
5.20%, 09/20/47(a)	146	122,666
5.30%, 05/15/49	87	73,089
4.65%, 05/15/50(a)	171	133,578
4.00%, 09/15/55(a)	263	179,990
FactSet Research Systems, Inc.
2.90%, 03/01/27	75	70,510
3.45%, 03/01/32(a)	70	61,805
Fox Corp.
4.71%, 01/25/29(a)	171	168,606
3.50%, 04/08/30(a)	200	182,933
6.50%, 10/13/33(a)	50	52,959
5.48%, 01/25/39(a)	100	95,168
5.58%, 01/25/49	171	159,238
Grupo Televisa SAB(a)
6.63%, 01/15/40	87	88,740
5.00%, 05/13/45	200	168,875

Security	Par (000)	Value

Media (continued)
Interpublic Group of Cos., Inc.
4.75%, 03/30/30	$171	$167,660
5.38%, 06/15/33(a)	28	27,936
3.38%, 03/01/41(a)	71	52,989
NBCUniversal Media LLC
5.95%, 04/01/41(a)	109	114,731
4.45%, 01/15/43	72	63,925
Omnicom Group, Inc.
2.45%, 04/30/30	121	103,851
2.60%, 08/01/31(a)	68	57,599
Omnicom Group, Inc./Omnicom Capital, Inc.,
3.60%, 04/15/26	87	84,500
Paramount Global
3.38%, 02/15/28	87	77,564
3.70%, 06/01/28	87	77,086
4.95%, 01/15/31(a)	171	152,285
4.20%, 05/19/32(a)	171	142,059
6.88%, 04/30/36	87	82,169
4.85%, 07/01/42(a)	82	60,067
4.38%, 03/15/43	184	124,869
5.85%, 09/01/43	189	153,136
4.95%, 05/19/50(a)	171	121,562
TCI Communications, Inc., 7.88%, 02/15/26	87	91,227
Thomson Reuters Corp.(a)
3.35%, 05/15/26	74	71,231
5.65%, 11/23/43	171	168,670
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	87	97,100
Time Warner Cable LLC
6.55%, 05/01/37	212	200,397
6.75%, 06/15/39	199	189,542
5.88%, 11/15/40	87	75,361
5.50%, 09/01/41	300	249,733
4.50%, 09/15/42	87	64,363
TWDC Enterprises 18 Corp.
3.15%, 09/17/25(a)	58	56,406
3.00%, 02/13/26(a)	70	67,484
1.85%, 07/30/26	171	160,029
2.95%, 06/15/27(a)	130	123,584
4.13%, 06/01/44	87	75,657
3.00%, 07/30/46(a)	75	53,132
Series E, 4.13%, 12/01/41	87	76,089
Walt Disney Co.
3.70%, 10/15/25(a)	144	141,066
1.75%, 01/13/26	104	98,318
3.38%, 11/15/26	257	247,488
3.70%, 03/23/27	300	292,178
2.20%, 01/13/28(a)	171	157,097
2.00%, 09/01/29(a)	387	337,150
3.80%, 03/22/30(a)	171	162,938
2.65%, 01/13/31(a)	144	126,773
6.20%, 12/15/34(a)	62	68,659
6.40%, 12/15/35(a)	131	146,393
6.65%, 11/15/37	214	245,954
4.63%, 03/23/40(a)	171	163,279
3.50%, 05/13/40	275	226,061
5.40%, 10/01/43	100	102,054
4.75%, 09/15/44	87	81,699
4.95%, 10/15/45	15	14,284
2.75%, 09/01/49	171	113,583
4.70%, 03/23/50(a)	123	115,304
3.60%, 01/13/51(a)	290	224,655

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Walt Disney Co. (continued)
3.80%, 05/13/60(a)	$71	$55,413
Warnermedia Holdings, Inc.
4.05%, 03/15/29(a)	168	157,269
4.28%, 03/15/32(a)	453	404,637
5.05%, 03/15/42	600	515,696
5.14%, 03/15/52	786	652,378
5.39%, 03/15/62	150	124,482

		21,667,486

Metals & Mining — 0.2%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	200	173,770
ArcelorMittal SA
4.55%, 03/11/26(a)	87	85,598
6.55%, 11/29/27(a)	50	51,882
4.25%, 07/16/29(a)	75	71,567
6.80%, 11/29/32(a)	50	53,471
7.00%, 10/15/39(a)	79	85,970
6.75%, 03/01/41	100	103,669
Barrick North America Finance LLC
5.70%, 05/30/41	87	89,114
5.75%, 05/01/43	87	89,863
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39(a)	87	90,333
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26(a)	60	59,796
5.25%, 09/08/26(a)	125	125,739
4.75%, 02/28/28(a)	60	59,874
5.10%, 09/08/28	125	126,393
5.25%, 09/08/30(a)	125	127,109
4.90%, 02/28/33(a)	35	34,700
5.25%, 09/08/33(a)	125	126,419
4.13%, 02/24/42	87	75,960
5.00%, 09/30/43(a)	400	385,107
Freeport-McMoRan, Inc.
5.00%, 09/01/27	71	70,435
4.13%, 03/01/28	87	83,130
4.38%, 08/01/28(a)	71	68,215
5.25%, 09/01/29(a)	71	71,021
4.25%, 03/01/30(a)	71	67,297
4.63%, 08/01/30(a)	103	98,928
5.40%, 11/14/34(a)	87	85,944
5.45%, 03/15/43	156	149,350
Newmont Corp.
2.80%, 10/01/29(a)	185	165,984
2.25%, 10/01/30(a)	87	74,033
5.88%, 04/01/35	87	90,959
6.25%, 10/01/39(a)	200	213,743
4.88%, 03/15/42	223	207,339
Newmont Corp/Newcrest Finance Pty Ltd.(a)(d)
5.30%, 03/15/26	50	50,123
5.35%, 03/15/34	50	50,319
Nucor Corp.
3.95%, 05/23/25	75	73,823
4.30%, 05/23/27	79	77,423
3.95%, 05/01/28(a)	171	165,284
2.70%, 06/01/30	171	151,785
2.98%, 12/15/55(a)	87	56,333
Rio Tinto Finance USA Ltd.(a)
7.13%, 07/15/28	171	186,534
5.20%, 11/02/40	62	61,810

Security	Par (000)	Value

Metals & Mining (continued)
Rio Tinto Finance USA Ltd.(a) (continued)
2.75%, 11/02/51	$216	$139,099
Rio Tinto Finance USA PLC
5.00%, 03/09/33(a)	65	65,377
4.75%, 03/22/42(a)	62	58,769
4.13%, 08/21/42	87	75,540
5.13%, 03/09/53(a)	70	68,031
Southern Copper Corp.
3.88%, 04/23/25(a)	130	127,397
6.75%, 04/16/40	80	88,600
5.25%, 11/08/42	150	141,891
5.88%, 04/23/45	277	276,388
Steel Dynamics, Inc.
2.40%, 06/15/25	45	43,332
1.65%, 10/15/27(a)	87	77,526
3.45%, 04/15/30(a)	90	82,566
3.25%, 01/15/31	72	64,115
3.25%, 10/15/50(a)	44	29,272
Teck Resources Ltd.
6.13%, 10/01/35	70	72,270
6.25%, 07/15/41(a)	70	71,504
5.20%, 03/01/42	100	91,362
Vale Overseas Ltd.
3.75%, 07/08/30(a)	171	153,793
6.13%, 06/12/33	300	302,250
6.88%, 11/10/39(a)	70	74,878
Vale SA, 5.63%, 09/11/42(a)	171	167,420

		6,607,526

Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/26	130	127,810
3.95%, 01/15/27(a)	87	83,986
3.38%, 08/15/31	141	125,721
2.00%, 05/18/32	73	57,210
1.88%, 02/01/33	102	77,489
2.95%, 03/15/34(a)	52	42,719
4.75%, 04/15/35(a)	200	188,995
5.25%, 05/15/36	40	39,258
4.85%, 04/15/49	87	76,340
3.00%, 05/18/51(a)	70	44,431
3.55%, 03/15/52	100	70,151
5.15%, 04/15/53	70	64,468
5.63%, 05/15/54	50	49,200
Corporate Office Properties LP
2.00%, 01/15/29	70	58,688
2.75%, 04/15/31	50	41,246
2.90%, 12/01/33	87	68,220
Highwoods Realty LP(a)
4.13%, 03/15/28	87	81,349
3.05%, 02/15/30	87	73,360
Kilroy Realty LP
4.75%, 12/15/28(a)	300	286,727
2.50%, 11/15/32	67	50,459
2.65%, 11/15/33	71	52,611
Piedmont Operating Partnership LP, 3.15%, 08/15/30(a)	87	68,257

		1,828,695

40

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels — 1.7%
Apache Corp.
5.10%, 09/01/40	$300	$257,452
5.35%, 07/01/49	150	126,795
Boardwalk Pipelines LP
4.80%, 05/03/29(a)	87	85,711
3.60%, 09/01/32(a)	200	174,537
5.63%, 08/01/34	25	25,011
BP Capital Markets America, Inc.
3.80%, 09/21/25	171	168,067
3.41%, 02/11/26	341	331,495
3.12%, 05/04/26(a)	62	59,723
3.02%, 01/16/27(a)	77	73,497
3.54%, 04/06/27(a)	171	164,756
3.94%, 09/21/28	87	84,269
4.23%, 11/06/28	171	167,347
4.70%, 04/10/29	75	74,812
3.63%, 04/06/30(a)	171	161,069
1.75%, 08/10/30(a)	90	75,090
2.72%, 01/12/32(a)	87	74,962
4.81%, 02/13/33(a)	250	246,726
4.89%, 09/11/33	160	158,885
4.99%, 04/10/34(a)	75	74,903
3.06%, 06/17/41	70	53,140
3.00%, 02/24/50(a)	171	116,659
2.77%, 11/10/50(a)	141	91,268
2.94%, 06/04/51(a)	250	166,904
3.00%, 03/17/52(a)	287	194,338
3.38%, 02/08/61(a)	223	154,046
BP Capital Markets PLC
3.28%, 09/19/27(a)	87	82,802
3.72%, 11/28/28	171	163,564
Canadian Natural Resources Ltd.
3.85%, 06/01/27	87	83,902
2.95%, 07/15/30	87	76,704
6.50%, 02/15/37(a)	200	211,199
6.25%, 03/15/38	75	78,051
4.95%, 06/01/47(a)	100	90,462
Cenovus Energy, Inc.
2.65%, 01/15/32(a)	74	61,379
5.25%, 06/15/37(a)	53	50,699
6.75%, 11/15/39	200	220,363
5.40%, 06/15/47	52	48,977
3.75%, 02/15/52	66	48,525
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27(a)	257	256,387
3.70%, 11/15/29	87	80,925
2.74%, 12/31/39	87	70,272
Cheniere Energy Partners LP(a)
4.00%, 03/01/31	150	136,336
3.25%, 01/31/32	200	170,367
5.95%, 06/30/33	100	102,237
Chevron Corp.
1.55%, 05/11/25	546	525,069
3.33%, 11/17/25(a)	87	85,107
2.95%, 05/16/26	214	206,039
2.00%, 05/11/27(a)	90	83,204
2.24%, 05/11/30(a)	163	142,566
3.08%, 05/11/50(a)	69	49,547
Chevron USA, Inc.
0.69%, 08/12/25	132	124,530
1.02%, 08/12/27	114	101,232
3.85%, 01/15/28	257	251,155
2.34%, 08/12/50(a)	87	53,043

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
CNOOC Finance 2015 USA LLC, Series 2015, 3.50%, 05/05/25	$500	$490,430
CNOOC Petroleum North America ULC(a)
7.88%, 03/15/32	324	387,024
6.40%, 05/15/37	71	79,786
Columbia Pipeline Group, Inc.
4.50%, 06/01/25	87	85,771
5.80%, 06/01/45	200	197,648
ConocoPhillips, 6.50%, 02/01/39(a)	100	113,440
ConocoPhillips Co.
5.05%, 09/15/33	70	70,633
3.76%, 03/15/42(a)	370	307,393
4.30%, 11/15/44	171	149,947
3.80%, 03/15/52	62	48,414
5.30%, 05/15/53(a)	160	158,877
5.55%, 03/15/54(a)	150	154,595
4.03%, 03/15/62	200	158,497
5.70%, 09/15/63(a)	50	52,406
Continental Resources, Inc.
4.38%, 01/15/28	121	116,929
4.90%, 06/01/44(a)	87	72,307
Coterra Energy, Inc.
4.38%, 03/15/29	171	164,620
5.60%, 03/15/34	50	50,377
DCP Midstream Operating LP, 5.60%, 04/01/44(a)	100	97,709
Devon Energy Corp.
5.85%, 12/15/25	87	87,472
5.88%, 06/15/28	112	112,575
5.60%, 07/15/41	87	83,856
4.75%, 05/15/42	231	201,057
5.00%, 06/15/45	87	77,194
Diamondback Energy, Inc.
3.50%, 12/01/29	171	158,182
3.13%, 03/24/31	65	57,584
6.25%, 03/15/33(a)	30	31,983
4.40%, 03/24/51(a)	87	72,070
4.25%, 03/15/52(a)	104	84,181
6.25%, 03/15/53(a)	100	107,885
Eastern Gas Transmission & Storage, Inc., 3.00%, 11/15/29	171	152,781
Enbridge Energy Partners LP
5.88%, 10/15/25	257	258,490
7.38%, 10/15/45	140	164,236
Enbridge, Inc.
1.60%, 10/04/26(a)	79	72,377
5.90%, 11/15/26(a)	85	86,579
4.25%, 12/01/26(a)	171	167,546
3.70%, 07/15/27(a)	171	164,369
6.00%, 11/15/28	60	62,384
3.13%, 11/15/29(a)	130	118,673
6.20%, 11/15/30(a)	35	37,080
5.70%, 03/08/33(a)	290	297,005
2.50%, 08/01/33(a)	171	137,785
4.00%, 11/15/49	96	74,766
3.40%, 08/01/51(a)	100	70,326
6.70%, 11/15/53	85	96,070
Energy Transfer LP
2.90%, 05/15/25	63	61,147
4.75%, 01/15/26	171	169,200
6.05%, 12/01/26	75	76,478
4.20%, 04/15/27(a)	171	166,267
5.50%, 06/01/27(a)	100	100,619
4.00%, 10/01/27	150	144,164

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP (continued)
5.55%, 02/15/28	$100	$101,417
4.95%, 05/15/28(a)	171	169,571
5.25%, 04/15/29(a)	257	257,284
3.75%, 05/15/30(a)	571	526,293
6.40%, 12/01/30	40	42,223
5.75%, 02/15/33(a)	185	187,931
6.55%, 12/01/33	180	193,229
5.55%, 05/15/34(a)	300	300,914
4.90%, 03/15/35	87	82,243
6.50%, 02/01/42(a)	87	92,268
4.95%, 01/15/43(a)	87	76,983
5.15%, 02/01/43	87	77,719
5.95%, 10/01/43	53	52,364
5.30%, 04/01/44	74	68,024
5.00%, 05/15/44(a)	87	76,942
5.35%, 05/15/45(a)	87	80,338
6.13%, 12/15/45(a)	114	114,587
5.30%, 04/15/47	130	118,192
5.40%, 10/01/47	171	157,810
6.00%, 06/15/48	150	149,089
6.25%, 04/15/49	171	175,503
5.00%, 05/15/50	184	161,436
5.95%, 05/15/54	110	109,774
Enterprise Products Operating LLC
5.05%, 01/10/26	70	69,950
3.70%, 02/15/26(a)	334	326,343
4.60%, 01/11/27	50	49,696
3.95%, 02/15/27(a)	191	186,510
4.15%, 10/16/28(a)	171	166,339
3.13%, 07/31/29(a)	199	183,558
2.80%, 01/31/30(a)	149	133,549
5.35%, 01/31/33(a)	70	71,449
4.85%, 01/31/34(a)	150	147,753
5.95%, 02/01/41	53	56,090
4.45%, 02/15/43	142	126,642
4.85%, 03/15/44	121	113,080
4.90%, 05/15/46	189	176,624
4.25%, 02/15/48(a)	150	128,366
4.80%, 02/01/49(a)	171	157,494
4.20%, 01/31/50	192	162,310
3.70%, 01/31/51	75	57,945
3.20%, 02/15/52	121	84,763
3.30%, 02/15/53(a)	204	144,768
4.95%, 10/15/54	100	93,308
3.95%, 01/31/60	100	77,740
(3-mo. CME Term SOFR + 2.83%), 5.38%, 02/15/78(b)	171	159,367
Series E, (3-mo. CME Term SOFR + 3.29%), 5.25%, 08/16/77(b)	130	123,358
EOG Resources, Inc.
3.15%, 04/01/25	80	78,285
4.95%, 04/15/50	87	82,759
EQT Corp.
3.90%, 10/01/27(a)	140	133,075
5.00%, 01/15/29	70	68,572
7.00%, 02/01/30(a)	79	83,933
5.75%, 02/01/34	50	49,835
Equinor ASA
2.88%, 04/06/25(a)	341	333,054
3.13%, 04/06/30(a)	171	156,998
2.38%, 05/22/30(a)	171	149,737
5.10%, 08/17/40(a)	189	188,707

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Equinor ASA (continued)
4.25%, 11/23/41(a)	$75	$67,149
4.80%, 11/08/43(a)	200	189,939
3.25%, 11/18/49	130	94,702
3.70%, 04/06/50(a)	171	135,579
Exxon Mobil Corp.
3.04%, 03/01/26(a)	108	104,600
2.28%, 08/16/26	87	82,370
3.29%, 03/19/27(a)	140	135,431
2.44%, 08/16/29	87	78,109
3.48%, 03/19/30	189	178,143
2.61%, 10/15/30(a)	440	389,874
3.00%, 08/16/39	87	68,066
4.23%, 03/19/40	206	187,664
4.11%, 03/01/46	171	147,487
3.10%, 08/16/49	257	183,553
4.33%, 03/19/50	283	250,428
3.45%, 04/15/51(a)	200	151,517
Hess Corp.(a)
7.13%, 03/15/33	171	193,528
5.60%, 02/15/41	96	97,835
5.80%, 04/01/47	171	175,821
HF Sinclair Corp., 5.88%, 04/01/26	87	87,582
Kinder Morgan Energy Partners LP
5.80%, 03/15/35(a)	171	173,507
6.50%, 02/01/37	74	77,358
6.95%, 01/15/38(a)	214	234,174
6.38%, 03/01/41(a)	87	90,132
5.00%, 08/15/42(a)	75	66,847
5.00%, 03/01/43	87	76,959
5.50%, 03/01/44	130	123,690
5.40%, 09/01/44	87	80,901
Kinder Morgan, Inc.
4.30%, 06/01/25	71	69,991
4.30%, 03/01/28(a)	257	250,812
5.00%, 02/01/29	80	79,671
2.00%, 02/15/31(a)	155	127,480
7.75%, 01/15/32	171	194,061
4.80%, 02/01/33	100	95,597
5.20%, 06/01/33(a)	260	256,054
5.40%, 02/01/34(a)	100	99,599
5.30%, 12/01/34(a)	87	85,537
5.55%, 06/01/45	214	204,196
5.20%, 03/01/48(a)	64	57,594
3.60%, 02/15/51	71	49,562
5.45%, 08/01/52(a)	100	94,383
Marathon Oil Corp.
5.30%, 04/01/29	50	49,909
5.70%, 04/01/34(a)	50	49,998
6.60%, 10/01/37(a)	87	91,531
5.20%, 06/01/45	87	78,114
Marathon Petroleum Corp.
4.70%, 05/01/25	171	169,548
3.80%, 04/01/28	171	164,067
6.50%, 03/01/41	150	163,093
4.75%, 09/15/44	87	77,410
4.50%, 04/01/48(a)	100	84,453
MPLX LP
4.88%, 06/01/25(a)	87	86,272
1.75%, 03/01/26(a)	125	116,849
4.13%, 03/01/27(a)	171	166,644
4.00%, 03/15/28	171	164,654
2.65%, 08/15/30	153	131,596

42

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
MPLX LP (continued)
4.95%, 09/01/32(a)	$340	$330,273
5.00%, 03/01/33	55	53,391
4.50%, 04/15/38(a)	300	266,412
5.20%, 12/01/47	87	79,971
4.70%, 04/15/48	100	85,307
5.50%, 02/15/49(a)	121	115,187
4.95%, 03/14/52(a)	149	130,876
5.65%, 03/01/53	25	24,453
4.90%, 04/15/58	100	83,752
Occidental Petroleum Corp.(a)
6.45%, 09/15/36	500	533,133
6.60%, 03/15/46	300	323,318
ONEOK Partners LP, 6.13%, 02/01/41	75	77,602
ONEOK, Inc.
5.85%, 01/15/26(a)	171	172,624
5.55%, 11/01/26	100	100,915
4.55%, 07/15/28(a)	87	85,334
5.65%, 11/01/28	100	102,220
4.35%, 03/15/29(a)	171	165,714
3.10%, 03/15/30(a)	171	152,913
3.25%, 06/01/30	75	67,793
5.80%, 11/01/30	75	77,264
6.10%, 11/15/32(a)	100	104,769
6.05%, 09/01/33(a)	400	417,182
4.25%, 09/15/46	87	69,897
4.95%, 07/13/47	171	150,309
4.20%, 10/03/47(a)	140	110,692
5.20%, 07/15/48	87	79,867
3.95%, 03/01/50(a)	79	58,259
4.50%, 03/15/50	87	70,942
7.15%, 01/15/51	50	56,297
6.63%, 09/01/53(a)	150	165,315
Ovintiv, Inc.
5.65%, 05/15/25	60	60,010
5.38%, 01/01/26	99	98,597
5.65%, 05/15/28(a)	60	60,992
8.13%, 09/15/30(a)	70	78,969
7.20%, 11/01/31	80	86,725
7.38%, 11/01/31(a)	87	95,326
6.25%, 07/15/33	40	41,588
6.50%, 08/15/34(a)	87	92,289
6.63%, 08/15/37(a)	50	52,195
7.10%, 07/15/53	40	44,753
Phillips 66
2.15%, 12/15/30(a)	171	143,452
4.65%, 11/15/34	233	221,812
5.88%, 05/01/42	74	77,743
4.88%, 11/15/44	214	199,748
3.30%, 03/15/52(a)	68	47,564
Phillips 66 Co.
3.55%, 10/01/26	87	84,022
4.95%, 12/01/27(a)	45	45,028
3.15%, 12/15/29	65	58,997
5.25%, 06/15/31(a)	50	50,667
5.30%, 06/30/33(a)	110	110,681
4.90%, 10/01/46	87	80,041
5.65%, 06/15/54	50	50,739
Pioneer Natural Resources Co.
5.10%, 03/29/26	95	94,880
1.90%, 08/15/30(a)	206	173,050
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26	87	85,416

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline LP/PAA Finance Corp. (continued)
3.55%, 12/15/29(a)	$171	$156,925
5.15%, 06/01/42(a)	50	45,133
4.70%, 06/15/44	130	110,339
4.90%, 02/15/45	100	87,015
Sabine Pass Liquefaction LLC
5.88%, 06/30/26(a)	171	172,350
5.00%, 03/15/27	171	170,500
4.20%, 03/15/28	171	165,567
4.50%, 05/15/30(a)	141	135,601
5.90%, 09/15/37	60	62,309
Shell International Finance BV
3.25%, 05/11/25	214	209,769
2.88%, 05/10/26(a)	257	246,787
2.50%, 09/12/26(a)	171	162,070
3.88%, 11/13/28(a)	171	165,743
2.38%, 11/07/29	171	152,101
4.13%, 05/11/35(a)	130	121,605
6.38%, 12/15/38(a)	275	311,154
5.50%, 03/25/40(a)	75	78,321
2.88%, 11/26/41	87	64,610
4.55%, 08/12/43	121	112,374
4.38%, 05/11/45(a)	200	178,837
4.00%, 05/10/46(a)	514	432,350
3.75%, 09/12/46	155	125,158
3.13%, 11/07/49(a)	162	115,003
3.25%, 04/06/50(a)	200	145,188
Spectra Energy Partners LP, 4.50%, 03/15/45	140	118,382
Suncor Energy, Inc.
6.50%, 06/15/38(a)	257	273,957
6.85%, 06/01/39	87	95,476
4.00%, 11/15/47(a)	171	132,819
3.75%, 03/04/51(a)	79	58,558
Targa Resources Corp.
5.20%, 07/01/27(a)	50	49,928
6.15%, 03/01/29(a)	135	140,698
4.20%, 02/01/33	81	73,848
6.13%, 03/15/33	50	52,164
6.50%, 03/30/34	250	268,619
4.95%, 04/15/52	73	63,958
6.25%, 07/01/52	50	51,902
6.50%, 02/15/53(a)	50	53,579
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27	71	71,785
5.00%, 01/15/28(a)	71	69,986
6.88%, 01/15/29(a)	71	73,054
5.50%, 03/01/30	104	103,488
4.88%, 02/01/31	104	99,558
4.00%, 01/15/32	104	93,609
TC PipeLines LP, 3.90%, 05/25/27(a)	78	74,610
TotalEnergies Capital International SA
3.46%, 07/12/49	87	65,577
3.13%, 05/29/50(a)	171	121,779
3.39%, 06/29/60	171	120,074
TotalEnergies Capital SA, 3.88%, 10/11/28(a)	300	290,405
TransCanada PipeLines Ltd.
4.88%, 01/15/26	148	146,992
4.25%, 05/15/28	630	610,771
4.10%, 04/15/30(a)	257	242,708
2.50%, 10/12/31(a)	87	72,378
4.63%, 03/01/34(a)	130	122,725

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
TransCanada PipeLines Ltd. (continued)
5.60%, 03/31/34	$87	$88,094
6.20%, 10/15/37	70	73,147
4.75%, 05/15/38	64	58,860
7.25%, 08/15/38	87	99,653
7.63%, 01/15/39(a)	87	103,093
5.00%, 10/16/43	133	120,953
4.88%, 05/15/48	130	115,607
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26(a)	87	90,247
4.00%, 03/15/28	130	125,238
4.45%, 08/01/42(a)	87	76,798
3.95%, 05/15/50(a)	87	68,774
Valero Energy Corp.
2.15%, 09/15/27(a)	191	174,183
4.35%, 06/01/28(a)	131	128,019
6.63%, 06/15/37	75	81,760
4.90%, 03/15/45(a)	87	80,106
3.65%, 12/01/51(a)	175	126,651
4.00%, 06/01/52(a)	51	39,256
Valero Energy Partners LP, 4.50%, 03/15/28	87	85,376
Western Midstream Operating LP
6.15%, 04/01/33	200	205,063
5.45%, 04/01/44(a)	200	183,823
5.25%, 02/01/50	100	89,452
Williams Cos., Inc.
4.00%, 09/15/25	87	85,340
5.40%, 03/02/26(a)	55	55,141
3.75%, 06/15/27(a)	130	125,101
5.30%, 08/15/28	200	201,694
4.90%, 03/15/29	50	49,669
3.50%, 11/15/30	200	181,767
2.60%, 03/15/31	211	179,777
4.65%, 08/15/32(a)	250	240,929
5.65%, 03/15/33(a)	100	102,598
5.15%, 03/15/34	50	49,549
6.30%, 04/15/40(a)	87	91,787
5.40%, 03/04/44	171	161,775
5.10%, 09/15/45(a)	155	143,405
4.85%, 03/01/48	87	77,570
5.30%, 08/15/52	130	124,166

		46,772,882

Paper & Forest Products — 0.0%
Georgia-Pacific LLC, 8.88%, 05/15/31	92	113,257
International Paper Co.
4.80%, 06/15/44	77	69,525
4.40%, 08/15/47(a)	237	198,560
4.35%, 08/15/48(a)	100	84,459
Suzano Austria GmbH
6.00%, 01/15/29	200	200,740
3.75%, 01/15/31(a)	261	230,496
Suzano International Finance BV, 5.50%, 01/17/27(a)	171	170,626

		1,067,663

Passenger Airlines — 0.1%
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 12/15/29	59	53,886
Series 2019-1, Class AA, 3.15%, 08/15/33(a)	134	119,620
Series 2021-1, Class A, 2.88%, 01/11/36	157	133,520

Security	Par (000)	Value

Passenger Airlines (continued)
JetBlue Pass-Through Trust, Series 2019-1, Class AA, 2.75%, 11/15/33(a)	$132	$113,946
Southwest Airlines Co.
5.25%, 05/04/25(a)	267	265,935
5.13%, 06/15/27(a)	213	212,579
2.63%, 02/10/30	191	166,111
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30(a)	57	52,401
Series 2019-2, Class AA, 2.70%, 11/01/33(a)	193	164,698
Series 2020-1, Class A, 5.88%, 04/15/29(a)	184	183,263
Series 2023-1, Class A, 4.30%, 02/15/27	37	36,276
Series 2023-1, Class A, 5.80%, 07/15/37(a)	124	126,083

		1,628,318

Personal Care Products — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/25(a)	140	136,682
4.80%, 03/02/26(a)	20	20,061
3.10%, 08/15/27(a)	115	110,042
4.60%, 03/01/28(a)	20	20,212
3.25%, 08/15/32	65	58,791
4.60%, 03/01/33(a)	20	20,052
3.70%, 08/01/47(a)	130	108,548
Estee Lauder Cos, Inc., 5.00%, 02/14/34	25	24,800
Estee Lauder Cos., Inc.
3.15%, 03/15/27(a)	171	163,768
2.38%, 12/01/29(a)	69	60,671
2.60%, 04/15/30(a)	87	76,518
4.15%, 03/15/47(a)	87	73,118
3.13%, 12/01/49	119	82,127
5.15%, 05/15/53	100	97,249
Haleon U.S. Capital LLC
3.38%, 03/24/27(a)	290	277,523
3.38%, 03/24/29(a)	265	246,456
3.63%, 03/24/32	338	304,609
Kenvue, Inc.(a)
5.05%, 03/22/28	120	121,289
5.00%, 03/22/30	90	90,940
4.90%, 03/22/33	160	159,865
5.10%, 03/22/43	70	69,615
5.05%, 03/22/53	110	107,718
5.20%, 03/22/63	55	54,409
Procter & Gamble Co.
0.55%, 10/29/25(a)	216	202,096
4.10%, 01/26/26(a)	150	148,555
1.00%, 04/23/26(a)	98	90,961
2.85%, 08/11/27(a)	87	82,459
4.35%, 01/29/29(a)	50	49,897
3.00%, 03/25/30(a)	171	157,422
1.20%, 10/29/30	275	224,934
1.95%, 04/23/31(a)	171	145,392
2.30%, 02/01/32(a)	100	86,177
4.55%, 01/29/34(a)	50	49,725
3.55%, 03/25/40	87	74,463
3.60%, 03/25/50(a)	171	141,104
Unilever Capital Corp.
3.10%, 07/30/25	250	243,822
2.00%, 07/28/26(a)	260	243,793
2.90%, 05/05/27(a)	260	246,463
4.88%, 09/08/28(a)	100	101,096
2.13%, 09/06/29	174	153,307

44

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Personal Care Products (continued)
Unilever Capital Corp. (continued)
1.38%, 09/14/30	$100	$81,276
1.75%, 08/12/31(a)	174	142,124
5.00%, 12/08/33(a)	100	101,114

		5,251,243

Pharmaceuticals — 1.3%
AbbVie, Inc.
3.60%, 05/14/25(a)	257	252,239
3.20%, 05/14/26	245	236,470
2.95%, 11/21/26(a)	341	324,768
4.80%, 03/15/27(a)	225	225,232
4.25%, 11/14/28(a)	427	419,473
4.80%, 03/15/29	225	225,330
3.20%, 11/21/29	1,000	921,497
4.95%, 03/15/31	120	120,856
5.05%, 03/15/34(a)	331	335,103
4.55%, 03/15/35	110	106,320
4.50%, 05/14/35	249	239,372
4.30%, 05/14/36	70	65,721
4.05%, 11/21/39	408	363,283
4.63%, 10/01/42	200	186,504
4.40%, 11/06/42	240	217,836
5.35%, 03/15/44(a)	70	71,376
4.85%, 06/15/44	214	204,414
4.75%, 03/15/45	116	109,242
4.70%, 05/14/45	627	586,304
4.45%, 05/14/46	214	192,162
4.88%, 11/14/48(a)	171	163,564
4.25%, 11/21/49(a)	500	433,027
5.40%, 03/15/54(a)	330	339,667
5.50%, 03/15/64	60	61,704
Astrazeneca Finance LLC
1.20%, 05/28/26	171	157,958
4.80%, 02/26/27	100	99,957
4.88%, 03/03/28	100	100,241
1.75%, 05/28/28	149	132,294
4.85%, 02/26/29	100	100,282
4.90%, 03/03/30	50	50,378
4.90%, 02/26/31	100	100,330
2.25%, 05/28/31(a)	80	67,576
4.88%, 03/03/33	100	99,791
5.00%, 02/26/34(a)	100	100,411
AstraZeneca PLC
0.70%, 04/08/26	189	173,831
3.13%, 06/12/27(a)	87	82,821
4.00%, 01/17/29	257	249,224
1.38%, 08/06/30	189	154,258
6.45%, 09/15/37	275	310,871
4.38%, 11/16/45	163	146,032
4.38%, 08/17/48	155	138,389
Bristol-Myers Squibb Co.
4.95%, 02/20/26	75	74,985
3.20%, 06/15/26(a)	449	432,852
4.90%, 02/22/27(a)	50	50,112
3.90%, 02/20/28	171	166,063
4.90%, 02/22/29	70	70,295
3.40%, 07/26/29	149	139,961
1.45%, 11/13/30(a)	130	105,576
5.75%, 02/01/31(a)	100	104,954
5.10%, 02/22/31	35	35,338
2.95%, 03/15/32	130	113,547

Security	Par (000)	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co.(continued)
5.90%, 11/15/33(a)	$75	$80,147
5.20%, 02/22/34	205	208,142
4.13%, 06/15/39(a)	287	254,322
3.55%, 03/15/42	75	60,149
5.50%, 02/22/44	30	30,703
4.63%, 05/15/44	250	229,947
5.00%, 08/15/45	170	162,808
4.35%, 11/15/47	140	120,888
4.55%, 02/20/48	135	120,763
4.25%, 10/26/49	400	341,599
2.55%, 11/13/50(a)	100	61,544
3.70%, 03/15/52	257	197,335
6.25%, 11/15/53	65	73,219
5.55%, 02/22/54(a)	430	442,205
3.90%, 03/15/62(a)	71	54,128
6.40%, 11/15/63	165	188,580
5.65%, 02/22/64	150	154,316
Cigna Group
3.25%, 04/15/25(a)	75	73,340
4.50%, 02/25/26(a)	57	56,302
1.25%, 03/15/26	37	34,274
3.40%, 03/01/27	130	124,565
3.05%, 10/15/27	171	160,488
5.00%, 05/15/29(a)	50	50,071
2.40%, 03/15/30(a)	149	128,670
2.38%, 03/15/31	75	63,164
5.13%, 05/15/31(a)	50	50,046
5.40%, 03/15/33(a)	70	71,273
5.25%, 02/15/34(a)	350	349,503
4.80%, 08/15/38	171	160,655
3.20%, 03/15/40(a)	171	129,444
4.80%, 07/15/46	214	194,531
3.88%, 10/15/47(a)	130	101,682
4.90%, 12/15/48	257	234,108
3.40%, 03/15/50	171	121,643
3.40%, 03/15/51	200	142,678
5.60%, 02/15/54	50	50,186
CVS Health Corp.
3.88%, 07/20/25	163	159,934
5.00%, 02/20/26(a)	75	74,738
2.88%, 06/01/26	300	286,008
3.63%, 04/01/27	62	59,642
1.30%, 08/21/27(a)	257	227,796
4.30%, 03/25/28(a)	395	385,471
5.00%, 01/30/29(a)	100	100,277
3.25%, 08/15/29	191	175,179
5.13%, 02/21/30(a)	80	80,241
3.75%, 04/01/30	298	277,683
1.75%, 08/21/30(a)	353	289,957
5.25%, 01/30/31(a)	75	75,560
1.88%, 02/28/31(a)	212	172,734
2.13%, 09/15/31	79	64,486
5.25%, 02/21/33	80	80,022
5.30%, 06/01/33(a)	100	100,235
4.88%, 07/20/35(a)	171	164,452
4.78%, 03/25/38(a)	627	579,021
4.13%, 04/01/40(a)	140	117,938
2.70%, 08/21/40	122	84,697
5.30%, 12/05/43	200	189,860
5.13%, 07/20/45	369	340,048
5.05%, 03/25/48	800	726,542

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
CVS Health Corp. (continued)
4.25%, 04/01/50	$104	$84,272
5.63%, 02/21/53(a)	80	78,565
5.88%, 06/01/53	100	101,731
6.00%, 06/01/63(a)	100	103,238
Eli Lilly & Co.
2.75%, 06/01/25	45	43,818
4.50%, 02/09/27	100	99,717
3.10%, 05/15/27(a)	130	123,746
4.50%, 02/09/29(a)	100	99,651
3.38%, 03/15/29(a)	171	162,198
4.70%, 02/27/33(a)	50	49,871
4.70%, 02/09/34	600	596,658
3.70%, 03/01/45(a)	171	141,420
4.88%, 02/27/53	45	43,944
5.00%, 02/09/54	70	69,606
4.15%, 03/15/59(a)	200	170,379
2.50%, 09/15/60	104	61,278
4.95%, 02/27/63	100	97,272
5.10%, 02/09/64	100	99,521
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29(a)	171	161,156
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	171	168,287
3.88%, 05/15/28(a)	171	166,266
5.38%, 04/15/34(a)	87	92,933
6.38%, 05/15/38	200	226,145
4.20%, 03/18/43	104	93,012
Johnson & Johnson
2.45%, 03/01/26	405	388,056
2.95%, 03/03/27(a)	250	239,459
2.90%, 01/15/28(a)	171	161,985
4.38%, 12/05/33(a)	87	86,705
3.55%, 03/01/36(a)	330	293,435
3.63%, 03/03/37	87	77,206
5.95%, 08/15/37(a)	200	221,484
4.50%, 09/01/40	159	152,610
4.50%, 12/05/43	130	124,549
3.70%, 03/01/46	87	72,651
3.50%, 01/15/48(a)	214	170,378
2.45%, 09/01/60(a)	107	63,715
Mead Johnson Nutrition Co.
4.13%, 11/15/25	171	167,723
4.60%, 06/01/44	87	77,656
Merck & Co., Inc.
1.70%, 06/10/27	160	145,827
4.05%, 05/17/28(a)	45	44,236
1.90%, 12/10/28(a)	165	146,341
4.30%, 05/17/30(a)	80	78,235
1.45%, 06/24/30(a)	257	211,662
4.50%, 05/17/33	45	44,002
6.55%, 09/15/37(a)	300	342,592
3.90%, 03/07/39	87	76,884
4.15%, 05/18/43(a)	130	114,885
4.90%, 05/17/44	60	58,299
3.70%, 02/10/45	160	130,574
4.00%, 03/07/49	171	143,587
2.45%, 06/24/50(a)	171	105,983
2.75%, 12/10/51	200	130,751
5.00%, 05/17/53	45	44,057
2.90%, 12/10/61(a)	71	44,591
5.15%, 05/17/63(a)	135	133,698
Merck Sharp & Dohme Corp., 5.75%, 11/15/36(a)	130	140,053

Security	Par (000)	Value

Pharmaceuticals (continued)
Mylan, Inc.
4.55%, 04/15/28	$140	$135,261
5.40%, 11/29/43(a)	87	76,320
5.20%, 04/15/48	96	79,350
Novartis Capital Corp.
3.00%, 11/20/25	189	183,569
2.00%, 02/14/27(a)	87	81,035
3.10%, 05/17/27(a)	427	408,629
2.20%, 08/14/30(a)	171	148,375
4.40%, 05/06/44(a)	214	197,119
4.00%, 11/20/45	130	112,372
2.75%, 08/14/50(a)	90	60,924
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/25	340	337,799
4.45%, 05/19/26(a)	340	336,466
4.45%, 05/19/28(a)	340	335,162
4.75%, 05/19/33	355	349,527
5.11%, 05/19/43(a)	300	293,356
5.30%, 05/19/53	780	775,503
5.34%, 05/19/63	300	293,965
Pfizer, Inc.
0.80%, 05/28/25(a)	265	252,505
2.75%, 06/03/26(a)	60	57,539
3.00%, 12/15/26(a)	130	124,431
3.60%, 09/15/28(a)	341	326,933
3.45%, 03/15/29(a)	140	132,559
2.63%, 04/01/30(a)	171	152,317
1.70%, 05/28/30(a)	142	119,290
1.75%, 08/18/31	171	139,526
4.00%, 12/15/36(a)	87	79,142
4.10%, 09/15/38(a)	171	154,678
3.90%, 03/15/39	87	75,304
7.20%, 03/15/39(a)	84	101,272
2.55%, 05/28/40	86	61,433
5.60%, 09/15/40(a)	200	208,228
4.30%, 06/15/43(a)	87	77,288
4.40%, 05/15/44(a)	87	79,727
4.13%, 12/15/46(a)	257	219,655
4.20%, 09/15/48	87	74,853
4.00%, 03/15/49	171	143,052
2.70%, 05/28/50(a)	240	160,721
Sanofi SA, 3.63%, 06/19/28	341	329,695
Shire Acquisitions Investments Ireland DAC,
3.20%, 09/23/26	324	309,902
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28	200	200,297
2.05%, 03/31/30	400	339,179
3.03%, 07/09/40	200	150,719
3.18%, 07/09/50	200	139,380
Utah Acquisition Sub, Inc.
3.95%, 06/15/26	87	84,054
5.25%, 06/15/46	87	72,177
Viatris, Inc.
1.65%, 06/22/25	171	162,613
2.30%, 06/22/27(a)	171	155,273
3.85%, 06/22/40(a)	171	126,292
4.00%, 06/22/50	200	137,784
Wyeth LLC(a)
6.50%, 02/01/34	87	96,362
5.95%, 04/01/37	87	93,986
Zoetis, Inc.
3.90%, 08/20/28(a)	171	164,536

46

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Zoetis, Inc. (continued)
2.00%, 05/15/30(a)	$71	$59,826
4.70%, 02/01/43	71	64,997
3.95%, 09/12/47(a)	87	70,634
4.45%, 08/20/48(a)	87	76,807
3.00%, 05/15/50(a)	71	48,908

		37,246,889
Professional Services — 0.0%
Concentrix Corp.
6.65%, 08/02/26	50	50,383
6.60%, 08/02/28(a)	50	50,561
6.85%, 08/02/33(a)	50	49,674
Jacobs Engineering Group, Inc.(a)
6.35%, 08/18/28	100	103,358
5.90%, 03/01/33	75	75,923
Verisk Analytics, Inc.
4.00%, 06/15/25	87	85,477
4.13%, 03/15/29	87	83,698
5.75%, 04/01/33(a)	55	57,173
3.63%, 05/15/50	58	42,947

		599,194
Real Estate Management & Development — 0.0%
CBRE Services, Inc.
4.88%, 03/01/26	87	86,081
2.50%, 04/01/31(a)	107	88,542
5.95%, 08/15/34	25	25,657
Essential Properties LP, 2.95%, 07/15/31(a)	41	33,253
Jones Lang LaSalle, Inc., 6.88%, 12/01/28(a)	25	26,474

		260,007
Residential REITs — 0.1%
AvalonBay Communities, Inc.
3.45%, 06/01/25	74	72,494
3.20%, 01/15/28	191	179,585
1.90%, 12/01/28(a)	104	91,160
3.30%, 06/01/29(a)	64	59,285
2.05%, 01/15/32(a)	130	106,864
5.30%, 12/07/33(a)	25	25,293
3.90%, 10/15/46	87	68,939
Camden Property Trust
5.85%, 11/03/26(a)	25	25,474
2.80%, 05/15/30	257	227,931
4.90%, 01/15/34	25	24,327
ERP Operating LP
3.25%, 08/01/27	87	82,010
3.50%, 03/01/28(a)	171	162,026
3.00%, 07/01/29(a)	128	116,310
2.50%, 02/15/30	72	63,009
1.85%, 08/01/31(a)	76	61,702
4.50%, 06/01/45(a)	87	74,678
Invitation Homes Operating Partnership LP
2.30%, 11/15/28(a)	79	69,900
5.45%, 08/15/30(a)	60	60,181
2.00%, 08/15/31	70	55,621
5.50%, 08/15/33	90	89,653
2.70%, 01/15/34	87	69,252
NNN REIT, Inc.
5.60%, 10/15/33	50	50,624
3.10%, 04/15/50(a)	171	112,188
3.00%, 04/15/52(a)	82	52,776
Realty Income Corp.
0.75%, 03/15/26(a)	100	91,656

Security	Par (000)	Value

Residential REITs (continued)
Realty Income Corp. (continued)
4.13%, 10/15/26(a)	$171	$166,995
3.00%, 01/15/27	171	161,560
3.95%, 08/15/27(a)	87	84,315
3.40%, 01/15/28	87	82,096
4.70%, 12/15/28	40	39,397
4.75%, 02/15/29(a)	50	49,384
3.25%, 06/15/29(a)	48	44,190
4.00%, 07/15/29(a)	75	71,236
3.10%, 12/15/29(a)	87	78,977
3.40%, 01/15/30(a)	87	79,220
3.25%, 01/15/31	116	103,482
5.63%, 10/13/32(a)	90	91,875
1.80%, 03/15/33(a)	72	54,547
4.90%, 07/15/33	60	57,972
5.13%, 02/15/34(a)	50	49,064
4.65%, 03/15/47	100	88,354
Store Capital LLC, 2.70%, 12/01/31(a)	87	68,456
Tanger Properties LP, 3.88%, 07/15/27(a)	171	158,797
UDR, Inc.
4.40%, 01/26/29	171	164,995
3.20%, 01/15/30	87	78,829
3.00%, 08/15/31(a)	87	75,518
1.90%, 03/15/33(a)	87	65,909

		4,008,106
Retail REITs — 0.1%
Federal Realty OP LP(a)
3.25%, 07/15/27	87	81,438
5.38%, 05/01/28	40	40,114
3.50%, 06/01/30	140	126,340
Regency Centers LP
2.95%, 09/15/29(a)	71	63,527
3.70%, 06/15/30	87	80,227
4.40%, 02/01/47(a)	87	71,394
Simon Property Group LP
3.30%, 01/15/26	257	248,408
1.38%, 01/15/27	121	110,057
3.38%, 06/15/27(a)	130	123,992
2.45%, 09/13/29	87	76,445
2.65%, 07/15/30	171	149,337
2.25%, 01/15/32(a)	121	98,888
2.65%, 02/01/32(a)	200	168,547
5.50%, 03/08/33(a)	100	101,836
4.75%, 03/15/42	74	66,783
4.25%, 10/01/44(a)	87	72,055
4.25%, 11/30/46(a)	87	71,635
3.25%, 09/13/49(a)	114	79,746
5.85%, 03/08/53	100	102,990
6.65%, 01/15/54	35	40,045
SITE Centers Corp., 4.25%, 02/01/26(a)	87	85,668

		2,059,472
Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc.
3.92%, 06/01/32	75	70,535
4.39%, 06/01/52(a)	85	75,369
Analog Devices, Inc.
3.50%, 12/05/26	130	125,601
1.70%, 10/01/28	30	26,357
2.10%, 10/01/31(a)	75	62,198
2.80%, 10/01/41(a)	149	108,167
2.95%, 10/01/51(a)	65	44,080

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Applied Materials, Inc.
3.90%, 10/01/25	$57	$56,071
3.30%, 04/01/27	171	164,370
1.75%, 06/01/30	72	60,660
5.85%, 06/15/41(a)	75	81,492
4.35%, 04/01/47	130	117,127
2.75%, 06/01/50(a)	87	59,643
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27	270	261,746
3.50%, 01/15/28(a)	87	82,376
Broadcom, Inc.
3.15%, 11/15/25	62	59,976
3.46%, 09/15/26(a)	341	327,985
1.95%, 02/15/28(d)	67	59,745
4.00%, 04/15/29(d)	95	90,496
4.15%, 11/15/30(a)	125	118,198
2.45%, 02/15/31(d)	300	252,906
4.15%, 04/15/32(d)	108	100,196
4.30%, 11/15/32(a)	206	193,559
2.60%, 02/15/33(a)(d)	275	223,344
3.42%, 04/15/33(d)	202	175,114
3.47%, 04/15/34(d)	469	401,890
3.14%, 11/15/35(a)(d)	257	207,631
3.19%, 11/15/36(d)	200	159,170
4.93%, 05/15/37(d)	377	357,798
3.50%, 02/15/41(d)	179	138,933
3.75%, 02/15/51(a)(d)	225	170,428
Intel Corp.
3.70%, 07/29/25(a)	171	167,582
4.88%, 02/10/26	110	109,642
3.75%, 03/25/27(a)	140	135,906
3.75%, 08/05/27(a)	100	96,686
4.88%, 02/10/28(a)	115	115,284
1.60%, 08/12/28	63	55,283
4.00%, 08/05/29(a)	100	96,735
2.45%, 11/15/29	171	151,465
5.13%, 02/10/30	110	111,673
3.90%, 03/25/30	300	285,449
5.00%, 02/21/31(a)	45	45,046
2.00%, 08/12/31(a)	87	71,492
4.15%, 08/05/32(a)	200	189,952
5.20%, 02/10/33(a)	160	162,219
5.15%, 02/21/34	60	60,137
2.80%, 08/12/41	63	45,548
5.63%, 02/10/43(a)	45	46,528
4.10%, 05/19/46(a)	427	360,860
4.10%, 05/11/47	87	72,896
3.73%, 12/08/47	240	186,458
3.25%, 11/15/49	300	211,666
4.75%, 03/25/50	200	181,160
3.05%, 08/12/51	320	215,697
4.90%, 08/05/52	300	280,051
5.70%, 02/10/53(a)	130	134,384
5.60%, 02/21/54	30	30,567
3.10%, 02/15/60(a)	87	55,252
4.95%, 03/25/60(a)	121	112,787
3.20%, 08/12/61(a)	63	41,016
5.05%, 08/05/62	100	94,038
5.90%, 02/10/63	110	116,704
KLA Corp.
4.10%, 03/15/29(a)	87	84,965
4.65%, 07/15/32	50	49,203
4.70%, 02/01/34(a)	50	49,226

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
KLA Corp. (continued)
3.30%, 03/01/50	$184	$135,061
4.95%, 07/15/52(a)	90	86,747
5.25%, 07/15/62(a)	75	74,311
Lam Research Corp.
1.90%, 06/15/30	141	119,191
4.88%, 03/15/49	171	162,847
2.88%, 06/15/50	76	51,898
Marvell Technology, Inc.
1.65%, 04/15/26(a)	154	143,236
2.45%, 04/15/28	171	154,179
2.95%, 04/15/31	82	70,841
Microchip Technology, Inc.
4.25%, 09/01/25(a)	171	168,192
5.05%, 03/15/29	50	50,008
Micron Technology, Inc.
4.98%, 02/06/26	87	86,529
5.38%, 04/15/28	60	60,592
5.33%, 02/06/29(a)	87	87,791
6.75%, 11/01/29	150	161,004
4.66%, 02/15/30(a)	130	126,982
5.30%, 01/15/31	40	40,231
5.88%, 02/09/33	50	51,740
5.88%, 09/15/33(a)	60	62,206
3.37%, 11/01/41	87	64,636
3.48%, 11/01/51(a)	87	61,946
NVIDIA Corp.
3.20%, 09/16/26	171	165,161
1.55%, 06/15/28(a)	125	111,441
2.85%, 04/01/30(a)	114	103,475
2.00%, 06/15/31(a)	121	102,241
3.50%, 04/01/40	122	103,295
3.50%, 04/01/50	257	204,602
3.70%, 04/01/60(a)	52	41,443
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25	85	82,389
3.88%, 06/18/26(a)	81	78,750
4.40%, 06/01/27(a)	90	88,215
4.30%, 06/18/29	171	164,487
3.40%, 05/01/30	80	72,526
2.50%, 05/11/31	149	124,820
2.65%, 02/15/32	67	55,577
5.00%, 01/15/33	112	109,455
3.25%, 05/11/41(a)	87	64,310
3.13%, 02/15/42	87	62,423
3.25%, 11/30/51(a)	75	51,020
Qorvo, Inc., 4.38%, 10/15/29(a)	96	89,981
QUALCOMM, Inc.
3.25%, 05/20/27(a)	87	83,367
1.30%, 05/20/28(a)	184	161,323
2.15%, 05/20/30	105	91,095
1.65%, 05/20/32	142	112,480
4.25%, 05/20/32	52	50,111
5.40%, 05/20/33(a)	100	104,852
4.65%, 05/20/35(a)	87	86,255
4.80%, 05/20/45(a)	130	124,452
4.30%, 05/20/47	107	94,339
3.25%, 05/20/50(a)	140	103,441
4.50%, 05/20/52	133	119,426
6.00%, 05/20/53	100	111,776
Skyworks Solutions, Inc.(a)
1.80%, 06/01/26	58	53,735
3.00%, 06/01/31	67	56,192

48

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.
1.13%, 09/15/26	$85	$77,735
4.60%, 02/08/27	25	24,964
4.60%, 02/15/28(a)	35	35,012
4.60%, 02/08/29(a)	25	25,039
2.25%, 09/04/29	118	104,515
1.90%, 09/15/31(a)	98	81,661
3.65%, 08/16/32	50	46,424
4.90%, 03/14/33	30	30,303
4.85%, 02/08/34	25	25,120
3.88%, 03/15/39(a)	171	153,013
4.15%, 05/15/48	171	147,218
4.10%, 08/16/52	25	21,214
5.00%, 03/14/53(a)	30	29,434
5.15%, 02/08/54(a)	25	25,096
5.05%, 05/18/63	170	165,560
TSMC Arizona Corp.
2.50%, 10/25/31	390	333,735
4.50%, 04/22/52(a)	200	192,920
Xilinx, Inc., 2.38%, 06/01/30(a)	240	208,240

		15,632,544
Software — 0.6%
Adobe, Inc.
2.15%, 02/01/27	219	204,478
2.30%, 02/01/30(a)	206	181,289
Autodesk, Inc.(a)
2.85%, 01/15/30	74	66,122
2.40%, 12/15/31	133	111,389
Electronic Arts, Inc.
1.85%, 02/15/31	72	58,991
2.95%, 02/15/51(a)	69	46,123
Intuit, Inc.
0.95%, 07/15/25	130	123,158
5.25%, 09/15/26	55	55,515
1.35%, 07/15/27	142	126,986
5.13%, 09/15/28	75	76,283
1.65%, 07/15/30(a)	169	139,687
5.20%, 09/15/33	75	76,386
5.50%, 09/15/53(a)	100	103,807
Microsoft Corp.
3.13%, 11/03/25	300	292,202
2.40%, 08/08/26	382	362,551
3.30%, 02/06/27(a)	766	742,473
3.40%, 06/15/27(a)(d)	171	164,850
1.35%, 09/15/30(d)	69	56,955
3.50%, 02/12/35(a)	200	184,212
3.45%, 08/08/36	104	93,072
3.70%, 08/08/46	171	145,784
2.53%, 06/01/50(a)	600	394,298
2.50%, 09/15/50(a)(d)	140	90,436
2.92%, 03/17/52	550	388,836
4.50%, 02/06/57(a)	341	326,173
2.68%, 06/01/60(a)	792	509,893
3.04%, 03/17/62	292	203,416
Oracle Corp.
2.50%, 04/01/25	621	602,270
2.95%, 05/15/25	87	84,714
5.80%, 11/10/25(a)	40	40,330
1.65%, 03/25/26	154	143,732
2.65%, 07/15/26	1,130	1,069,253

Security	Par (000)	Value

Software (continued)
Oracle Corp. (continued)
2.80%, 04/01/27(a)	$257	$241,027
3.25%, 11/15/27	130	122,369
2.30%, 03/25/28(a)	237	213,994
4.50%, 05/06/28(a)	65	64,033
6.15%, 11/09/29(a)	70	73,776
2.95%, 04/01/30	500	444,924
4.65%, 05/06/30	65	63,740
3.25%, 05/15/30(a)	163	147,788
2.88%, 03/25/31	267	232,150
6.25%, 11/09/32(a)	200	213,988
4.90%, 02/06/33(a)	100	97,905
4.30%, 07/08/34	384	354,153
3.90%, 05/15/35(a)	87	76,346
3.85%, 07/15/36	130	110,837
3.80%, 11/15/37	130	109,009
6.50%, 04/15/38(a)	200	217,365
6.13%, 07/08/39(a)	87	90,958
3.60%, 04/01/40	316	249,094
5.38%, 07/15/40	271	262,875
3.65%, 03/25/41	285	223,781
4.50%, 07/08/44	87	74,368
4.13%, 05/15/45	100	80,720
4.00%, 07/15/46	384	302,503
4.00%, 11/15/47	257	200,631
3.60%, 04/01/50(a)	400	288,990
3.95%, 03/25/51	346	263,630
6.90%, 11/09/52	250	287,663
5.55%, 02/06/53	140	136,953
4.38%, 05/15/55	214	172,228
3.85%, 04/01/60	359	255,507
4.10%, 03/25/61(a)	200	150,187
Roper Technologies, Inc.
1.00%, 09/15/25(a)	108	101,543
3.80%, 12/15/26	87	84,283
1.40%, 09/15/27(a)	65	57,668
2.95%, 09/15/29	76	68,362
2.00%, 06/30/30	67	55,921
1.75%, 02/15/31	86	69,236
Salesforce, Inc.
3.70%, 04/11/28(a)	341	330,842
1.50%, 07/15/28(a)	60	52,775
1.95%, 07/15/31	81	67,239
2.70%, 07/15/41	156	112,887
2.90%, 07/15/51(a)	237	159,867
3.05%, 07/15/61(a)	50	32,611
ServiceNow, Inc., 1.40%, 09/01/30	140	113,272
Take-Two Interactive Software, Inc.
3.55%, 04/14/25	82	80,445
5.00%, 03/28/26(a)	140	139,280
3.70%, 04/14/27	65	62,357
4.95%, 03/28/28(a)	140	139,462
4.00%, 04/14/32(a)	76	70,202
VMware, Inc.
1.40%, 08/15/26	341	311,421
4.70%, 05/15/30	141	137,251
2.20%, 08/15/31	200	162,757
Workday, Inc.
3.50%, 04/01/27	81	77,563

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Workday, Inc. (continued)
3.70%, 04/01/29	$61	$57,522
3.80%, 04/01/32(a)	89	81,041

		15,714,963
Specialized REITs — 0.0%
CubeSmart LP(a)
3.00%, 02/15/30	100	88,302
2.00%, 02/15/31	87	69,983
Public Storage Operating Co.
1.50%, 11/09/26(a)	138	126,655
1.85%, 05/01/28	207	184,248
1.95%, 11/09/28(a)	133	117,271
5.13%, 01/15/29(a)	30	30,487
2.25%, 11/09/31(a)	87	72,210
5.35%, 08/01/53	100	100,452

		789,608
Specialty Retail — 0.0%
Best Buy Co., Inc., 1.95%, 10/01/30(a)	214	177,900
Dick’s Sporting Goods, Inc., 4.10%, 01/15/52	70	50,734
Ross Stores, Inc.(a)
4.60%, 04/15/25	87	86,180
1.88%, 04/15/31	171	140,068
Tractor Supply Co.
1.75%, 11/01/30	69	55,935
5.25%, 05/15/33(a)	20	20,149

		530,966
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.
1.13%, 05/11/25	112	107,239
3.20%, 05/13/25	130	127,354
0.55%, 08/20/25(a)	477	449,141
0.70%, 02/08/26(a)	87	80,713
3.25%, 02/23/26(a)	326	316,870
2.45%, 08/04/26(a)	241	228,957
2.05%, 09/11/26	206	193,366
3.35%, 02/09/27(a)	341	329,471
3.20%, 05/11/27(a)	257	246,091
2.90%, 09/12/27(a)	171	161,903
3.00%, 11/13/27(a)	171	162,460
1.20%, 02/08/28	450	397,861
4.00%, 05/10/28	1,080	1,062,977
1.40%, 08/05/28	470	413,061
3.25%, 08/08/29	200	187,837
2.20%, 09/11/29(a)	212	188,347
4.15%, 05/10/30(a)	80	78,852
1.65%, 05/11/30	240	202,870
1.65%, 02/08/31(a)	427	354,599
1.70%, 08/05/31(a)	70	57,612
3.35%, 08/08/32(a)	200	183,640
4.30%, 05/10/33(a)	580	577,442
4.50%, 02/23/36(a)	87	86,420
3.85%, 05/04/43	300	260,130
4.45%, 05/06/44(a)	87	82,699
3.45%, 02/09/45	231	186,182
4.38%, 05/13/45	87	80,314
4.65%, 02/23/46	338	325,127
3.85%, 08/04/46	130	109,993
4.25%, 02/09/47(a)	87	79,172
3.75%, 09/12/47	300	247,332
3.75%, 11/13/47	214	176,564

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued)
2.95%, 09/11/49(a)	$214	$151,634
2.65%, 05/11/50(a)	206	136,787
2.40%, 08/20/50(a)	177	111,736
2.65%, 02/08/51	214	140,901
2.70%, 08/05/51	200	132,366
3.95%, 08/08/52	150	126,423
4.85%, 05/10/53(a)	80	79,484
2.55%, 08/20/60(a)	171	106,842
2.80%, 02/08/61	127	81,239
2.85%, 08/05/61	70	45,197
4.10%, 08/08/62	150	127,254
Dell International LLC/EMC Corp.
5.85%, 07/15/25	104	104,524
4.90%, 10/01/26(a)	171	169,945
5.25%, 02/01/28(a)	200	202,426
5.30%, 10/01/29	214	216,627
5.75%, 02/01/33(a)	60	62,109
5.40%, 04/15/34	50	50,117
8.10%, 07/15/36	69	83,410
3.38%, 12/15/41(a)	171	127,205
8.35%, 07/15/46	126	162,978
3.45%, 12/15/51(a)	32	22,517
Dell, Inc.(a)
7.10%, 04/15/28	71	76,144
6.50%, 04/15/38	71	76,063
Fortinet, Inc.
1.00%, 03/15/26	132	121,438
2.20%, 03/15/31(a)	152	126,871
Hewlett Packard Enterprise Co.
4.90%, 10/15/25(a)	214	212,571
1.75%, 04/01/26(a)	171	159,610
5.25%, 07/01/28(a)	20	20,168
6.20%, 10/15/35	87	92,834
6.35%, 10/15/45(a)	130	139,010
HP, Inc.
2.20%, 06/17/25	87	83,739
4.75%, 01/15/28(a)	50	49,709
4.00%, 04/15/29(a)	90	86,009
2.65%, 06/17/31(a)	171	144,985
5.50%, 01/15/33(a)	150	151,688
6.00%, 09/15/41(a)	112	116,347
NetApp, Inc., 1.88%, 06/22/25(a)	117	111,901
Western Digital Corp.
2.85%, 02/01/29(a)	74	64,383
3.10%, 02/01/32	80	64,415

		12,082,202
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc.
2.75%, 03/27/27	341	322,868
2.85%, 03/27/30(a)	171	154,509
3.25%, 03/27/40	171	137,675
3.88%, 11/01/45(a)	87	72,676
3.38%, 11/01/46	257	195,788
Tapestry, Inc.
7.05%, 11/27/25(a)	35	35,720
7.00%, 11/27/26(a)	125	128,790
7.35%, 11/27/28	75	79,028
7.70%, 11/27/30	50	53,321

50

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Textiles, Apparel & Luxury Goods (continued)
Tapestry, Inc. (continued)
7.85%, 11/27/33	$150	$162,793
VF Corp., 2.95%, 04/23/30(a)	87	71,821

		1,414,989
Tobacco — 0.3%
Altria Group, Inc.
2.35%, 05/06/25(a)	84	81,293
2.63%, 09/16/26(a)	341	321,400
6.20%, 11/01/28(a)	25	26,057
4.80%, 02/14/29(a)	95	94,067
3.40%, 05/06/30	76	69,021
2.45%, 02/04/32(a)	208	168,786
5.80%, 02/14/39(a)	257	260,423
3.40%, 02/04/41	171	125,444
4.25%, 08/09/42(a)	100	81,947
4.50%, 05/02/43	71	59,822
5.38%, 01/31/44(a)	226	222,603
3.88%, 09/16/46(a)	100	74,901
5.95%, 02/14/49(a)	100	101,773
4.45%, 05/06/50	114	90,644
3.70%, 02/04/51	155	108,316
4.00%, 02/04/61(a)	121	89,064
BAT Capital Corp.
3.22%, 09/06/26	171	162,692
4.70%, 04/02/27(a)	87	85,553
3.56%, 08/15/27	113	107,005
2.26%, 03/25/28(a)	104	92,579
3.46%, 09/06/29(a)	87	79,406
4.91%, 04/02/30(a)	104	101,740
6.34%, 08/02/30(a)	100	104,197
5.83%, 02/20/31	25	25,215
2.73%, 03/25/31(a)	100	84,081
4.74%, 03/16/32(a)	96	91,825
7.75%, 10/19/32	40	45,138
6.42%, 08/02/33(a)	90	94,146
6.00%, 02/20/34	200	202,509
4.39%, 08/15/37(a)	384	322,774
3.73%, 09/25/40	70	51,875
7.08%, 08/02/43(a)	50	53,344
4.54%, 08/15/47	231	178,353
4.76%, 09/06/49	100	79,589
5.28%, 04/02/50	87	74,703
3.98%, 09/25/50(a)	104	73,143
5.65%, 03/16/52	96	86,618
7.08%, 08/02/53(a)	75	80,854
BAT International Finance PLC
1.67%, 03/25/26	87	80,976
4.45%, 03/16/28	96	93,221
5.93%, 02/02/29(a)	200	205,285
Philip Morris International, Inc.
3.38%, 08/11/25(a)	130	126,916
5.00%, 11/17/25	200	199,480
4.88%, 02/13/26(a)	100	99,601
2.75%, 02/25/26(a)	73	69,979
4.75%, 02/12/27(a)	75	74,583
3.13%, 08/17/27(a)	171	161,694
5.13%, 11/17/27	200	201,034
4.88%, 02/15/28	100	99,724
5.25%, 09/07/28(a)	25	25,292
4.88%, 02/13/29(a)	75	74,522
5.63%, 11/17/29	155	159,630

Security	Par (000)	Value

Tobacco (continued)
Philip Morris International, Inc. (continued)
5.13%, 02/15/30(a)	$100	$99,999
5.50%, 09/07/30	25	25,479
1.75%, 11/01/30	41	33,457
5.13%, 02/13/31	75	74,508
5.75%, 11/17/32(a)	170	175,511
5.38%, 02/15/33	300	302,465
5.63%, 09/07/33	25	25,566
5.25%, 02/13/34	275	272,562
6.38%, 05/16/38	220	240,796
4.38%, 11/15/41	150	129,363
4.50%, 03/20/42	150	131,053
3.88%, 08/21/42	62	49,640
4.13%, 03/04/43(a)	79	65,275
4.88%, 11/15/43	237	216,497
4.25%, 11/10/44(a)	65	54,456
Reynolds American, Inc.
4.45%, 06/12/25(a)	107	105,569
5.70%, 08/15/35	82	80,072
6.15%, 09/15/43	53	52,568
5.85%, 08/15/45(a)	200	185,509

		8,245,182
Water Utilities — 0.1%
American Water Capital Corp.
2.95%, 09/01/27(a)	87	81,411
3.75%, 09/01/28(a)	257	245,482
3.45%, 06/01/29	87	81,189
2.30%, 06/01/31	155	129,141
4.45%, 06/01/32	90	86,737
5.15%, 03/01/34	50	50,165
4.30%, 09/01/45(a)	87	75,905
3.75%, 09/01/47	87	68,648
4.15%, 06/01/49	87	72,871
3.25%, 06/01/51(a)	155	110,915
5.45%, 03/01/54	50	50,426
Essential Utilities, Inc.(a)
2.40%, 05/01/31	171	141,643
5.38%, 01/15/34	25	24,875
3.35%, 04/15/50	171	119,650
5.30%, 05/01/52	61	57,070

		1,396,128
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV
3.63%, 04/22/29	244	227,144
6.13%, 03/30/40	300	316,423
4.38%, 07/16/42	229	198,085
Orange SA, 9.00%, 03/01/31	437	530,444
Rogers Communications, Inc.
3.63%, 12/15/25(a)	267	259,110
2.90%, 11/15/26	171	161,235
3.20%, 03/15/27	73	69,297
3.80%, 03/15/32	58	52,124
5.30%, 02/15/34(a)	500	495,540
7.50%, 08/15/38(a)	100	115,916
4.50%, 03/15/42	59	51,242
5.00%, 03/15/44	87	79,790
4.30%, 02/15/48(a)	214	174,979
3.70%, 11/15/49	71	52,098
4.55%, 03/15/52(a)	240	201,943
T-Mobile U.S., Inc.
3.50%, 04/15/25	179	175,497

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
T-Mobile U.S., Inc. (continued)
1.50%, 02/15/26(a)	$171	$159,650
2.25%, 02/15/26(a)	150	141,939
2.63%, 04/15/26	100	94,990
3.75%, 04/15/27	300	288,932
5.38%, 04/15/27(a)	100	100,429
4.75%, 02/01/28	125	123,341
2.05%, 02/15/28	87	77,953
4.95%, 03/15/28(a)	85	84,795
4.80%, 07/15/28	80	79,338
4.85%, 01/15/29(a)	65	64,519
2.63%, 02/15/29	100	89,491
3.38%, 04/15/29	200	184,966
3.88%, 04/15/30(a)	800	749,426
2.55%, 02/15/31(a)	259	220,621
2.88%, 02/15/31(a)	100	86,845
3.50%, 04/15/31	225	203,192
2.25%, 11/15/31	59	48,447
2.70%, 03/15/32	130	109,322
5.20%, 01/15/33	200	200,222
5.05%, 07/15/33	275	272,015
5.75%, 01/15/34(a)	315	328,034
5.15%, 04/15/34(a)	35	34,883
4.38%, 04/15/40(a)	214	190,598
3.00%, 02/15/41(a)	141	103,853
4.50%, 04/15/50	295	255,706
3.30%, 02/15/51(a)	300	209,770
3.40%, 10/15/52(a)	341	241,869
5.65%, 01/15/53(a)	200	204,225
5.75%, 01/15/54(a)	330	341,722
6.00%, 06/15/54(a)	100	106,885
3.60%, 11/15/60	174	122,003
5.80%, 09/15/62(a)	100	103,237
Vodafone Group PLC
4.13%, 05/30/25(a)	257	253,086
7.88%, 02/15/30	74	84,356
6.15%, 02/27/37(a)	87	92,871
4.38%, 02/19/43(a)	163	140,828
4.88%, 06/19/49	150	134,296
4.25%, 09/17/50(a)	205	165,476
5.63%, 02/10/53(a)	150	149,076
5.13%, 06/19/59	104	95,059
5.75%, 02/10/63(a)	150	151,636

		10,050,769

Total Corporate Bonds — 25.2% (Cost: $770,908,614)		705,926,436

Foreign Agency Obligations

Canada — 0.3%
Canada Government International Bond
2.88%, 04/28/25	400	391,053
3.75%, 04/26/28(a)	300	292,441
Export Development Canada, 3.38%, 08/26/25	700	685,321
Province of Alberta Canada
1.00%, 05/20/25	511	487,897
3.30%, 03/15/28	341	325,255
1.30%, 07/22/30	341	281,802
Province of British Columbia Canada(a)
2.25%, 06/02/26	171	162,143
0.90%, 07/20/26	341	312,836

Security	Par (000)	Value

Canada (continued)
Province of British Columbia Canada(a) (continued)
4.20%, 07/06/33	$400	$387,914
Province of Manitoba Canada, Series HB, 1.50%, 10/25/28	341	298,728
Province of New Brunswick Canada, 3.63%, 02/24/28	171	164,161
Province of Ontario Canada
0.63%, 01/21/26	171	158,613
3.10%, 05/19/27(a)	400	382,331
1.05%, 05/21/27(a)	171	153,356
4.20%, 01/18/29	500	493,646
2.00%, 10/02/29	171	150,347
1.13%, 10/07/30	341	276,429
1.60%, 02/25/31	341	282,815
Province of Quebec Canada
0.60%, 07/23/25	341	321,984
2.50%, 04/20/26(a)	469	447,935
2.75%, 04/12/27(a)	341	322,867
3.63%, 04/13/28(a)	500	482,726
1.35%, 05/28/30	341	283,848
Series PD, 7.50%, 09/15/29	500	571,004

		8,117,452
Chile — 0.1%
Chile Government International Bond
2.75%, 01/31/27	300	281,531
4.85%, 01/22/29	200	198,875
2.45%, 01/31/31	417	356,926
2.55%, 07/27/33	390	317,339
3.50%, 01/31/34(a)	200	175,426
3.10%, 05/07/41	200	147,988
4.34%, 03/07/42	200	174,562
4.00%, 01/31/52(a)	290	229,191
5.33%, 01/05/54	287	276,572
3.10%, 01/22/61(a)	318	200,539

		2,358,949
Germany — 0.0%
Landwirtschaftliche Rentenbank, 1.75%, 07/27/26(a)	171	160,268

Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	134	154,979

Indonesia — 0.1%
Indonesia Government International Bond
4.15%, 09/20/27(a)	200	194,750
4.10%, 04/24/28	522	506,014
2.85%, 02/14/30(a)	490	437,631
2.15%, 07/28/31(a)	400	331,125
4.65%, 09/20/32	200	194,522
4.35%, 01/11/48(a)	284	248,589
5.35%, 02/11/49	200	201,437
4.20%, 10/15/50(a)	322	271,687
3.05%, 03/12/51	211	149,480
4.30%, 03/31/52	300	256,969
3.20%, 09/23/61(a)	222	147,353

		2,939,557
Israel — 0.1%
Israel Government International Bond
3.25%, 01/17/28	318	296,535
4.50%, 01/17/33	200	186,438
5.50%, 03/12/34	400	395,375

52

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Israel (continued)
Israel Government International Bond (continued)
4.50%, 01/30/43(a)	$415	$357,289
4.13%, 01/17/48	322	250,757
5.75%, 03/12/54	200	191,500
State of Israel, 2.50%, 01/15/30(a)	490	421,094

		2,098,988
Italy — 0.0%
Republic of Italy Government International Bond
1.25%, 02/17/26	511	473,958
2.88%, 10/17/29	200	176,915
5.38%, 06/15/33(a)	130	128,099
4.00%, 10/17/49(a)	417	309,555

		1,088,527
Japan — 0.1%
Japan Bank for International Cooperation
3.88%, 09/16/25(a)	500	491,143
2.75%, 11/16/27	500	467,624
4.63%, 07/19/28	300	300,075
3.25%, 07/20/28(a)	690	653,833
2.00%, 10/17/29	200	174,801
1.88%, 04/15/31(a)	514	430,969
Series DTC, 2.25%, 11/04/26	500	469,190
Japan International Cooperation Agency
2.75%, 04/27/27	300	282,414
4.00%, 05/23/28	300	291,153

		3,561,202
Mexico — 0.2%
Mexico Government International Bond
4.13%, 01/21/26(a)	511	501,578
4.15%, 03/28/27	500	487,344
4.50%, 04/22/29	300	290,250
3.25%, 04/16/30	500	445,250
2.66%, 05/24/31	200	166,800
4.75%, 04/27/32(a)	211	200,186
4.88%, 05/19/33(a)	200	189,625
3.50%, 02/12/34	450	375,187
6.35%, 02/09/35(a)	200	206,625
6.00%, 05/07/36	500	501,000
6.05%, 01/11/40	394	390,183
4.28%, 08/14/41	518	416,472
4.75%, 03/08/44	378	316,102
5.55%, 01/21/45(a)	260	242,369
4.60%, 01/23/46(a)	318	256,586
4.35%, 01/15/47(a)	200	155,700
4.60%, 02/10/48(a)	390	313,219
4.50%, 01/31/50(a)	273	215,261
5.00%, 04/27/51(a)	390	328,575
4.40%, 02/12/52(a)	200	153,188
6.34%, 05/04/53(a)	200	197,813
6.40%, 05/07/54	250	249,766
3.77%, 05/24/61	200	130,250
5.75%, 12/31/99(a)	88	77,055
Series A, 6.75%, 09/27/34(a)	53	56,660

		6,863,044
Panama — 0.1%
Panama Government International Bond
7.13%, 01/29/26	400	405,750
3.16%, 01/23/30	200	166,062
2.25%, 09/29/32	690	488,865
6.40%, 02/14/35(a)	200	188,600

Security	Par (000)	Value

Panama (continued)
Panama Government International Bond (continued)
6.70%, 01/26/36(a)	$462	$447,216
4.50%, 04/16/50(a)	232	155,875
4.30%, 04/29/53	200	129,063
6.85%, 03/28/54	200	180,700
4.50%, 04/01/56	392	253,820
3.87%, 07/23/60(a)	397	228,275

		2,644,226
Peru — 0.1%
Peruvian Government International Bond
2.39%, 01/23/26	238	225,505
4.13%, 08/25/27(a)	520	503,913
2.84%, 06/20/30(a)	215	188,730
2.78%, 01/23/31	341	292,940
1.86%, 12/01/32(a)	130	99,247
8.75%, 11/21/33(a)	77	95,119
3.00%, 01/15/34(a)	388	318,039
6.55%, 03/14/37	287	311,843
3.30%, 03/11/41(a)	141	105,838
5.63%, 11/18/50(a)	240	238,200
2.78%, 12/01/60(a)	214	123,518
3.60%, 01/15/72	75	49,734
3.23%, 07/28/2121	87	50,107

		2,602,733
Philippines — 0.1%
Philippines Government International Bond
10.63%, 03/16/25	—	—
3.00%, 02/01/28(a)	300	279,656
7.75%, 01/14/31(a)	257	297,638
5.00%, 07/17/33(a)	500	499,430
6.38%, 10/23/34	250	276,094
5.00%, 01/13/37	522	516,780
3.95%, 01/20/40	250	215,313
3.70%, 02/02/42	397	325,416
5.95%, 10/13/47	400	427,750

		2,838,077
Poland — 0.1%
Republic of Poland Government International Bond
3.25%, 04/06/26(a)	214	208,087
5.50%, 11/16/27(a)	300	307,302
5.75%, 11/16/32	300	314,073
4.88%, 10/04/33	300	295,215
5.13%, 09/18/34	279	278,099
5.50%, 04/04/53(a)	200	199,942
5.50%, 03/18/54	326	323,571

		1,926,289
South Korea — 0.1%
Export-Import Bank of Korea
3.25%, 11/10/25(a)	500	485,710
5.00%, 01/11/28	300	303,252
4.50%, 09/15/32(a)	200	195,310
5.13%, 01/11/33	500	509,250
Korea Development Bank
4.38%, 02/15/28	500	494,610
2.00%, 10/25/31(a)	500	408,522

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Korea (continued)
Korea International Bond(a)
4.13%, 06/10/44	$250	$225,058
3.88%, 09/20/48	200	170,730

		2,792,442
Supranational — 0.9%
African Development Bank
4.13%, 02/25/27	1,000	988,068
4.38%, 11/03/27	500	498,044
Series GDIF, 0.88%, 03/23/26	1,341	1,244,914
Asian Development Bank
4.25%, 01/09/26(a)	700	693,894
0.50%, 02/04/26	341	315,592
1.00%, 04/14/26	341	316,611
2.00%, 04/24/26(a)	171	161,969
2.63%, 01/12/27(a)	171	162,486
2.50%, 11/02/27(a)	341	318,848
2.75%, 01/19/28(a)	130	122,313
5.82%, 06/16/28	681	712,364
1.75%, 09/19/29(a)	341	297,991
1.88%, 01/24/30	500	436,005
1.50%, 03/04/31	500	415,472
Asian Infrastructure Investment Bank
0.50%, 01/27/26	500	462,910
4.00%, 01/18/28	500	491,825
Corp. Andina de Fomento, 2.25%, 02/08/27(a)	300	276,414
European Bank for Reconstruction & Development, 0.50%, 05/19/25	341	324,298
European Investment Bank
0.63%, 07/25/25	1,341	1,267,264
0.38%, 03/26/26	1,700	1,560,530
2.13%, 04/13/26(a)	171	162,529
0.75%, 10/26/26	247	224,424
4.38%, 03/19/27	1,000	996,501
3.25%, 11/15/27(a)	500	480,067
1.75%, 03/15/29	300	265,722
1.63%, 10/09/29(a)	130	112,939
0.88%, 05/17/30	500	407,747
Inter-American Development Bank
0.88%, 04/03/25	511	489,953
0.88%, 04/20/26(a)	511	473,105
2.00%, 06/02/26(a)	87	82,162
2.38%, 07/07/27	171	160,007
1.13%, 07/20/28(a)	511	446,456
3.13%, 09/18/28	300	284,893
2.25%, 06/18/29(a)	500	451,240
1.13%, 01/13/31	427	346,976
3.20%, 08/07/42(a)	130	106,162
4.38%, 01/24/44(a)	75	71,978
International Bank for Reconstruction & Development
0.63%, 04/22/25(a)	500	477,900
0.38%, 07/28/25	511	481,677
0.50%, 10/28/25	641	599,549
3.13%, 06/15/27	400	383,904
0.75%, 11/24/27(a)	500	437,960
1.13%, 09/13/28(a)	850	739,613
3.63%, 09/21/29	300	289,440
0.75%, 08/26/30(a)	800	640,239
1.25%, 02/10/31(a)	500	408,777
1.63%, 11/03/31	750	618,976
2.50%, 03/29/32(a)	700	613,840

Security	Par (000)	Value

Supranational (continued)
International Bank for Reconstruction & Development (continued)
4.75%, 02/15/35	$87	$88,941
Series GDIF, 2.50%, 07/29/25(a)	171	165,692
Series GDIF, 1.88%, 10/27/26(a)	130	121,540
Series GDIF, 2.50%, 11/22/27(a)	341	318,860
Series GDIF, 1.38%, 04/20/28	500	444,158
International Finance Corp.
0.38%, 07/16/25	341	321,704
0.75%, 10/08/26(a)	341	310,367
0.75%, 08/27/30(a)	341	273,100
Nordic Investment Bank, 4.38%, 03/14/28	500	498,409

		24,865,319
Sweden — 0.0%
Svensk Exportkredit AB
2.25%, 03/22/27(a)	500	466,981
4.13%, 06/14/28	500	492,463

		959,444
Uruguay — 0.1%
Uruguay Government International Bond
4.38%, 10/27/27(a)	171	169,504
4.38%, 01/23/31(a)	427	418,059
5.75%, 10/28/34	150	158,344
7.63%, 03/21/36(a)	300	362,719
5.10%, 06/18/50	384	371,400
4.98%, 04/20/55	200	187,687

		1,667,713

Total Foreign Agency Obligations — 2.4% (Cost: $72,892,506)		67,639,209

Municipal Bonds

Alabama — 0.0%
Alabama Federal Aid Highway Finance Authority, Refunding RB, Series B, 2.65%, 09/01/37	30	23,980

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41(a)	85	82,689

California — 0.2%
Bay Area Toll Authority, RB, BAB
Series S-1, 6.92%, 04/01/40	120	137,296
Series S-1, 7.04%, 04/01/50	75	90,008
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55	95	66,493
California Health Facilities Financing Authority, RB, M/F Housing(a)
Sustainability Bonds, 4.19%, 06/01/37	65	60,074
Sustainability Bonds, 4.35%, 06/01/41	85	77,198
California State University, RB
Series B, 5.18%, 11/01/53(a)	50	49,670
Series E, 2.90%, 11/01/51	75	54,122
California State University, Refunding RB, Series B, 2.98%, 11/01/51	180	128,220
City of Los Angeles Department of Airports Customer Facility Charge Revenue, Refunding ARB, Class A, Sustainability Bonds, (AGM), 4.24%, 05/15/48(a)	60	53,035

54

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, 6.95%, 11/01/50	$75	$88,383
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 06/01/40	75	80,707
Foothill-Eastern Transportation Corridor Agency, Refunding RB
Series A, 4.09%, 01/15/49	80	67,348
Series A, (AGM), 3.92%, 01/15/53	65	52,947
Golden State Tobacco Securitization Corp., Refunding RB
Class B, (SAP), 2.75%, 06/01/34	60	50,810
Class B, (SAP), 3.29%, 06/01/42(a)	150	116,440
Class B, (SAP), 3.00%, 06/01/46	40	37,109
Series A-1, 3.71%, 06/01/41	80	62,906
Subordinate, 3.85%, 06/01/50	75	69,921
Los Angeles Community College District, GO, BAB, 6.75%, 08/01/49(a)	100	118,896
Los Angeles Community College District, Refunding GO, 2.11%, 08/01/32(a)	125	104,853
Los Angeles County Public Works Financing Authority, Refunding RB, BAB, 7.62%, 08/01/40	75	91,662
Los Angeles Department of Water & Power, RB, BAB
5.72%, 07/01/39	75	78,609
6.57%, 07/01/45	125	142,883
Los Angeles Unified School District, GO, BAB
Series KR, 5.76%, 07/01/29	85	86,366
Series KR, 5.75%, 07/01/34	160	165,702
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.71%, 05/15/2120	100	69,071
Series Q, 4.13%, 05/15/32	70	66,895
Series Q, 4.56%, 05/15/53(a)	85	77,334
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48	65	73,979
San Diego County Regional Transportation Commission, RB, BAB, 5.91%, 04/01/48	70	73,636
San Diego County Water Authority, RB, BAB, Series B, 6.14%, 05/01/49	85	93,302
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Series B, (AGM), 3.49%, 01/15/50	75	57,889
State of California, GO, BAB
7.30%, 10/01/39	460	538,619
7.35%, 11/01/39	280	331,527
7.60%, 11/01/40	325	401,333
State of California, Refunding GO
3.38%, 04/01/25	75	73,811
3.50%, 04/01/28	70	67,375
2.50%, 10/01/29(a)	220	197,667
5.75%, 10/01/31	250	265,685
4.60%, 04/01/38	65	62,787
5.20%, 03/01/43(a)	55	55,025
University of California, RB
Series AD, 4.86%, 05/15/2112	75	69,559
Series AQ, 4.77%, 05/15/2115(a)	72	65,253
Series BD, 3.35%, 07/01/29(a)	110	103,786

Security	Par (000)	Value

California (continued)
University of California, RB (continued)
Series BG, 0.88%, 05/15/25	$90	$85,900
University of California, Refunding RB, Series AX, 3.06%, 07/01/25	75	73,317

		5,035,408
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue, RB, BAB, Series B, 5.84%, 11/01/50	75	80,928

Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32(a)	110	115,765

District of Columbia — 0.0%
District of Columbia Income Tax Revenue, RB, BAB, Series E, 5.59%, 12/01/34	75	76,309
District of Columbia Water & Sewer Authority, RB, Series A, Senior Lien, Sustainability Bonds, 4.81%, 10/01/2114(a)	70	64,436
District of Columbia Water & Sewer Authority, Refunding RB, Series D, Subordinate Lien, 3.21%, 10/01/48	65	48,952
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	75	93,886

		283,583
Florida — 0.0%
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.28%, 10/01/41	125	114,007
County of Miami-Dade Florida Transit System, Refunding RB, Series B, 2.60%, 07/01/42	60	45,073
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series C, 3.49%, 10/01/42	70	58,382
State Board of Administration Finance Corp., RB(a)
Series A, 1.26%, 07/01/25	128	121,758
Series A, 2.15%, 07/01/30	165	140,446

		479,666
Georgia — 0.0%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 2.26%, 11/01/35	80	64,650
Municipal Electric Authority of Georgia, Refunding RB, BAB, 6.66%, 04/01/57	119	136,990

		201,640
Idaho — 0.0%
Idaho Energy Resources Authority, RB, 2.86%, 09/01/46(a)	85	59,385

Illinois — 0.1%
Chicago O’Hare International Airport, ARB(a)
Series C, Senior Lien, 4.47%, 01/01/49	65	60,447
Series C, Senior Lien, 4.57%, 01/01/54	65	60,870
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB, Series A, 6.90%, 12/01/40	92	103,909
Illinois State Toll Highway Authority, RB, BAB, Series A, 6.18%, 01/01/34	87	92,916
Metropolitan Water Reclamation District of Greater Chicago, GO, BAB, 5.72%, 12/01/38	70	74,292
Sales Tax Securitization Corp., Refunding RB, Series B, 2nd Lien, 3.24%, 01/01/42	230	186,114

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
State of Illinois, GO, 5.10%, 06/01/33(a)	$795	$788,316
State of Illinois, GO, BAB, 7.35%, 07/01/35	69	73,955

		1,440,819
Indiana — 0.0%
Indiana Finance Authority, Refunding RB, 3.05%, 01/01/51	75	55,260

Kansas — 0.0%
Kansas Development Finance Authority, RB, Series K, (BAM), 2.77%, 05/01/51(a)	55	38,525

Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
Class A-1, 3.62%, 02/01/29	92	89,695
Class A-4, 4.48%, 08/01/39	110	105,224
Series A-3, 5.20%, 12/01/39(a)	125	126,451
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A, 2.95%, 05/01/41(a)	95	73,295

		394,665
Massachusetts — 0.0%
Commonwealth of Massachusetts, GO, Series H, 2.90%, 09/01/49	80	57,576
Commonwealth of Massachusetts, GO, BAB, 5.46%, 12/01/39(a)	180	183,693
Massachusetts School Building Authority, RB, BAB, 5.72%, 08/15/39	115	122,008
Massachusetts School Building Authority, Refunding RB, Series B, Sustainability Bonds, 1.75%, 08/15/30	75	64,751
Massachusetts Water Resources Authority, Refunding RB, Series C, Sustainability Bonds, 2.82%, 08/01/41	65	51,383

		479,411
Michigan — 0.0%
Michigan Finance Authority, Refunding RB
3.08%, 12/01/34	60	52,253
3.38%, 12/01/40(a)	70	58,089
Michigan State Building Authority, Refunding RB, Series 2, 2.71%, 10/15/40	95	72,891
Michigan State University, RB, Series A, 4.17%, 08/15/2122	82	64,652
Michigan Strategic Fund, RB, 3.23%, 09/01/47	85	65,408
University of Michigan, RB
Series A, 3.50%, 04/01/52(a)	60	47,231
Series A, 4.45%, 04/01/2122	74	63,718
Series B, Sustainability Bonds, 3.50%, 04/01/52(a)	95	75,111

		499,353
Minnesota — 0.0%
University of Minnesota, RB, 4.05%, 04/01/52(a)	64	55,631

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 3.65%, 08/15/57	90	70,000

Security	Par (000)	Value

Nevada — 0.0%
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45	$95	$110,741

New Jersey — 0.0%
New Jersey Economic Development Authority, RB, Series A, (NPFGC), 7.43%, 02/15/29	249	265,950
New Jersey Transportation Trust Fund Authority, RB, BAB
Series B, 6.56%, 12/15/40	75	83,151
Series C, 5.75%, 12/15/28	70	70,448
New Jersey Turnpike Authority, RB, BAB, Series F, 7.41%, 01/01/40(a)	155	186,383
Rutgers The State University of New Jersey, RB, Series P, 3.92%, 05/01/2119	74	53,227
Rutgers The State University of New Jersey, Refunding RB, Series R, 3.27%, 05/01/43	80	64,965

		724,124
New York — 0.1%
City of New York, GO, Series F-1, 6.27%, 12/01/37	85	92,600
City of New York, GO, BAB, Series A-2, 5.21%, 10/01/31	90	90,122
Metropolitan Transportation Authority, RB, BAB
6.67%, 11/15/39	100	110,068
7.34%, 11/15/39(a)	100	122,358
6.81%, 11/15/40	80	89,037
New York City Municipal Water Finance Authority, Refunding RB, BAB(a)
5.72%, 06/15/42	85	88,359
6.01%, 06/15/42	110	118,039
5.44%, 06/15/43	75	75,246
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB, 5.57%, 11/01/38	125	128,156
New York State Urban Development Corp., RB, Series B, 3.90%, 03/15/33(a)	100	95,215
Port Authority of New York & New Jersey, ARB
3.18%, 07/15/60	70	48,243
Series 192, 4.81%, 10/15/65	80	76,475
Port Authority of New York & New Jersey, RB
Series 159, 6.04%, 12/01/29	75	80,155
Series 168, 4.93%, 10/01/51	220	216,178
Series 182, 5.31%, 08/01/46	75	74,422
Port Authority of New York & New Jersey, Refunding ARB, Series 239, 5.07%, 07/15/53(a)	50	50,759

		1,555,432
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority, RB, Series S, 3.20%, 01/15/51	75	53,186

Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50(a)	100	133,799
JobsOhio Beverage System, Refunding RB
Series A, 2.83%, 01/01/38	100	82,144
Series B, 3.99%, 01/01/29	65	63,652

56

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Ohio State University, RB, BAB, Series C, 4.91%, 06/01/40	$145	$143,520
Ohio Turnpike & Infrastructure Commission, Refunding RB, Series A, Junior Lien, 3.22%, 02/15/48(a)	95	72,733

		495,848

Oregon — 0.0%
Oregon School Boards Association, GO, Series B, (NPFGC), 5.55%, 06/30/28	75	75,762
Oregon State University, RB, (BAM), 3.42%, 03/01/60	62	45,857
State of Oregon Department of Transportation, RB, BAB, Series A, 5.83%, 11/15/34	70	72,975
State of Oregon, GO, 5.89%, 06/01/27	140	142,087

		336,681

Pennsylvania — 0.0%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, 2.93%, 07/01/45	70	52,650
Commonwealth Financing Authority, RB, Series A, 2.99%, 06/01/42(a)	225	171,651
Pennsylvania State University, Refunding RB, Series D, 2.79%, 09/01/43	100	75,260
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 3.56%, 09/15/2119	62	42,096

		341,657

South Carolina — 0.0%
South Carolina Public Service Authority, RB, BAB, Series C, 6.45%, 01/01/50	74	82,028

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series B, 4.05%, 07/01/26	62	60,699

Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 4.43%, 02/01/42	65	61,459
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB, Junior Lien, 5.81%, 02/01/41(a)	95	100,086
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48	70	48,782
Dallas Fort Worth International Airport, Refunding RB 2.84%, 11/01/46	65	48,443
Series A, 2.99%, 11/01/38	75	62,833
Series C, 2.92%, 11/01/50(a)	160	116,056
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	200	145,560
North Texas Tollway Authority, RB, BAB, Series B, 6.72%, 01/01/49	96	113,279
North Texas Tollway Authority, Refunding RB, 3.01%, 01/01/43	35	26,632
State of Texas, GO, BAB, 5.52%, 04/01/39(a)	110	113,756
Texas Natural Gas Securitization Finance Corp., RB(a)
Series 2023-1, 5.10%, 04/01/35	175	176,600
Series 2023-1, 5.17%, 04/01/41	170	172,734

Security	Par (000)	Value

Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49(a)	$80	$65,619
Texas Transportation Commission State Highway Fund, RB, Series B, 5.18%, 04/01/30	110	109,403
Texas Transportation Commission, Refunding GO, 2.47%, 10/01/44(a)	185	129,231

		1,490,473

Virginia — 0.0%
University of Virginia, RB, Series C, 4.18%, 09/01/2117	60	48,133
University of Virginia, Refunding RB 2.26%, 09/01/50	120	73,261
Series U, 2.58%, 11/01/51(a)	85	55,422

		176,816

Washington — 0.0%
State of Washington, GO, BAB, Series B, 5.14%, 08/01/40	75	73,745

Wisconsin — 0.0%
State of Wisconsin, RB, Series A, (AGM), 5.70%, 05/01/26	60	60,282
State of Wisconsin, Refunding RB, Series A, 3.95%, 05/01/36	110	102,384

		162,666

Total Municipal Bonds — 0.5% (Cost: $17,562,336)		15,060,804

Non-Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities — 0.7%
Bank
Series 2019-BN18, Class A4, 3.58%, 05/15/62	341	306,500
Series 2019-BN21, Class A5, 2.85%, 10/17/52	936	826,517
Series 2020-BN27, Class A5, 2.14%, 04/15/63	925	762,714
BBCMS Mortgage Trust
Series 2017-C1, Class A4, 3.67%, 02/15/50	392	372,431
Series 2023-C21, Class A5, 6.00%, 09/15/56(b)	940	1,004,218
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	1,577	1,341,855
Benchmark Mortgage Trust
Series 2018-B5, Class A4, 4.21%, 07/15/51	511	491,359
Series 2019-B10, Class A4, 3.72%, 03/15/62	546	512,117
Series 2019-B11, Class A4, 3.28%, 05/15/52	681	622,603
Series 2019-B9, Class A5, 4.02%, 03/15/52	511	477,399
Series 2020-B19, Class B, 2.35%, 09/15/53	193	132,926
Series 2020-B21, Class A4, 1.70%, 12/17/53	612	504,771
Series 2020-B21, Class A5, 1.98%, 12/17/53	410	335,016
Series 2021-B29, Class A5, 2.39%, 09/15/54	567	473,214
Citigroup Commercial Mortgage Trust
Series 2016-GC37, Class A4, 3.31%, 04/10/49	597	567,658
Series 2016-P5, Class A4, 2.94%, 10/10/49	171	158,204
Series 2017-P7, Class A4, 3.71%, 04/14/50	384	360,462
Commercial Mortgage Trust, Series 2016-CR28, Class A4, 3.76%, 02/10/49	130	125,701
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 08/15/48	171	166,019
Series 2016-C7, Class A5, 3.50%, 11/15/49	816	767,569
Series 2018-CX11, Class A5, 4.03%, 04/15/51(b)	681	648,824
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49	1,275	1,197,454

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
Series 2015-GC30, Class A4, 3.38%, 05/10/50	$104	$101,011
Series 2015-GS1, Class A3, 3.73%, 11/10/48	392	377,720
Series 2018-GS10, Class A5, 4.16%, 07/10/51(b)	511	478,018
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5, 4.08%, 02/15/47	8	8,012
Series 2015-C31, Class A3, 3.80%, 08/15/48	321	310,100
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP7, Class A5, 3.45%, 09/15/50	597	552,044
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C7, Class A5, 3.41%, 10/15/50	1,021	951,078
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class A4, 3.73%, 05/15/48	130	126,271
Series 2016-C28, Class A4, 3.54%, 01/15/49	1,151	1,104,378
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4, 3.81%, 12/15/48	203	196,058
Series 2018-H3, Class A4, 3.91%, 07/15/51	511	486,958
Series 2019-H6, Class A4, 3.42%, 06/15/52	102	93,729
Series 2019-L3, Class AS, 3.49%, 11/15/52	132	116,626
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class A4, 3.79%, 09/15/48	825	802,752
Series 2019-C49, Class A5, 4.02%, 03/15/52	655	624,601
Series 2020-C56, Class A5, 2.45%, 06/15/53	530	454,721
Series 2020-C58, Class A4, 2.09%, 07/15/53	481	398,906

Total Non-Agency Mortgage-Backed Securities — 0.7% (Cost: $21,543,691)		19,338,514

Preferred Securities

Capital Trusts — 0.0%

Banks — 0.0%
Goldman Sachs Capital I, Class A5, 6.35%, 02/15/34	87	90,662

Electric Utilities — 0.0%
American Electric Power Co., Inc., 3.88%, 02/15/62(b)	71	63,804

Insurance — 0.0%
MetLife, Inc., 6.40%, 12/15/66(a)	104	106,492
Prudential Financial, Inc.(b)
5.38%, 05/15/45(a)	87	86,001
6.50%, 03/15/54	100	101,382

		293,875

Oil, Gas & Consumable Fuels — 0.0%
BP Capital Markets PLC, 6.45%(b)(f)	200	207,118

		655,459

Total Preferred Securities — 0.0% (Cost: $676,738)		655,459

U.S. Government Sponsored Agency Securities

Agency Obligations — 0.6%
Fannie Mae
2.63%, 09/06/24	1,021	1,009,432
0.50%, 06/17/25	3,395	3,219,650
6.25%, 05/15/29(a)	909	990,146
7.13%, 01/15/30	1,698	1,941,322
7.25%, 05/15/30(a)	3,487	4,034,521

Security	Par (000)	Value

Agency Obligations (continued)
Fannie Mae (continued)
0.88%, 08/05/30(a)	$1,191	$964,297
6.63%, 11/15/30	53	59,818
Federal Home Loan Banks
2.75%, 12/13/24	855	840,660
3.13%, 06/13/25	1,640	1,606,176
5.50%, 07/15/36	370	406,575
Federal Home Loan Mortgage Corp.
0.38%, 07/21/25(a)	82	77,358
6.75%, 03/15/31	477	546,254
6.25%, 07/15/32(a)	562	638,791
Tennessee Valley Authority
1.50%, 09/15/31	70	57,744
5.88%, 04/01/36	359	399,770
3.50%, 12/15/42	74	61,341

		16,853,855

Commercial Mortgage-Backed Securities — 0.8%
Fannie Mae-Aces
Series 2016-M5, Class A2, 2.47%, 04/25/26	912	868,094
Series 2017-M15, Class A2, 2.96%, 09/25/27(b)	610	576,821
Series 2018-M12, Class A2, 3.63%, 08/25/30(b)	511	483,412
Series 2019-M22, Class A2, 2.52%, 08/25/29	757	680,120
Series 2020-M46, Class A2, 1.32%, 05/25/30	932	773,999
Series 2021-M13, Class A2, 1.60%, 04/25/31(b)	724	589,308
Series 2021-M17, Class A2, 1.71%, 07/25/31(b)	511	416,327
Series 2021-M2S, Class A2, 1.81%, 10/25/31(b)	1,470	1,209,971
Freddie Mac Mortgage-Backed Securities
4.50%, 04/01/46	7	7,299
4.00%, 05/01/46	37	34,937
Freddie Mac Multifamily Structured Pass Through Certificates
Series K052, Class A2, 3.15%, 11/25/25	130	126,405
Series K063, Class A2, 3.43%, 01/25/27(b)	850	821,539
Series K066, Class A2, 3.12%, 06/25/27	597	570,170
Series K067, Class A1, 2.90%, 03/25/27	336	325,454
Series K076, Class A2, 3.90%, 04/25/28	341	331,606
Series K088, Class A2, 3.69%, 01/25/29	87	83,518
Series K100, Class A2, 2.67%, 09/25/29	1,698	1,540,916
Series K101, Class A2, 2.52%, 10/25/29	960	863,524
Series K110, Class A2, 1.48%, 04/25/30	450	377,657
Series K111, Class A2, 1.35%, 05/25/30	171	141,750
Series K123, Class A2, 1.62%, 12/25/30	1,698	1,407,796
Series K126, Class A2, 2.07%, 01/25/31	1,856	1,583,082
Series K-1521, Class A2, 2.18%, 08/25/36	813	610,747
Series K-154, Class A2, 4.35%, 01/25/33(b)	1,000	976,515
Series K-156, Class A2, 4.43%, 02/25/33(b)	1,500	1,472,185
Series K734, Class A2, 3.21%, 02/25/26	969	941,092
Series K-752, Class A2, 4.28%, 07/25/30	5,000	4,887,226

		22,701,470

Mortgage-Backed Securities — 25.7%
Fannie Mae Mortgage-Backed Securities
3.00%, 02/01/47	180	158,977
4.00%, 02/01/47 - 02/01/57	650	603,939
3.50%, 11/01/51	988	900,875
(12-mo. LIBOR US + 1.53%), 5.18%, 05/01/43(b)	7	6,726
(12-mo. LIBOR US + 1.54%), 5.42%, 06/01/43(b)	9	9,497
(12-mo. LIBOR US + 1.70%), 5.95%, 08/01/42(b)	2	2,494

58

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities(continued)
Fannie Mae Mortgage-Backed Securities (continued)
(12-mo. LIBOR US + 1.75%), 6.00%, 08/01/41(b)	$1		$1,295
(12-mo. LIBOR US + 1.83%), 6.08%, 11/01/40(b)	1		923
Freddie Mac Mortgage-Backed Securities
8.00%, 12/01/24	—	(g)	256
3.00%, 03/01/27 - 10/01/47	6,910		6,171,353
2.50%, 07/01/28 - 01/01/33	1,526		1,426,954
3.50%, 03/01/32 - 06/01/49	6,748		6,199,308
5.00%, 04/01/33 - 04/01/49	286		285,561
4.00%, 05/01/33 - 01/01/49	2,291		2,169,956
5.50%, 06/01/35 - 01/01/39	10		9,787
4.50%, 06/01/38 - 01/01/49	1,001		976,582
(12-mo. LIBOR US + 1.50%), 5.25%, 06/01/43(b)	—	(g)	333
(12-mo. LIBOR US + 1.71%), 5.98%, 08/01/41(b)	1		1,180
(12-mo. LIBOR US + 1.84%), 5.87%, 09/01/40(b)	2		1,682
Ginnie Mae Mortgage-Backed Securities
5.50%, 12/15/32 - 04/18/54(h)	9,734		9,734,363
6.00%, 03/15/35 - 04/18/54(h)	8,344		8,420,581
6.50%, 09/15/36 - 04/18/54(h)	6,707		6,821,508
4.50%, 07/15/39 - 04/18/54(h)	11,986		11,567,822
5.00%, 11/15/39 - 04/18/54(h)	12,177		11,987,834
4.00%, 03/15/41 - 04/18/54(h)	13,404		12,622,491
3.50%, 09/20/42 - 04/18/54(h)	20,489		18,835,343
3.00%, 01/20/43 - 04/18/54(h)	26,759		23,738,651
2.50%, 05/20/45 - 04/18/54(h)	38,186		32,473,771
2.00%, 07/20/50 - 04/18/54(h)	35,621		29,195,446
1.50%, 10/20/51	158		124,446
Uniform Mortgage-Backed Securities
4.50%, 05/01/24 - 04/11/54(h)	25,059		24,035,687
4.00%, 10/01/25 - 04/11/54(h)	36,970		34,766,023
3.50%, 02/01/26 - 04/11/54(h)	42,893		39,144,290
3.00%, 01/01/27 - 04/11/54(h)	68,248		60,122,351
2.50%, 09/01/28 - 04/11/54(h)	130,117		109,785,067
7.00%, 02/01/32	2		1,557
6.50%, 07/01/32 - 04/11/54(h)	16,960		17,393,670
5.00%, 11/01/33 - 04/11/54(h)	24,028		23,517,981
6.00%, 03/01/34 - 04/11/54(h)	18,612		18,870,009
2.00%, 12/01/35 - 04/11/54(h)	195,749		159,564,640
1.50%, 03/01/36 - 11/01/51(h)	28,230		22,829,179
5.50%, 04/01/36 - 04/11/54(h)	24,354		24,389,163

			718,869,551

Total U.S. Government Sponsored Agency Securities — 27.1% (Cost: $845,159,203)			758,424,876

U.S. Treasury Obligations
U.S. Treasury Bonds
6.88%, 08/15/25(a)	1,359		1,399,133
6.00%, 02/15/26	1,300		1,333,470
6.75%, 08/15/26	1,275		1,337,555
6.63%, 02/15/27	597		633,007
5.25%, 11/15/28 - 02/15/29	2,379		2,479,146
6.13%, 08/15/29	1,275		1,389,302
5.38%, 02/15/31	1,021		1,096,179
4.50%, 02/15/36 - 02/15/44(a)	5,335		5,452,917
4.75%, 02/15/37 - 11/15/53	17,250		18,202,457
5.00%, 05/15/37	1,885		2,048,833

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Bonds (continued)
4.38%, 02/15/38 - 08/15/43	$7,040	$7,025,845
3.50%, 02/15/39	1,139	1,046,412
4.25%, 05/15/39 - 11/15/40	3,278	3,256,319
4.63%, 02/15/40	2,755	2,854,438
1.13%, 05/15/40 - 08/15/40	11,545	7,172,485
3.88%, 08/15/40 - 05/15/43	9,857	9,117,036
1.38%, 11/15/40 - 08/15/50	10,111	5,959,691
1.88%, 02/15/41 - 11/15/51	18,715	11,709,523
2.25%, 05/15/41 - 02/15/52(a)	19,945	13,729,238
1.75%, 08/15/41	5,091	3,435,630
3.75%, 08/15/41 - 11/15/43	5,884	5,348,343
2.00%, 11/15/41 - 08/15/51(a)	20,459	13,155,503
3.13%, 11/15/41 - 05/15/48(a)	12,314	10,122,923
2.38%, 02/15/42 - 05/15/51	14,140	9,893,875
3.00%, 05/15/42 - 08/15/52(a)	34,477	27,071,677
3.25%, 05/15/42	4,100	3,485,160
2.75%, 08/15/42 - 11/15/47(a)	9,962	7,601,223
3.38%, 08/15/42 - 11/15/48	11,439	9,680,274
4.00%, 11/15/42 - 11/15/52	9,600	9,032,555
2.88%, 05/15/43 - 05/15/52	20,469	15,747,951
3.63%, 08/15/43 - 05/15/53	16,144	14,211,616
2.50%, 02/15/45 - 05/15/46(a)	9,048	6,562,418
1.25%, 05/15/50	4,072	2,082,605
1.63%, 11/15/50	7,231	4,084,103
4.13%, 08/15/53	8,400	8,073,187
U.S. Treasury Notes
0.38%, 04/30/25 - 09/30/27	30,551	27,855,888
3.88%, 04/30/25 - 08/15/33	54,000	53,049,726
2.13%, 05/15/25	5,642	5,467,671
0.25%, 05/31/25 - 10/31/25	31,504	29,630,326
2.75%, 06/30/25 - 08/15/32	30,994	28,986,271
3.00%, 07/15/25 - 10/31/25	15,993	15,592,094
2.88%, 07/31/25 - 05/15/32(a)	31,115	29,163,229
2.00%, 08/15/25 - 11/15/26	8,119	7,754,071
3.13%, 08/15/25 - 08/31/29	22,091	21,276,089
3.50%, 09/15/25 - 02/15/33	29,700	28,553,293
5.00%, 09/30/25	5,000	5,012,305
4.25%, 10/15/25 - 02/15/54(a)	49,000	48,813,789
2.25%, 11/15/25 - 11/15/27	13,169	12,354,290
4.50%, 11/15/25 - 11/15/33	33,400	33,664,226
4.00%, 12/15/25 - 02/15/34	63,300	62,512,445
2.63%, 01/31/26 - 07/31/29	11,795	11,028,620
1.63%, 02/15/26 - 05/15/31	43,145	39,240,020
0.50%, 02/28/26 - 10/31/27	28,807	25,836,937
4.63%, 03/15/26 - 09/30/30	29,000	29,175,859
0.75%, 03/31/26 - 01/31/28	26,321	24,129,153
3.75%, 04/15/26 - 12/31/30	27,000	26,397,109
3.63%, 05/15/26 - 03/31/30	21,000	20,461,756
4.13%, 06/15/26 - 11/15/32	52,200	51,795,234
0.88%, 06/30/26 - 11/15/30	12,897	11,084,864
1.88%, 06/30/26 - 02/15/32	25,836	23,018,223
0.63%, 07/31/26 - 08/15/30(a)	35,537	29,914,569
1.50%, 08/15/26 - 02/15/30	22,697	20,408,109
4.38%, 08/15/26 - 11/30/30	29,000	29,068,047
1.38%, 08/31/26 - 11/15/31	26,450	22,752,006
1.13%, 10/31/26 - 02/15/31	29,554	25,621,021
1.25%, 11/30/26 - 08/15/31	52,647	46,099,343
1.75%, 12/31/26 - 01/31/29	7,000	6,321,172
2.50%, 03/31/27	4,267	4,039,982
2.38%, 05/15/27 - 05/15/29	14,389	13,296,230
3.25%, 06/30/27 - 06/30/29	9,500	9,120,039

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
1.00%, 07/31/28	$6,786	$5,912,833
4.88%, 10/31/28 - 10/31/30	8,500	8,752,871
3.38%, 05/15/33	10,000	9,367,969

Total U.S. Treasury Obligations — 41.1% (Cost: $1,253,112,347)		1,149,359,708

Total Long-Term Investments — 97.4% (Cost: $2,993,942,718)		2,728,436,201

	Shares

Short-Term Securities

Money Market Funds — 18.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(i)(j)(k)	509,304,638	509,508,360
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(i)(j)	100,000	100,000

		509,608,360

	Par (000)

U.S. Treasury Obligations — 0.9%
U.S. Treasury Notes
1.50%, 02/15/25	$5,091	4,933,845
5.03%, 02/28/25	5,091	4,986,048
1.75%, 03/15/25(a)	11,962	11,595,447
3.88%, 03/31/25	4,000	3,954,847

		25,470,187

Total Short-Term Securities — 19.1% (Cost: $535,438,657)		535,078,547

Total Investments Before TBA Sale Commitments — 116.5% (Cost: $3,529,381,375)		3,263,514,748

Security	Par (000)	Value

TBA Sale Commitments(h)

Mortgage-Backed Securities — (0.1)%
Ginnie Mae Mortgage-Backed Securities, 6.50%, 04/18/54	$(250)	$(254,168)
Uniform Mortgage-Backed Securities, 2.00%, 04/11/54	(3,025)	(2,392,738)

Total TBA Sale Commitments — (0.1)% (Proceeds: $(2,621,086))		(2,646,906)

Total Investments, Net of TBA Sale Commitments — 116.4% (Cost: $3,526,760,289)		3,260,867,842

Liabilities in Excess of Other Assets — (16.4)%		(460,613,841)

Net Assets — 100.0%		$2,800,254,001

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	When-issued security.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Perpetual security with no stated maturity date.
(g)	Rounds to less than 1,000.
(h)	Represents or includes a TBA transaction.
(i)	Affiliate of the Master Portfolio.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$588,823,007	$—	$(79,196,720	)(a)	$45,007	$(162,934)	$509,508,360	509,304,638	$2,295,800	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	—		—	—	100,000	100,000	1,305		—

					$45,007	$(162,934)	$509,608,360		$2,297,105		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

60

Schedule of Investments (unaudited) (continued) March 31, 2024	U.S. Total Bond Index Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$12,031,195	$—	$12,031,195
Corporate Bonds	—	705,926,436	—	705,926,436
Foreign Agency Obligations	—	67,639,209	—	67,639,209
Municipal Bonds	—	15,060,804	—	15,060,804
Non-Agency Mortgage-Backed Securities	—	19,338,514	—	19,338,514
Preferred Securities
Capital Trusts	—	655,459	—	655,459
U.S. Government Sponsored Agency Securities	—	758,424,876	—	758,424,876
U.S. Treasury Obligations	—	1,149,359,708	—	1,149,359,708
Short-Term Securities
Money Market Funds	509,608,360	—	—	509,608,360
U.S. Treasury Obligations	—	25,470,187	—	25,470,187
Liabilities
Investments
TBA Sale Commitments	—	(2,646,906)	—	(2,646,906)

	$509,608,360	$2,751,259,482	$—	$3,260,867,842

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

Portfolio Abbreviation (continued)

RB	Revenue Bond

REIT	Real Estate Investment Trust

SAB	Special Assessment Bonds

SAP	Subject to Appropriations

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	61